OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	April 30, 2013
UNITED STATES	Estimated average burden hours per response. . . . . . . . . . . . . . 5.6
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Emerging Markets Macro Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes 3.9%
SUPRANATIONAL 3.9%
Corp. Andina de Fomento		$3,965,000		$4,151,537
TOTAL SUPRANATIONAL				4,151,537
Total Corporate Bonds & Notes (Cost: $4,017,965)				$4,151,537

Inflation-Indexed Bonds(a) 6.8%
Mexico 6.8%
Mexican Udibonos
12/19/13	3.500%	MXN	1,953,000	7,378,975
TOTAL MEXICO				7,378,975
Total Inflation-Indexed Bonds (Cost: $7,569,247)				$7,378,975

Foreign Government Obligations(a) 20.8%
CHILE 3.2%
Chile Government International Bond Senior Unsecured
08/05/20	5.500%	CLP	1,500,000,000	3,380,744
COLOMBIA 2.8%
Colombia Government International Bond Senior Unsecured
07/12/21	4.375%	1,700,000		1,972,000
Empresa de Energia de Bogota SA Senior Unsecured (b)
11/10/21	6.125%	1,000,000		1,078,926
Total				3,050,926
DOMINICAN REPUBLIC 2.7%
Dominican Republic International Bond Senior Unsecured (b)
05/06/21	7.500%	2,600,000		2,937,457
GREECE —%
Hellenic Republic Government Bond Senior Unsecured (c)
10/15/42	0.000%	EUR	1,417,500	9,628
MEXICO 0.4%
Mexican Bonos
12/15/16	7.250%	MXN $	567,100	$468,326

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a) (continued)
QATAR 2.4%
Qatar Government International Bond Senior Unsecured
04/09/19	6.550%	2,050,000	2,542,000
ROMANIA 1.0%
Romanian Government International Bond Senior Unsecured (b)
02/07/22	6.750%	1,000,000	1,086,698
RUSSIAN FEDERATION 4.9%
Russian Foreign Bond - Eurobond Senior Unsecured (b)
04/04/17	3.250%	2,000,000	2,086,000
Sberbank of Russia Via SB Capital SA Senior Unsecured (b)
02/07/17	4.950%	3,000,000	3,166,019
Total			5,252,019
TRINIDAD AND TOBAGO 1.2%
Petroleum Co. of Trinidad & Tobago Ltd. Senior Unsecured (b)
08/14/19	9.750%	1,000,000	1,271,854
VENEZUELA 2.2%
Petroleos de Venezuela SA
11/02/17	8.500%	2,660,000	2,360,750
Total Foreign Government Obligations (Cost: $20,985,084)			$22,360,402

		Shares	Value

Money Market Funds 67.7%
Columbia Short-Term Cash Fund, 0.164% (d)(e)		72,995,076	$72,995,076
Total Money Market Funds (Cost: $72,995,076)			$72,995,076
Total Investments
(Cost: $105,567,372) (f)			$106,885,990(g)
Other Assets & Liabilities, Net			865,391
Net Assets			$107,751,381

Investments in Derivatives

Credit Default Swap Contracts Outstanding at August 31, 2012

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank Global Markets Limited	Republic of Turkey	Dec. 20, 2015	1.00	2,700,000	29,021	(104,867)	(5,475)	—	(81,321)
Barclays	Emirate of Abu Dhabi	June 26, 2016	1.00	2,000,000	(6,021)	(3,234)	(4,055)	—	(13,310)
Barclays	Emirate of Abu Dhabi	Sept. 20, 2016	1.00	4,672,000	(5,414)	(10,856)	(9,474)	—	(25,744)
Barclays	Emirate of Abu Dhabi	March 20, 2017	1.00	11,000,000	25,716	(146,021)	(22,305)	—	(142,610)
Total								—	(262,985)

Credit Default Swap Contracts Outstanding at August 31, 2012

Sell Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate (%)	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	State of Qatar	June 20, 2016	1.00	2,000,000	7,341	3,234	4,055	14,630	—
Barclays	Republic of Peru	Sept. 20, 2016	1.00	7,344,000	2,698	181,270	14,892	198,860	—
Citibank	Republic of Peru	Sept. 20, 2016	1.00	3,000,000	1,102	28,895	6,083	36,080	—
Citibank	Republic of Peru	Sept. 20, 2016	1.00	1,500,000	551	34,221	3,042	37,814	—
Barclays	State of Qatar	Sept. 20, 2016	1.00	4,672,000	9,799	7,242	9,474	26,515	—
Citibank	People’s Republic of China	Dec. 20, 2016	1.00	1,500,000	10,373	25,715	3,042	39,130	—
Citibank New York	People’s Republic of China	Dec. 20, 2016	1.00	9,700,000	67,083	227,644	19,669	314,396	—
Barclays	State of Qatar	March 20, 2017	1.00	11,000,000	(20,549)	134,340	22,305	136,096	—
Total								803,521	—

Forward Foreign Currency Exchange Contracts Open at August 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Deutsche Bank	September 24, 2012	7,397,064 (USD)	23,175,000 (MYR)	9,922	—
Goldman, Sachs & Co.	October 1, 2012	1,733,795 (USD)	55,608,000 (RUB)	—	(16,169)
UBS Securities	October 3, 2012	3,048,000 (EUR)	3,831,336 (USD)	—	(3,519)
Goldman, Sachs & Co.	October 5, 2012	1,784,373 (USD)	6,022,000 (PLN)	9,728	—
HSBC Bank PLC	February 13, 2013	19,974,054 (USD)	125,230,040 (CNY)	—	(459,690)
Total				19,650	(479,378)

Notes to Portfolio of Investments
(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $11,626,954 or 10.79% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2012.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	73,317,978	2,550,536	(2,873,438)	72,995,076	28,667	72,995,076

(f)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $105,567,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	1,523,000
Unrealized Depreciation	(204,000)
Net Unrealized Appreciation	1,319,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
CLP	Chilean Peso
CNY	China, Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
MYR	Malaysia Ringgits
PLN	Polish Zloty
RUB	Russian Rouble
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However,  the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes	—	4,151,537	—	4,151,537
Inflation-Indexed Bonds	—	7,378,975	—	7,378,975
Foreign Government Obligations	—	22,360,402	—	22,360,402
Total Bonds	—	33,890,914	—	33,890,914

Other
Money Market Funds	72,995,076	—	—	72,995,076
Total Other	72,995,076	—	—	72,995,076

Investments in Securities	72,995,076	33,890,914	—	106,885,990
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	19,650	—	19,650
Swap Contracts	—	803,521	—	803,521
Liabilities
Forward Foreign Currency Exchange Contracts	—	(479,378)	—	(479,378)
Swap Contracts	—	(262,985)	—	(262,985)
Total	72,995,076	33,971,722	—	106,966,798

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Absolute Return Enhanced Multi-Strategy Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 36.7%
CONSUMER DISCRETIONARY 5.2%
Auto Components 0.2%
Delphi Automotive PLC (a)	937	$28,382
Johnson Controls, Inc.	3,233	87,970
TRW Automotive Holdings Corp. (a)	2,223	97,167
Total		213,519
Hotels, Restaurants & Leisure 0.8%
Bally Technologies, Inc. (a)	1,076	47,656
Chipotle Mexican Grill, Inc. (a)	350	101,024
Las Vegas Sands Corp.	4,800	203,472
McDonald’s Corp.	3,095	276,972
Yum! Brands, Inc.	3,014	192,052
Total		821,176
Internet & Catalog Retail 0.6%
Amazon.com, Inc. (a)	983	244,010
Expedia, Inc.	1,069	54,904
Liberty Interactive Corp., Class A (a)	6,722	122,609
Liberty Ventures, Inc., Class A (a)(b)	—	4
priceline.com, Inc. (a)	266	160,816
Total		582,343
Leisure Equipment & Products 0.1%
Mattel, Inc.	2,095	73,618
Media 1.5%
Comcast Corp., Class A	8,444	283,127
DIRECTV (a)	2,108	109,806
Discovery Communications, Inc., Class A (a)	1,971	108,090
DISH Network Corp., Class A	4,058	129,816
Gannett Co., Inc.	3,885	59,285
McGraw-Hill Companies, Inc. (The)	1,370	70,144
Meredith Corp.	1,765	57,468
News Corp., Class A	4,393	102,752
Regal Entertainment Group, Class A	4,119	57,254
Time Warner, Inc.	3,135	130,259
Viacom, Inc., Class B	6,485	324,315
Total		1,432,316
Multiline Retail 0.5%
Family Dollar Stores, Inc.	816	51,930
Macy’s, Inc.	3,309	133,386
Nordstrom, Inc.	1,155	66,794

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail (continued)
Target Corp.	3,765	$241,299
Total		493,409
Specialty Retail 0.9%
Gap, Inc. (The)	3,500	125,370
Home Depot, Inc. (The)	6,959	394,923
Limited Brands, Inc.	1,280	62,208
Lowe’s Companies, Inc.	2,850	81,168
Pier 1 Imports, Inc.	2,972	54,923
TJX Companies, Inc.	3,816	174,735
Total		893,327
Textiles, Apparel & Luxury Goods 0.6%
Fossil, Inc. (a)	710	60,315
lululemon athletica, Inc. (a)	2,476	161,410
Michael Kors Holdings Ltd. (a)	5,120	276,224
Nike, Inc., Class B	1,154	112,353
Total		610,302
TOTAL CONSUMER DISCRETIONARY		5,120,010
CONSUMER STAPLES 3.6%
Beverages 0.7%
Coca-Cola Co. (The)	2,670	99,858
Diageo PLC, ADR	2,240	244,653
Dr. Pepper Snapple Group, Inc.	2,296	102,884
PepsiCo, Inc.	3,159	228,806
Total		676,201
Food & Staples Retailing 0.5%
CVS Caremark Corp.	3,601	164,026
Kroger Co. (The)	3,534	78,737
Wal-Mart Stores, Inc.	2,485	180,411
Walgreen Co.	3,113	111,321
Total		534,495
Food Products 0.8%
Campbell Soup Co.	3,347	117,613
General Mills, Inc.	1,760	69,221
HJ Heinz Co.	2,400	133,728
Kellogg Co.	2,481	125,663
Kraft Foods, Inc., Class A	4,950	205,573
Smithfield Foods, Inc. (a)	3,309	63,930

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food Products (continued)
Tyson Foods, Inc., Class A	3,974	$62,233
Total		777,961
Household Products 0.5%
Energizer Holdings, Inc.	1,422	97,976
Kimberly-Clark Corp.	1,300	108,680
Procter & Gamble Co. (The)	5,003	336,151
Total		542,807
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	2,906	174,215
Tobacco 0.9%
Altria Group, Inc.	3,745	127,180
Lorillard, Inc.	440	55,225
Philip Morris International, Inc.	8,230	734,939
Total		917,344
TOTAL CONSUMER STAPLES		3,623,023
ENERGY 3.2%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	1,446	65,937
FMC Technologies, Inc. (a)	3,898	182,582
Halliburton Co.	4,280	140,213
National Oilwell Varco, Inc.	2,276	179,349
Oil States International, Inc. (a)	786	61,497
Schlumberger Ltd.	930	67,313
Weatherford International Ltd. (a)	3,535	41,572
Total		738,463
Oil, Gas & Consumable Fuels 2.5%
Apache Corp.	2,122	181,962
Chevron Corp.	4,913	551,042
ConocoPhillips	4,119	233,918
Devon Energy Corp.	1,947	112,595
EOG Resources, Inc.	1,813	196,348
Exxon Mobil Corp.	6,693	584,299
Kinder Morgan, Inc.	3,205	114,643
Noble Energy, Inc.	604	53,092
Occidental Petroleum Corp.	1,325	112,638
Penn West Petroleum Ltd.	1,765	25,063
Phillips 66	697	29,274
Royal Dutch Shell PLC, ADR	2,655	185,770

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp. (a)	1,049	$46,701
Total		2,427,345
TOTAL ENERGY		3,165,808
FINANCIALS 4.9%
Capital Markets 1.1%
BlackRock, Inc.	2,024	356,973
Franklin Resources, Inc.	2,449	287,513
Goldman Sachs Group, Inc. (The)	762	80,559
Invesco Ltd.	4,534	107,365
Morgan Stanley	4,074	61,110
Northern Trust Corp.	1,455	67,570
State Street Corp.	2,735	113,776
T Rowe Price Group, Inc.	860	52,838
Total		1,127,704
Commercial Banks 1.0%
Fifth Third Bancorp	5,800	87,812
Huntington Bancshares, Inc.	12,825	84,645
PNC Financial Services Group, Inc.	3,295	204,817
U.S. Bancorp	5,657	189,000
Wells Fargo & Co.	11,718	398,764
Total		965,038
Consumer Finance 0.1%
American Express Co.	2,095	122,139
Diversified Financial Services 0.8%
Citigroup, Inc.	5,379	159,810
CME Group, Inc.	1,285	70,547
IntercontinentalExchange, Inc. (a)	972	132,872
JPMorgan Chase & Co.	12,715	472,235
Total		835,464
Insurance 0.9%
Aon PLC	4,083	212,153
Arthur J Gallagher & Co.	2,165	77,334
Berkshire Hathaway, Inc., Class B (a)	4,344	366,373
Chubb Corp. (The)	1,065	78,693
MetLife, Inc.	1,330	45,393
Progressive Corp. (The)	1,235	24,119
RenaissanceRe Holdings Ltd.	365	28,196
Unum Group	2,325	45,361
Total		877,622

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) 0.9%
CBL & Associates Properties, Inc.	2,457	$52,506
CubeSmart	6,197	79,941
Digital Realty Trust, Inc.	1,805	134,491
Duke Realty Corp.	2,340	33,930
Federal Realty Investment Trust	500	53,955
Highwoods Properties, Inc.	1,559	50,839
Lexington Realty Trust	6,226	58,400
Public Storage	1,097	159,679
Simon Property Group, Inc.	857	136,006
SL Green Realty Corp.	1,264	101,878
Total		861,625
Thrifts & Mortgage Finance 0.1%
People’s United Financial, Inc.	4,140	49,556
TOTAL FINANCIALS		4,839,148
HEALTH CARE 6.0%
Biotechnology 1.3%
Alexion Pharmaceuticals, Inc. (a)	1,665	178,505
Amarin Corp. PLC, ADR (a)	8,337	114,133
Amgen, Inc.	1,450	121,684
Biogen Idec, Inc. (a)	1,889	276,908
Celgene Corp. (a)	4,017	289,385
Gilead Sciences, Inc. (a)	1,791	103,323
Medivation, Inc. (a)	600	62,916
Regeneron Pharmaceuticals, Inc. (a)	304	45,007
Vertex Pharmaceuticals, Inc. (a)	1,296	69,116
Total		1,260,977
Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	2,402	140,949
Covidien PLC	4,153	232,776
Edwards Lifesciences Corp. (a)	1,821	185,942
Hologic, Inc. (a)	3,150	61,835
Insulet Corp. (a)	2,450	51,377
St. Jude Medical, Inc.	1,245	47,011
Zimmer Holdings, Inc.	1,264	78,090
Total		797,980
Health Care Providers & Services 0.8%
Aetna, Inc.	1,989	76,397
Cardinal Health, Inc.	2,465	97,491
CIGNA Corp.	3,448	157,815
Express Scripts Holding Co. (a)	2,396	150,037
Humana, Inc.	1,170	81,994

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Health Care Providers & Services (continued)
McKesson Corp.	2,734	$238,159
Total		801,893
Life Sciences Tools & Services 0.2%
Life Technologies Corp. (a)	1,266	60,401
Thermo Fisher Scientific, Inc.	1,929	110,628
Total		171,029
Pharmaceuticals 2.9%
Abbott Laboratories	5,816	381,181
Allergan, Inc.	2,125	183,026
Bristol-Myers Squibb Co.	7,650	252,526
Endo Health Solutions, Inc. (a)	3,190	101,506
GlaxoSmithKline PLC, ADR	4,415	200,838
Jazz Pharmaceuticals PLC (a)	1,000	45,510
Johnson & Johnson	7,273	490,418
Merck & Co., Inc.	10,377	446,730
Novo Nordisk A/S, ADR	1,196	187,904
Pfizer, Inc.	22,637	540,119
Teva Pharmaceutical Industries Ltd., ADR	1,826	72,273
Total		2,902,031
TOTAL HEALTH CARE		5,933,910
INDUSTRIALS 3.7%
Aerospace & Defense 1.3%
Boeing Co. (The)	2,045	146,013
General Dynamics Corp.	1,498	98,134
Honeywell International, Inc.	4,326	252,855
L-3 Communications Holdings, Inc.	1,175	82,532
Precision Castparts Corp.	1,390	223,901
Raytheon Co.	3,739	211,328
United Technologies Corp.	3,277	261,669
Total		1,276,432
Air Freight & Logistics 0.1%
FedEx Corp.	614	53,805
Airlines 0.1%
United Continental Holdings, Inc. (a)	4,450	82,102
Commercial Services & Supplies 0.1%
Waste Connections, Inc.	1,711	49,533

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Commercial Services & Supplies (continued)
Waste Management, Inc.	2,010	$69,506
Total		119,039
Construction & Engineering 0.2%
KBR, Inc.	3,553	96,251
MasTec, Inc. (a)	2,850	51,984
Total		148,235
Electrical Equipment 0.1%
Emerson Electric Co.	1,200	60,864
Rockwell Automation, Inc.	875	63,052
Total		123,916
Industrial Conglomerates 0.5%
General Electric Co.	10,420	215,798
Tyco International Ltd.	5,646	318,322
Total		534,120
Machinery 0.7%
Caterpillar, Inc.	1,240	105,809
Cummins, Inc.	500	48,555
Deere & Co.	640	48,071
Dover Corp.	2,373	137,183
Eaton Corp.	1,114	49,818
Illinois Tool Works, Inc.	869	51,523
Navistar International Corp. (a)	2,050	45,059
Parker Hannifin Corp.	1,738	139,005
Stanley Black & Decker, Inc.	1,392	91,566
Total		716,589
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	1,240	100,378
Nielsen Holdings NV (a)	4,352	122,030
Total		222,408
Road & Rail 0.3%
JB Hunt Transport Services, Inc.	1,170	61,355
Norfolk Southern Corp.	1,959	141,949
Union Pacific Corp.	884	107,353
Total		310,657
Trading Companies & Distributors 0.1%
WW Grainger, Inc.	276	56,845
TOTAL INDUSTRIALS		3,644,148

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 7.2%
Communications Equipment 0.8%
Cisco Systems, Inc.	6,619	$126,290
F5 Networks, Inc. (a)	1,789	174,410
QUALCOMM, Inc.	8,187	503,173
Total		803,873
Computers & Peripherals 1.4%
Apple, Inc.	1,261	838,868
EMC Corp. (a)	17,367	456,578
NCR Corp. (a)	4,166	93,277
Total		1,388,723
Internet Software & Services 1.2%
Baidu, Inc., ADR (a)	1,853	206,498
eBay, Inc. (a)	5,994	284,535
Google, Inc., Class A (a)	729	499,431
LinkedIn Corp., Class A (a)	1,794	192,496
Total		1,182,960
IT Services 1.6%
Accenture PLC, Class A	4,306	265,250
Automatic Data Processing, Inc.	1,630	94,670
Cognizant Technology Solutions Corp., Class A (a)	3,459	222,344
International Business Machines Corp.	2,535	493,945
Mastercard, Inc., Class A	732	309,563
Visa, Inc., Class A	1,402	179,806
Total		1,565,578
Office Electronics 0.1%
Canon, Inc., ADR	1,175	39,116
Xerox Corp.	8,759	64,554
Total		103,670
Semiconductors & Semiconductor Equipment 0.9%
Analog Devices, Inc.	2,100	83,454
Avago Technologies Ltd.	1,742	63,705
Fairchild Semiconductor International, Inc. (a)	6,100	88,572
Intel Corp.	10,695	265,557
KLA-Tencor Corp.	670	34,378
Marvell Technology Group Ltd.	7,293	74,243
Maxim Integrated Products, Inc.	3,125	84,812
Skyworks Solutions, Inc. (a)	3,630	110,570

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	2,440	$70,857
Total		876,148
Software 1.2%
Autodesk, Inc. (a)	2,855	88,648
Check Point Software Technologies Ltd. (a)	1,849	85,220
Citrix Systems, Inc. (a)	690	53,606
Electronic Arts, Inc. (a)	3,104	41,376
Intuit, Inc.	968	56,667
Microsoft Corp.	17,901	551,709
Oracle Corp.	3,066	97,039
Salesforce.com, Inc. (a)	1,681	244,048
Total		1,218,313
TOTAL INFORMATION TECHNOLOGY		7,139,265
MATERIALS 1.3%
Chemicals 0.9%
Celanese Corp., Class A	1,319	50,465
Dow Chemical Co. (The)	5,043	147,810
EI du Pont de Nemours & Co.	3,176	158,006
LyondellBasell Industries NV, Class A	3,160	154,334
PPG Industries, Inc.	470	51,709
RPM International, Inc.	2,085	57,150
Sherwin-Williams Co. (The)	1,620	231,790
Total		851,264
Containers & Packaging 0.2%
Packaging Corp. of America	4,026	128,912
Sonoco Products Co.	1,735	53,074
Total		181,986
Metals & Mining 0.2%
BHP Billiton Ltd., ADR	645	42,441
Freeport-McMoRan Copper & Gold, Inc.	4,088	147,618
Nucor Corp.	1,560	58,734
Total		248,793
TOTAL MATERIALS		1,282,043
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	8,180	299,715

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	7,570	$325,056
Windstream Corp.	1,610	15,891
Total		640,662
Wireless Telecommunication Services 0.2%
Sprint Nextel Corp. (a)	14,571	70,669
Vodafone Group PLC, ADR	3,139	90,780
Total		161,449
TOTAL TELECOMMUNICATION SERVICES		802,111
UTILITIES 0.8%
Electric Utilities 0.2%
American Electric Power Co., Inc.	1,790	76,952
NextEra Energy, Inc.	660	44,425
Northeast Utilities	1,789	67,392
Westar Energy, Inc.	1,760	51,251
Total		240,020
Gas Utilities 0.1%
National Fuel Gas Co.	1,055	52,644
Multi-Utilities 0.5%
CMS Energy Corp.	2,420	55,829
Dominion Resources, Inc.	970	50,906
DTE Energy Co.	1,952	113,997
Public Service Enterprise Group, Inc.	4,915	155,609
Sempra Energy	1,270	84,074
Wisconsin Energy Corp.	1,540	58,458
Total		518,873
TOTAL UTILITIES		811,537
Total Common Stocks (Cost: $31,773,309)		$36,361,003

Convertible Preferred Stocks 1.0%
CONSUMER STAPLES 0.1%
Food Products 0.1%
Bunge Ltd., 4.875%	600	56,771
TOTAL CONSUMER STAPLES		56,771

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS 0.5%
Commercial Banks 0.1%
Fifth Third Bancorp, 8.500%	365	$51,967
Wells Fargo & Co., 7.500%	50	59,800
Total		111,767
Diversified Financial Services 0.3%
AMG Capital Trust II, 5.150%	1,900	87,044
Bank of America Corp., 7.250%	140	147,875
Total		234,919
Real Estate Investment Trusts (REITs) 0.1%
Alexandria Real Estate Equities, Inc., 7.000%	2,900	79,576
Health Care REIT, Inc., 6.500%	1,000	55,375
Total		134,951
TOTAL FINANCIALS		481,637
INDUSTRIALS 0.1%
Aerospace & Defense —%
United Technologies Corp., 7.500%	1,000	55,820
Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	2,200	73,562
Professional Services —%
Nielsen Holdings NV, 6.250%	1,000	53,940
TOTAL INDUSTRIALS		183,322
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies Capital Trust I, 7.750%	85	45,900
IT Services —%
Unisys Corp., 6.250%	500	31,200
TOTAL INFORMATION TECHNOLOGY		77,100
UTILITIES 0.2%
Electric Utilities 0.2%
NextEra Energy, Inc., 5.599%	2,150	108,037

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
PPL Corp., 8.750%	2,000	$109,980
Total		218,017
TOTAL UTILITIES		218,017
Total Convertible Preferred Stocks (Cost: $985,316)		$1,016,847

Rights —%
CONSUMER DISCRETIONARY —%
Liberty Ventures, Inc. (a)(c)	112	$1,184
TOTAL CONSUMER DISCRETIONARY		1,184
Total Rights (Cost: $—)		$1,184

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 3.4%
Aerospace & Defense 0.1%
L-3 Communications Holdings, Inc.
08/01/35	3.000%	100,000	$99,250
Airlines 0.1%
United Continental Holdings, Inc.
06/30/21	4.500%	55,000	52,333
Automotive 0.1%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	60,000	53,700
Brokerage 0.1%
Janus Capital Group, Inc. Senior Unsecured
07/15/14	3.250%	50,000	51,375
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	150,000	139,875
Consumer Cyclical Services 0.1%
Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	100,000	97,625

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Diversified Manufacturing 0.1%
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	$120,000	$111,450
Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	140,000	111,650
Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	110,000	111,100
Health Care 0.4%
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	60,000	54,900
Illumina, Inc. Senior Unsecured (d)
03/15/16	0.250%	75,000	68,437
Integra LifeSciences Holdings Corp.
12/15/16	1.625%	65,000	64,256
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	65,000	61,126
Omnicare, Inc.
12/15/35	3.250%	130,000	126,425
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	50,000	40,938
Total			416,082
Independent Energy 0.3%
Chesapeake Energy Corp.
12/15/38	2.250%	150,000	121,875
Endeavour International Corp.
07/15/16	5.500%	25,000	22,563
Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	150,000	141,000
Total			285,438
Lodging 0.1%
Home Inns & Hotels Management, Inc. Senior Unsecured
12/15/15	2.000%	50,000	41,125

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Lodging (continued)
Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	$100,000	$88,750
Total			129,875
Media Non-Cable —%
Cenveo Corp. (d)
05/15/17	7.000%	50,000	41,259
Metals 0.2%
Jaguar Mining, Inc. Senior Unsecured (d)
11/01/14	4.500%	100,000	50,125
James River Coal Co. Senior Unsecured
12/01/15	4.500%	110,000	45,068
Molycorp, Inc. Senior Unsecured
06/15/16	3.250%	80,000	54,920
Patriot Coal Corp. Senior Unsecured
05/31/13	3.250%	115,000	13,944
Total			164,057
Oil Field Services 0.1%
Transocean, Inc.
12/15/37	1.500%	150,000	150,375
Other Financial Institutions 0.1%
Ares Capital Corp. Senior Unsecured (d)
06/01/16	5.125%	100,000	103,725
Other Industry 0.1%
General Cable Corp.
11/15/13	0.875%	70,000	68,425
Pharmaceuticals 0.2%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	210,000	138,187
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	70,000	51,887
Savient Pharmaceuticals, Inc. Senior Unsecured
02/01/18	4.750%	85,000	19,550
Total			209,624

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Railroads 0.1%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	$130,000	$112,125
Retailers 0.1%
RadioShack Corp. Senior Unsecured (d)
08/01/13	2.500%	55,000	51,081
Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	55,000	57,888
Total			108,969
Technology 0.3%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	150,000	152,437
Alcatel-Lucent U.S.A., Inc.
06/15/25	2.875%	60,000	58,725
Digital River, Inc. Senior Unsecured
11/01/30	2.000%	100,000	96,375
Powerwave Technologies, Inc. Subordinated Notes
10/01/27	3.875%	45,000	3,375
Total			310,912
Tobacco 0.1%
Alliance One International, Inc.
07/15/14	5.500%	70,000	64,050
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	100,000	78,000
Wireless 0.1%
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	100,000	94,000
Wirelines 0.2%
Ciena Corp. Senior Unsecured
06/15/17	0.875%	200,000	166,000
Total Convertible Bonds (Cost: $3,593,135)			$3,331,274

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency 0.9%
Castle Peak Loan Trust CMO Series 2011-1 Class 22A1 (d)(e)
05/25/52	6.250%	$926,002	$923,687
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $922,750)			$923,687

		Shares	Value

Money Market Funds 54.9%
Columbia Short-Term Cash Fund, 0.164% (f)(g)		54,463,663	$54,463,663
Total Money Market Funds (Cost: $54,463,663)			$54,463,663
Total Investments
(Cost: $91,738,173)			$96,097,658

Investments Sold Short (9.9)%

Issuer		Shares	Value

Common Stocks (9.9)%
CONSUMER DISCRETIONARY (1.5)%
Automobiles (0.1)%
Toyota Motor Corp., ADR		(1,287)	(102,471)
Hotels, Restaurants & Leisure (0.2)%
Gaylord Entertainment Co. (a)		(2,621)	(106,256)
Wendy’s Co. (The)		(21,148)	(90,302)
Total			(196,558)
Household Durables (0.1)%
D.R. Horton, Inc.		(4,875)	(92,576)
Media (0.7)%
Discovery Communications, Inc., Class A (a)		(2,046)	(112,203)
DreamWorks Animation SKG, Inc., Class A (a)		(4,564)	(77,451)
Grupo Televisa SAB, ADR		(4,143)	(95,206)
Meredith Corp.		(3,487)	(113,537)
Omnicom Group		(2,663)	(136,798)
Pearson PLC, ADR		(5,945)	(113,549)
Time Warner Cable, Inc.		(1,018)	(90,419)
Total			(739,163)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail (0.1)%
Nordstrom, Inc.	(970)	$(56,095)
Specialty Retail (0.1)%
Tiffany & Co.	(1,760)	(109,032)
Textiles, Apparel & Luxury Goods (0.2)%
Fossil, Inc. (a)	(1,200)	(101,940)
Under Armour, Inc., Class A (a)	(1,442)	(83,939)
Total		(185,879)
TOTAL CONSUMER DISCRETIONARY		(1,481,774)
CONSUMER STAPLES (1.0)%
Beverages (0.1)%
Coca-Cola Co. (The)	(1,960)	(73,304)
Monster Beverage Corp. (a)	(900)	(53,037)
Total		(126,341)
Food & Staples Retailing (0.2)%
CVS Caremark Corp.	(2,411)	(109,821)
SYSCO Corp.	(3,548)	(107,504)
Total		(217,325)
Food Products (0.3)%
General Mills, Inc.	(2,738)	(107,686)
Kraft Foods, Inc., Class A	(2,270)	(94,273)
McCormick & Co., Inc.	(1,557)	(95,662)
Total		(297,621)
Household Products (0.3)%
Church & Dwight Co, Inc.	(2,477)	(135,591)
Clorox Company	(1,740)	(126,585)
Total		(262,176)
Tobacco (0.1)%
Reynolds American, Inc.	(2,818)	(129,910)
TOTAL CONSUMER STAPLES		(1,033,373)
ENERGY (0.4)%
Energy Equipment & Services (0.3)%
Core Laboratories NV	(955)	(116,692)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
ENERGY (CONTINUED)
Energy Equipment & Services (continued)
Exterran Holdings, Inc. (a)	(4,194)	$(77,128)
Tidewater, Inc.	(1,966)	(93,247)
Total		(287,067)
Oil, Gas & Consumable Fuels (0.1)%
Range Resources Corp.	(1,685)	(109,845)
TOTAL ENERGY		(396,912)
FINANCIALS (1.4)%
Capital Markets (0.3)%
Jefferies Group, Inc.	(3,932)	(57,761)
Morgan Stanley	(6,216)	(93,240)
Northern Trust Corp.	(3,300)	(153,252)
Total		(304,253)
Commercial Banks (0.3)%
Keycorp	(9,703)	(81,796)
M&T Bank Corp.	(1,540)	(133,826)
Westamerica Bancorporation	(2,200)	(102,410)
Total		(318,032)
Diversified Financial Services (0.1)%
Bank Of America Corp.	(8,145)	(65,078)
Real Estate Investment Trusts (REITs) (0.7)%
BRE Properties, Inc.	(1,591)	(79,423)
Corporate Office Properties	(3,300)	(73,788)
Essex Property Trust, Inc.	(679)	(103,195)
Healthcare Realty Trust, Inc.	(5,055)	(122,634)
Parkway Properties, Inc.	(9,425)	(109,424)
ProLogis, Inc.	(1,566)	(53,510)
Regency Centers Corp.	(2,012)	(98,588)
Washington Reit	(3,688)	(99,060)
Total		(739,622)
TOTAL FINANCIALS		(1,426,985)
HEALTH CARE (1.5)%
Biotechnology (0.3)%
Aveo Pharmaceuticals, Inc.	(3,141)	(30,122)
Exelixis, Inc.	(6,834)	(30,275)
Immunogen, Inc.	(7,419)	(106,759)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Biotechnology (continued)
Incyte Corp.	(3,791)	$(75,858)
Theravance, Inc.	(2,804)	(74,783)
Total		(317,797)
Health Care Equipment & Supplies (0.3)%
Becton Dickinson And Co.	(1,194)	(90,720)
CR Bard, Inc.	(530)	(51,998)
Stryker Corp.	(2,083)	(110,941)
Varian Medical Systems, Inc. (a)	(825)	(48,502)
Total		(302,161)
Health Care Providers & Services (0.3)%
Laboratory Corp. of America Holdings (a)	(1,615)	(142,039)
Lifepoint Hospitals, Inc. (a)	(2,926)	(118,269)
Patterson Companies, Inc.	(1,484)	(50,412)
Total		(310,720)
Life Sciences Tools & Services (0.2)%
Mettler-Toledo International, Inc. (a)	(330)	(54,486)
QIAGEN NV	(6,000)	(106,440)
Total		(160,926)
Pharmaceuticals (0.4)%
Bristol-Myers Squibb Co.	(3,600)	(118,836)
Eli Lilly & Co.	(2,514)	(112,904)
GlaxoSmithKline PLC, ADR	(1,110)	(50,494)
Novartis AG, ADR	(1,966)	(116,013)
Total		(398,247)
TOTAL HEALTH CARE		(1,489,851)
INDUSTRIALS (1.6)%
Aerospace & Defense (0.2)%
Lockheed Martin Corp.	(900)	(82,026)
Textron, Inc.	(2,387)	(63,780)
Total		(145,806)
Airlines (0.1)%
Southwest Airlines Co.	(10,820)	(96,731)
Building Products (0.2)%
Armstrong World Industries	(2,180)	(95,855)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Building Products (continued)
Masco Corp.	(6,951)	$(98,426)
Total		(194,281)
Commercial Services & Supplies (0.1)%
Cintas Corp.	(2,481)	(100,282)
Construction & Engineering (0.3)%
Jacobs Engineering Group, Inc. (a)	(2,776)	(109,763)
Quanta Services, Inc. (a)	(6,979)	(167,496)
Total		(277,259)
Machinery (0.3)%
Agco Corp. (a)	(2,700)	(113,643)
Deere & Co.	(725)	(54,455)
Paccar, Inc.	(2,767)	(110,431)
Total		(278,529)
Professional Services (0.1)%
IHS, Inc., Class A (a)	(894)	(101,952)
Road & Rail (0.1)%
Kansas City Southern	(1,357)	(104,937)
Trading Companies & Distributors (0.2)%
Fastenal Co.	(2,300)	(99,107)
Watsco, Inc.	(1,826)	(137,790)
Total		(236,897)
TOTAL INDUSTRIALS		(1,536,674)
INFORMATION TECHNOLOGY (1.7)%
Communications Equipment —%
Telefonaktiebolaget LM Ericsson, ADR	(5,289)	(49,188)
Computers & Peripherals (0.2)%
Hewlett-Packard Co.	(6,635)	(111,999)
Lexmark International, Inc., Class A	(3,981)	(86,427)
Total		(198,426)
Internet Software & Services (0.1)%
Akamai Technologies, Inc. (a)	(2,207)	(82,784)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (0.4)%
Computer Sciences Corp.	(4,966)	$(159,955)
Paychex, Inc.	(4,728)	(157,253)
SAIC, Inc.	(6,319)	(77,155)
Total		(394,363)
Semiconductors & Semiconductor Equipment (0.5)%
International Rectifier Corp. (a)	(5,875)	(102,284)
Microchip Technology, Inc.	(3,473)	(120,687)
Teradyne, Inc. (a)	(7,325)	(114,416)
Texas Instruments, Inc.	(3,291)	(95,571)
Xilinx, Inc.	(2,400)	(81,384)
Total		(514,342)
Software (0.5)%
Adobe Systems, Inc. (a)	(3,637)	(113,729)
ANSYS, Inc. (a)	(2,453)	(170,974)
Concur Technologies, Inc. (a)	(992)	(71,821)
SAP AG, ADR	(1,615)	(106,041)
Total		(462,565)
TOTAL INFORMATION TECHNOLOGY		(1,701,668)
MATERIALS (0.5)%
Chemicals (0.1)%
Praxair, Inc.	(1,147)	(121,008)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
MATERIALS (CONTINUED)
Construction Materials (0.1)%
Martin Marietta Materials	(983)	$(75,082)
Containers & Packaging (0.1)%
Sonoco Products Co.	(3,557)	(108,809)
Metals & Mining (0.1)%
Alcoa, Inc.	(8,215)	(70,320)
Paper & Forest Products (0.1)%
MeadWestVaco Corp.	(3,815)	(109,719)
TOTAL MATERIALS		(484,938)
UTILITIES (0.3)%
Electric Utilities (0.1)%
Pepco Holdings, Inc.	(2,391)	(46,170)
Southern Co. (The)	(1,741)	(78,920)
Total		(125,090)
Multi-Utilities (0.2)%
Consolidated Edison, Inc.	(1,150)	(69,713)
Integrys Energy Group, Inc.	(1,263)	(68,189)
Total		(137,902)
TOTAL UTILITIES		(262,992)
Total Common Stocks (Proceeds: $9,209,026)		$(9,815,167)
Total Investments Sold Short (Proceeds: $9,209,026)		$(9,815,167)
Total Investments, Net of Investments Sold Short(h)		86,282,491(i)
Other Assets & Liabilities, Net		12,914,758
Net Assets		$99,197,249

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2012

At August 31, 2012, $3,780,238 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
3-Month Euro Euribor	(1)	(313,711)	June 2013	—	(64)
3-Month Euro Swiss Franc	204	53,494,710	June 2013	4,762	—
3-Month Euroyen	(340)	(108,254,359)	June 2013	—	(1,520)
90-Day Eurodollar	(565)	(140,734,438)	June 2013	—	(72,122)
90-Day Sterling	221	43,640,677	June 2013	12,733	—
Australia Treasury Bond, 10-year	11	1,102,314	September 2012	991	—
Canadian Bank Acceptance	(238)	(59,509,054)	June 2013	—	(12,503)
Canadian Treasury Bond, 10-year	(53)	(7,346,609)	December 2012	—	(18,792)
CAC40-10 Euro	27	1,156,528	September 2012	—	(14,993)
CBOE VIX Index	(8)	(151,600)	September 2012	3,579	—
CBOE VIX Index	(15)	(318,000)	October 2012	4,861	—
CBOE VIX Index	(2)	(45,700)	November 2012	895	—
DAX Index	(1)	(219,156)	September 2012	—	(17,085)
Euro-Bund, 10-year	(23)	(4,166,412)	September 2012	6,196	—
Euro STOXX 50	45	1,378,800	September 2012	—	(4,313)
FTSE 100 Index	4	361,935	September 2012	—	(2,870)
FTSE MIB Index	12	1,140,095	September 2012	29,289	—
Hang Seng Index	1	124,865	September 2012	—	(1,280)
IBEX-35 Index	8	744,879	September 2012	4,731	—
Japanese Government Bond, 10-year	87	15,998,799	September 2012	—	(38,481)
MSCI Singapore Index	3	167,076	September 2012	—	(641)
OMXS 30 Index	86	1,359,699	September 2012	—	(21,403)
SPI 200 Index	25	2,781,755	September 2012	113,879	—
S&P 500 Emini Index	(396)	(27,820,980)	September 2012	—	(1,908,700)
S&P 500 Index	11	3,864,025	September 2012	6,862	—
S&P/TSE 60 Index	(33)	(4,570,956)	September 2012	—	(65,391)
TOPIX Index	22	2,041,382	September 2012	—	(11,140)
United Kingdom Long GILT, 10-year	11	2,112,556	December 2012	4,729	—
U.S. Long Bond, 20-year	(22)	(3,330,938)	December 2012	—	(41,982)
Total		(224,998,107)		193,507	(2,233,280)

Interest Rate Swap Contracts Outstanding at August 31, 2012

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Amount ($)		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Citibank New York	3-Month NZD BKBM	Pay	2.6250	August 3, 2013	NZD	14,500,000	5,124	—
Barclays	3-Month NZD-BBR	Pay	4.4450	March 2, 2022	NZD	8,000,000	480,043	—
Total							485,167	—

Forward Foreign Currency Exchange Contracts Open at August 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	September 6, 2012	8,800,000 (NOK)	1,437,095 (USD)	—	(81,308)
Barclays Bank PLC	September 6, 2012	1,438,607 (USD)	8,800,000 (NOK)	79,796	—
Citigroup Global Markets, Inc.	September 19, 2012	735,819 (AUD)	763,840 (USD)	4,043	—
HSBC Securities (USA), Inc.	September 19, 2012	4,000,000 (AUD)	4,089,880 (USD)	—	(37,362)
HSBC Securities (USA), Inc.	September 19, 2012	7,300,000 (CHF)	7,440,286 (USD)	—	(207,740)
HSBC Securities (USA), Inc.	September 19, 2012	41,900,000 (DKK)	6,965,975 (USD)	—	(108,988)
Citigroup Global Markets, Inc.	September 19, 2012	4,900,000 (EUR)	6,061,496 (USD)	—	(102,592)
HSBC Securities (USA), Inc.	September 19, 2012	10,650,931 (EUR)	12,987,906 (USD)	—	(410,722)
Citigroup Global Markets, Inc.	September 19, 2012	976,544 (GBP)	1,546,842 (USD)	—	(3,707)
HSBC Securities (USA), Inc.	September 19, 2012	5,032,946 (GBP	7,846,835 (USD)	—	(144,307)
Citigroup Global Markets, Inc.	September 19, 2012	692,225,085 (JPY)	8,823,358 (USD)	—	(18,718)
HSBC Securities (USA), Inc.	September 19, 2012	143,400,000 (JPY)	1,833,713 (USD)	1,985	—
HSBC Securities (USA), Inc.	September 19, 2012	67,204,828 (NOK)	11,187,252 (USD)	—	(403,114)
Citigroup Global Markets, Inc.	September 19, 2012	13,602,324 (SEK)	2,029,048 (USD)	—	(23,840)
HSBC Securities (USA), Inc.	September 19, 2012	2,908,599 (SEK)	436,170 (USD)	—	(2,801)
HSBC Securities (USA), Inc.	September 19, 2012	12,288,140 (SGD)	9,839,152 (USD)	—	(18,889)
Citigroup Global Markets, Inc.	September 19, 2012	2,984 (USD)	2,878 (AUD)	—	(15)
HSBC Securities (USA), Inc.	September 19, 2012	1,156,152 (USD)	1,100,000 (AUD)	—	(21,160)

Citigroup Global Markets, Inc.	September 19, 2012	2,481,561 (USD)	2,455,264 (CAD)	8,557	—
HSBC Securities (USA), Inc.	September 19, 2012	3,718,600 (USD)	3,734,996 (CAD)	69,296	—
Citigroup Global Markets, Inc.	September 19, 2012	205,530 (USD)	197,185 (CHF)	1,056	—
HSBC Securities (USA), Inc.	September 19, 2012	8,278,543 (USD)	8,101,914 (CHF)	209,588	—
Citigroup Global Markets, Inc.	September 19, 2012	6,922,988 (USD)	41,900,000 (DKK)	151,976	—
Citigroup Global Markets, Inc.	September 19, 2012	4,131,827 (USD)	3,309,945 (EUR)	31,964	—
HSBC Securities (USA), Inc.	September 19, 2012	11,359,179 (USD)	9,249,390 (EUR)	276,343	—
Citigroup Global Markets, Inc.	September 19, 2012	5,421,501 (USD)	3,461,265 (GBP)	74,179	—
HSBC Securities (USA), Inc.	September 19, 2012	6,539,506 (USD)	4,185,206 (GBP)	105,623	—
Citigroup Global Markets, Inc.	September 19, 2012	1,290,054 (USD)	101,227,096 (JPY)	2,927	—
HSBC Securities (USA), Inc.	September 19, 2012	1,420,029 (USD)	111,560,891 (JPY)	5,000	—
Citigroup Global Markets, Inc.	September 19, 2012	3,518,317 (USD)	20,726,233 (NOK)	56,197	—
HSBC Securities (USA), Inc.	September 19, 2012	8,938,718 (USD)	52,539,213 (NOK)	122,368	—
Citigroup Global Markets, Inc.	September 19, 2012	294,315 (USD)	367,112 (NZD)	623	—
HSBC Securities (USA), Inc.	September 19, 2012	73,582 (USD)	91,813 (NZD)	113	—
Citigroup Global Markets, Inc.	September 19, 2012	1,921,926 (USD)	12,879,743 (SEK)	22,171	—
HSBC Securities (USA), Inc.	September 19, 2012	3,247,737 (USD)	22,434,423 (SEK)	138,108	—
Citigroup Global Markets, Inc.	September 19, 2012	4,841,323 (USD)	6,048,321 (SGD)	10,884	—
HSBC Securities (USA), Inc.	September 19, 2012	8,593,134 (USD)	10,711,188 (SGD)	—	(174)
Goldman, Sachs & Co.	September 26, 2012	10,182,000 (EUR)	12,747,660 (USD)	—	(61,966)
UBS Securities LLC	September 26, 2012	4,840,000 (GBP)	7,645,942 (USD)	—	(38,643)
Citigroup Global Markets, Inc.	September 26, 2012	33,582,000 (SEK)	5,087,858 (USD)	21,032	—
Morgan Stanley	September 26, 2012	12,718,695 (USD)	12,281,000 (AUD)	—	(55,254)
State Street Bank & Trust Company	September 26, 2012	5,098,827 (USD)	5,051,000 (CAD)	22,972	—
HSBC Securities (USA), Inc.	September 26, 2012	7,630,587 (USD)	9,449,000 (NZD)	—	(49,776)
Total				1,416,801	(1,791,076)

Notes to Portfolio of Investments
(a) Non-income producing.

(b)	Represents fractional shares.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $1,184, which represents less than 0.01% of net assets.

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $1,238,314 or 1.25% of net assets.

(e)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(f)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	57,140,911	25,485,854	(28,163,102)	—	54,463,663	—	22,029	54,463,663

(h)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $82,529,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,400,000
Unrealized Depreciation	(1,647,000)
Net Unrealized Appreciation	$3,753,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets ($)	Other Significant Observable Inputs ($)	Significant Unobservable Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	5,120,010	—	—	5,120,010
Consumer Staples	3,623,023	—	—	3,623,023
Energy	3,165,808	—	—	3,165,808
Financials	4,839,148	—	—	4,839,148
Health Care	5,933,910	—	—	5,933,910
Industrials	3,644,148	—	—	3,644,148
Information Technology	7,139,265	—	—	7,139,265
Materials	1,282,043	—	—	1,282,043
Telecommunication Services	802,111	—	—	802,111
Utilities	811,537	—	—	811,537
Common Stocks —Investments Sold Short
Consumer Discretionary	(1,481,774)	—	—	(1,481,774)
Consumer Staples	(1,033,373)	—	—	(1,033,373)
Energy	(396,912)	—	—	(396,912)
Financials	(1,426,985)	—	—	(1,426,985)
Health Care	(1,489,851)	—	—	(1,489,851)
Industrials	(1,536,674)	—	—	(1,536,674)
Information Technology	(1,701,668)	—	—	(1,701,668)
Materials	(484,938)	—	—	(484,938)
Utilities	(262,992)	—	—	(262,992)
Convertible Preferred Stocks
Consumer Staples	—	56,771	—	56,771
Financials	315,017	166,620	—	481,637
Industrials	55,820	127,502	—	183,322
Information Technology	31,200	45,900	—	77,100
Utilities	109,980	108,037	—	218,017
Rights
Consumer Discretionary	—	1,184	—	1,184
Total Equity Securities	27,057,853	506,014	—	27,563,867
Bonds
Convertible Bonds	—	3,331,274	—	3,331,274
Residential Mortgage-Backed Securities - Non-Agency	—	—	923,687	923,687
Total Bonds	—	3,331,274	923,687	4,254,961
Other
Money Market Funds	54,463,663	—	—	54,463,663
Total Other	54,463,663	—	—	54,463,663
Investments in Securities	81,521,516	3,837,288	923,687	86,282,491
Derivatives
Assets
Futures Contracts	193,507	—	—	193,507
Forward Foreign Currency Exchange Contracts	—	1,416,801	—	1,416,801
Swap Contracts	—	485,167	—	485,167
Liabilities
Futures Contracts	(2,233,280)	—	—	(2,233,280)
Forward Foreign Currency Exchange Contracts	—	(1,791,076)	—	(1,791,076)
Total	79,481,743	3,948,180	923,687	84,353,610

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, August 31, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
	$153,684	$153,684

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency ($)
Balance as of May 31, 2012	1,377,077
Accrued discounts/premiums	—
Realized gain (loss)	1,590
Change in unrealized appreciation (depreciation)(a)	915
Sales	(455,895)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2012	923,687

(a)Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2012 was $921.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Residential Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Absolute Return Multi-Strategy Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 36.0%
CONSUMER DISCRETIONARY 5.0%
Auto Components 0.2%
Delphi Automotive PLC (a)	1,637	$49,585
Johnson Controls, Inc.	5,640	153,464
TRW Automotive Holdings Corp. (a)	3,840	167,847
Total		370,896
Hotels, Restaurants & Leisure 0.8%
Bally Technologies, Inc. (a)	1,913	84,727
Chipotle Mexican Grill, Inc. (a)	612	176,648
Las Vegas Sands Corp.	8,383	355,355
McDonald’s Corp.	5,290	473,402
Yum! Brands, Inc.	5,274	336,059
Total		1,426,191
Internet & Catalog Retail 0.5%
Amazon.com, Inc. (a)	1,717	426,211
Expedia, Inc.	1,915	98,354
Liberty Interactive Corp., Class A (a)	11,534	210,380
priceline.com, Inc. (a)	459	277,498
Total		1,012,443
Leisure Equipment & Products 0.1%
Mattel, Inc.	3,635	127,734
Media 1.4%
Comcast Corp., Class A	14,638	490,812
DIRECTV (a)	3,684	191,900
Discovery Communications, Inc., Class A (a)	3,427	187,937
DISH Network Corp., Class A	7,060	225,849
Gannett Co., Inc.	6,632	101,204
McGraw-Hill Companies, Inc. (The)	2,385	122,112
Meredith Corp.	3,060	99,634
News Corp., Class A	7,637	178,629
Regal Entertainment Group, Class A	7,052	98,023
Time Warner, Inc.	5,430	225,616
Viacom, Inc., Class B	11,280	564,113
Total		2,485,829
Multiline Retail 0.5%
Family Dollar Stores, Inc.	1,343	85,468
Macy’s, Inc.	5,616	226,381
Nordstrom, Inc.	2,020	116,817
Target Corp.	6,547	419,597
Total		848,263

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Specialty Retail 0.9%
Gap, Inc. (The)	6,100	$218,502
Home Depot, Inc. (The)	12,068	684,859
Limited Brands, Inc.	2,220	107,892
Lowe’s Companies, Inc.	4,980	141,830
Pier 1 Imports, Inc.	5,104	94,322
TJX Companies, Inc.	6,563	300,520
Total		1,547,925
Textiles, Apparel & Luxury Goods 0.6%
Fossil, Inc. (a)	1,242	105,508
lululemon athletica, Inc. (a)	4,325	281,947
Michael Kors Holdings Ltd. (a)	8,947	482,690
Nike, Inc., Class B	2,008	195,499
Total		1,065,644
TOTAL CONSUMER DISCRETIONARY		8,884,925
CONSUMER STAPLES 3.6%
Beverages 0.7%
Coca-Cola Co. (The)	4,560	170,544
Diageo PLC, ADR	3,886	424,429
Dr. Pepper Snapple Group, Inc.	3,994	178,971
PepsiCo, Inc.	5,503	398,582
Total		1,172,526
Food & Staples Retailing 0.5%
CVS Caremark Corp.	6,293	286,646
Kroger Co. (The)	6,052	134,839
Wal-Mart Stores, Inc.	4,360	316,536
Walgreen Co.	5,316	190,100
Total		928,121
Food Products 0.8%
Campbell Soup Co.	5,736	201,563
General Mills, Inc.	3,060	120,350
HJ Heinz Co.	4,170	232,353
Kellogg Co.	4,212	213,338
Kraft Foods, Inc., Class A	8,646	359,068
Smithfield Foods, Inc. (a)	5,653	109,216
Tyson Foods, Inc., Class A	6,829	106,942
Total		1,342,830
Household Products 0.5%
Energizer Holdings, Inc.	2,485	171,217
Kimberly-Clark Corp.	2,260	188,936

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products (continued)
Procter & Gamble Co. (The)	8,706	$584,956
Total		945,109
Personal Products 0.2%
Estee Lauder Companies, Inc. (The), Class A	5,078	304,426
Tobacco 0.9%
Altria Group, Inc.	6,505	220,910
Lorillard, Inc.	790	99,153
Philip Morris International, Inc.	14,342	1,280,740
Total		1,600,803
TOTAL CONSUMER STAPLES		6,293,815
ENERGY 3.1%
Energy Equipment & Services 0.7%
Baker Hughes, Inc.	2,519	114,866
FMC Technologies, Inc. (a)	6,810	318,981
Halliburton Co.	7,470	244,717
National Oilwell Varco, Inc.	3,967	312,600
Oil States International, Inc. (a)	1,347	105,389
Schlumberger Ltd.	1,590	115,084
Weatherford International Ltd. (a)	6,169	72,548
Total		1,284,185
Oil, Gas & Consumable Fuels 2.4%
Apache Corp.	3,688	316,246
Chevron Corp.	8,511	954,594
ConocoPhillips	7,106	403,550
Devon Energy Corp.	3,387	195,870
EOG Resources, Inc.	3,162	342,444
Exxon Mobil Corp.	11,624	1,014,775
Kinder Morgan, Inc.	5,515	197,271
Noble Energy, Inc.	1,043	91,680
Occidental Petroleum Corp.	2,280	193,823
Penn West Petroleum Ltd.	3,075	43,665
Phillips 66	1,200	50,400
Royal Dutch Shell PLC, ADR	4,590	321,162
Whiting Petroleum Corp. (a)	1,830	81,472
Total		4,206,952
TOTAL ENERGY		5,491,137

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 4.8%
Capital Markets 1.1%
BlackRock, Inc.	3,522	$621,175
Franklin Resources, Inc.	4,255	499,537
Goldman Sachs Group, Inc. (The)	1,324	139,973
Invesco Ltd.	7,882	186,646
Morgan Stanley	7,103	106,545
Northern Trust Corp.	2,530	117,493
State Street Corp.	4,769	198,391
T Rowe Price Group, Inc.	1,485	91,238
Total		1,960,998
Commercial Banks 1.0%
Fifth Third Bancorp	9,985	151,173
Huntington Bancshares, Inc.	22,095	145,827
PNC Financial Services Group, Inc.	5,690	353,690
U.S. Bancorp	9,782	326,817
Wells Fargo & Co.	20,447	695,811
Total		1,673,318
Consumer Finance 0.1%
American Express Co.	3,645	212,504
Diversified Financial Services 0.8%
Citigroup, Inc.	9,320	276,897
CME Group, Inc.	2,185	119,957
IntercontinentalExchange, Inc. (a)	1,706	233,210
JPMorgan Chase & Co.	22,065	819,494
Total		1,449,558
Insurance 0.9%
Aon PLC	7,131	370,527
Arthur J Gallagher & Co.	3,750	133,950
Berkshire Hathaway, Inc., Class B (a)	7,581	639,382
Chubb Corp. (The)	1,565	115,638
MetLife, Inc.	2,295	78,328
Progressive Corp. (The)	2,150	41,989
RenaissanceRe Holdings Ltd.	630	48,667
Unum Group	4,035	78,723
Total		1,507,204
Real Estate Investment Trusts (REITs) 0.8%
CBL & Associates Properties, Inc.	4,260	91,036
CubeSmart	10,669	137,630
Digital Realty Trust, Inc.	3,087	230,012
Duke Realty Corp.	4,000	58,000
Federal Realty Investment Trust	860	92,803
Highwoods Properties, Inc.	2,663	86,841

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Lexington Realty Trust	10,632	$99,728
Public Storage	1,820	264,919
Simon Property Group, Inc.	1,503	238,526
SL Green Realty Corp.	2,208	177,965
Total		1,477,460
Thrifts & Mortgage Finance 0.1%
People’s United Financial, Inc.	7,135	85,406
TOTAL FINANCIALS		8,366,448
HEALTH CARE 5.9%
Biotechnology 1.2%
Alexion Pharmaceuticals, Inc. (a)	2,908	311,767
Amarin Corp. PLC, ADR (a)	14,322	196,068
Amgen, Inc.	2,495	209,380
Biogen Idec, Inc. (a)	3,285	481,548
Celgene Corp. (a)	7,019	505,649
Gilead Sciences, Inc. (a)	3,135	180,858
Medivation, Inc. (a)	1,050	110,103
Regeneron Pharmaceuticals, Inc. (a)	576	85,277
Vertex Pharmaceuticals, Inc. (a)	2,266	120,846
Total		2,201,496
Health Care Equipment & Supplies 0.8%
Baxter International, Inc.	4,181	245,341
Covidien PLC	7,193	403,168
Edwards Lifesciences Corp. (a)	3,184	325,118
Hologic, Inc. (a)	5,450	106,983
Insulet Corp. (a)	4,250	89,123
St. Jude Medical, Inc.	2,166	81,788
Zimmer Holdings, Inc.	2,108	130,232
Total		1,381,753
Health Care Providers & Services 0.8%
Aetna, Inc.	3,435	131,938
Cardinal Health, Inc.	4,294	169,828
CIGNA Corp.	5,938	271,782
Express Scripts Holding Co. (a)	4,169	261,063
Humana, Inc.	2,030	142,263
McKesson Corp.	4,774	415,863
Total		1,392,737
Life Sciences Tools & Services 0.2%
Life Technologies Corp. (a)	2,135	101,861

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	3,285	$188,395
Total		290,256
Pharmaceuticals 2.9%
Abbott Laboratories	10,194	668,115
Allergan, Inc.	3,713	319,801
Bristol-Myers Squibb Co.	13,205	435,897
Endo Health Solutions, Inc. (a)	5,550	176,601
GlaxoSmithKline PLC, ADR	7,785	354,140
Jazz Pharmaceuticals PLC (a)	1,750	79,642
Johnson & Johnson	12,659	853,596
Merck & Co., Inc.	17,998	774,814
Novo Nordisk A/S, ADR	2,093	328,831
Pfizer, Inc.	39,266	936,887
Teva Pharmaceutical Industries Ltd., ADR	3,156	124,914
Total		5,053,238
TOTAL HEALTH CARE		10,319,480
INDUSTRIALS 3.6%
Aerospace & Defense 1.3%
Boeing Co. (The)	3,710	264,894
General Dynamics Corp.	2,628	172,160
Honeywell International, Inc.	7,533	440,304
L-3 Communications Holdings, Inc.	2,000	140,480
Precision Castparts Corp.	2,397	386,109
Raytheon Co.	6,445	364,271
United Technologies Corp.	5,687	454,107
Total		2,222,325
Air Freight & Logistics 0.1%
FedEx Corp.	1,076	94,290
Airlines 0.1%
United Continental Holdings, Inc. (a)	7,835	144,556
Commercial Services & Supplies 0.1%
Waste Connections, Inc.	2,887	83,579
Waste Management, Inc.	3,485	120,511
Total		204,090
Construction & Engineering 0.1%
KBR, Inc.	6,193	167,768

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Construction & Engineering (continued)
MasTec, Inc. (a)	4,950	$90,288
Total		258,056
Electrical Equipment 0.1%
Emerson Electric Co.	2,105	106,765
Rockwell Automation, Inc.	1,550	111,693
Total		218,458
Industrial Conglomerates 0.5%
General Electric Co.	18,191	376,736
Tyco International Ltd.	9,793	552,129
Total		928,865
Machinery 0.7%
Caterpillar, Inc.	2,200	187,726
Cummins, Inc.	825	80,116
Deere & Co.	1,100	82,621
Dover Corp.	4,120	238,177
Eaton Corp.	1,951	87,249
Illinois Tool Works, Inc.	1,495	88,638
Navistar International Corp. (a)	3,630	79,787
Parker Hannifin Corp.	3,022	241,700
Stanley Black & Decker, Inc.	2,438	160,372
Total		1,246,386
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	2,156	174,528
Nielsen Holdings NV (a)	7,570	212,263
Total		386,791
Road & Rail 0.3%
JB Hunt Transport Services, Inc.	2,000	104,880
Norfolk Southern Corp.	3,389	245,567
Union Pacific Corp.	1,550	188,232
Total		538,679
Trading Companies & Distributors 0.1%
WW Grainger, Inc.	529	108,953
TOTAL INDUSTRIALS		6,351,449
INFORMATION TECHNOLOGY 7.1%
Communications Equipment 0.8%
Cisco Systems, Inc.	11,305	215,699
F5 Networks, Inc. (a)	3,138	305,924

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Communications Equipment (continued)
QUALCOMM, Inc.	14,248	$875,682
Total		1,397,305
Computers & Peripherals 1.4%
Apple, Inc.	2,254	1,499,451
EMC Corp. (a)	30,197	793,879
NCR Corp. (a)	7,156	160,223
Total		2,453,553
Internet Software & Services 1.2%
Baidu, Inc., ADR (a)	3,238	360,843
eBay, Inc. (a)	10,456	496,346
Google, Inc., Class A (a)	1,272	871,434
LinkedIn Corp., Class A (a)	3,135	336,386
Total		2,065,009
IT Services 1.5%
Accenture PLC, Class A	7,391	455,286
Automatic Data Processing, Inc.	2,835	164,657
Cognizant Technology Solutions Corp., Class A (a)	6,044	388,508
International Business Machines Corp.	4,431	863,380
Mastercard, Inc., Class A	1,312	554,845
Visa, Inc., Class A	2,450	314,213
Total		2,740,889
Office Electronics 0.1%
Canon, Inc., ADR	2,025	67,412
Xerox Corp.	15,289	112,680
Total		180,092
Semiconductors & Semiconductor Equipment 0.9%
Analog Devices, Inc.	3,640	144,654
Avago Technologies Ltd.	3,006	109,929
Fairchild Semiconductor International, Inc. (a)	10,450	151,734
Intel Corp.	18,565	460,969
KLA-Tencor Corp.	1,200	61,572
Marvell Technology Group Ltd.	12,749	129,785
Maxim Integrated Products, Inc.	5,375	145,877
Skyworks Solutions, Inc. (a)	6,313	192,294
Texas Instruments, Inc.	4,240	123,130
Total		1,519,944

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 1.2%
Autodesk, Inc. (a)	4,944	$153,511
Check Point Software Technologies Ltd. (a)	3,208	147,857
Citrix Systems, Inc. (a)	1,210	94,005
Electronic Arts, Inc. (a)	5,411	72,128
Intuit, Inc.	1,641	96,064
Microsoft Corp.	31,022	956,098
Oracle Corp.	5,212	164,960
Salesforce.com, Inc. (a)	2,937	426,394
Total		2,111,017
TOTAL INFORMATION TECHNOLOGY		12,467,809
MATERIALS 1.3%
Chemicals 0.8%
Celanese Corp., Class A	2,302	88,075
Dow Chemical Co. (The)	8,710	255,290
EI du Pont de Nemours & Co.	5,511	274,172
LyondellBasell Industries NV, Class A	5,420	264,713
PPG Industries, Inc.	810	89,116
RPM International, Inc.	3,590	98,402
Sherwin-Williams Co. (The)	2,815	402,770
Total		1,472,538
Containers & Packaging 0.2%
Packaging Corp. of America	6,844	219,145
Sonoco Products Co.	2,990	91,464
Total		310,609
Metals & Mining 0.3%
BHP Billiton Ltd., ADR	1,095	72,051
Freeport-McMoRan Copper & Gold, Inc.	7,130	257,464
Nucor Corp.	2,690	101,279
Total		430,794
TOTAL MATERIALS		2,213,941
TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.6%
AT&T, Inc.	14,290	523,585
Verizon Communications, Inc.	13,050	560,367
Windstream Corp.	2,755	27,192
Total		1,111,144

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.2%
Sprint Nextel Corp. (a)	25,253	$122,477
Vodafone Group PLC, ADR	5,456	157,788
Total		280,265
TOTAL TELECOMMUNICATION SERVICES		1,391,409
UTILITIES 0.8%
Electric Utilities 0.2%
American Electric Power Co., Inc.	3,075	132,194
NextEra Energy, Inc.	1,125	75,724
Northeast Utilities	3,106	117,003
Westar Energy, Inc.	3,010	87,651
Total		412,572
Gas Utilities 0.1%
National Fuel Gas Co.	1,820	90,818
Multi-Utilities 0.5%
CMS Energy Corp.	4,570	105,430
Dominion Resources, Inc.	1,690	88,691
DTE Energy Co.	3,337	194,881
Public Service Enterprise Group, Inc.	8,420	266,577
Sempra Energy	2,180	144,316
Wisconsin Energy Corp.	2,930	111,223
Total		911,118
TOTAL UTILITIES		1,414,508
Total Common Stocks (Cost: $53,867,543)		$63,194,921

Convertible Preferred Stocks 1.3%
CONSUMER STAPLES 0.1%
Food Products 0.1%
Bunge Ltd., 4.875%	1,300	123,003
TOTAL CONSUMER STAPLES		123,003
FINANCIALS 0.6%
Commercial Banks 0.2%
Fifth Third Bancorp, 8.500%	650	92,544
Wells Fargo & Co., 7.500%	130	155,480
Total		248,024

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.2%
AMG Capital Trust II, 5.150%	4,500	$206,156
Bank of America Corp., 7.250%	200	211,250
Total		417,406
Real Estate Investment Trusts (REITs) 0.2%
Alexandria Real Estate Equities, Inc., 7.000%	10,000	274,400
Health Care REIT, Inc., 6.500%	2,300	127,363
Total		401,763
TOTAL FINANCIALS		1,067,193
INDUSTRIALS 0.3%
Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	2,400	133,968
Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	5,500	183,906
Professional Services 0.1%
Nielsen Holdings NV, 6.250%	2,300	124,062
TOTAL INDUSTRIALS		441,936
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Lucent Technologies Capital Trust I, 7.750%	200	108,000
IT Services —%
Unisys Corp., 6.250%	1,300	81,120
TOTAL INFORMATION TECHNOLOGY		189,120
UTILITIES 0.2%
Electric Utilities 0.2%
NextEra Energy, Inc., 5.599%	4,000	201,000
PPL Corp., 8.750%	4,000	219,960
Total		420,960
TOTAL UTILITIES		420,960
Total Convertible Preferred Stocks (Cost: $2,174,631)		$2,242,212

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 3.6%
Airlines 0.1%
United Continental Holdings, Inc.
06/30/21	4.500%	$135,000	$128,453
Automotive 0.1%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	140,000	125,300
Brokerage 0.1%
Janus Capital Group, Inc. Senior Unsecured
07/15/14	3.250%	150,000	154,125
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes
03/15/15	4.875%	250,000	233,125
Consumer Cyclical Services 0.1%
Live Nation Entertainment, Inc. Senior Unsecured
07/15/27	2.875%	200,000	195,250
Diversified Manufacturing 0.1%
Sterlite Industries India Ltd. Senior Unsecured
10/30/14	4.000%	230,000	213,613
Food and Beverage 0.1%
Chiquita Brands International, Inc. Senior Unsecured
08/15/16	4.250%	240,000	191,400
Gaming 0.1%
MGM Resorts International
04/15/15	4.250%	250,000	252,500
Health Care 0.5%
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	140,000	128,100
Illumina, Inc. Senior Unsecured (b)
03/15/16	0.250%	195,000	177,937
Integra LifeSciences Holdings Corp.
12/15/16	1.625%	165,000	163,112

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Health Care (continued)
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	$115,000	$108,146
Omnicare, Inc.
12/15/35	3.250%	250,000	243,125
WebMD Health Corp. Senior Unsecured
01/31/18	2.500%	150,000	122,813
Total			943,233
Independent Energy 0.3%
Chesapeake Energy Corp.
12/15/38	2.250%	350,000	284,375
Endeavour International Corp.
07/15/16	5.500%	75,000	67,687
Goodrich Petroleum Corp. Senior Unsecured
10/01/29	5.000%	250,000	235,000
Total			587,062
Lodging 0.2%
Home Inns & Hotels Management, Inc. Senior Unsecured
12/15/15	2.000%	130,000	106,925
Morgans Hotel Group Co. Senior Subordinated Notes
10/15/14	2.375%	200,000	177,500
Total			284,425
Media Non-Cable 0.1%
Cenveo Corp. (b)
05/15/17	7.000%	150,000	123,778
Metals 0.2%
Jaguar Mining, Inc. Senior Unsecured (b)
11/01/14	4.500%	200,000	100,250
James River Coal Co. Senior Unsecured
12/01/15	4.500%	290,000	118,816
Molycorp, Inc. Senior Unsecured
06/15/16	3.250%	190,000	130,435
Total			349,501
Other Financial Institutions 0.1%
Ares Capital Corp. Senior Unsecured (b)
06/01/16	5.125%	200,000	207,450

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Other Industry 0.1%
General Cable Corp.
11/15/13	0.875%	$180,000	$175,950
Pharmaceuticals 0.3%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	490,000	322,436
InterMune, Inc. Senior Unsecured
09/15/18	2.500%	180,000	133,425
Savient Pharmaceuticals, Inc. Senior Unsecured
02/01/18	4.750%	215,000	49,450
Total			505,311
Railroads 0.2%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	300,000	258,750
Retailers 0.1%
RadioShack Corp. Senior Unsecured (b)
08/01/13	2.500%	145,000	134,669
Rite Aid Corp. Senior Unsecured
05/15/15	8.500%	95,000	99,987
Total			234,656
Technology 0.3%
Advanced Micro Devices, Inc. Senior Unsecured
05/01/15	6.000%	200,000	203,250
Alcatel-Lucent U.S.A., Inc.
06/15/25	2.875%	160,000	156,600
Digital River, Inc. Senior Unsecured
11/01/30	2.000%	150,000	144,562
Powerwave Technologies, Inc. Subordinated Notes
10/01/27	3.875%	155,000	11,625
Total			516,037
Tobacco 0.1%
Alliance One International, Inc.
07/15/14	5.500%	180,000	164,700

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Transportation Services 0.1%
DryShips, Inc. Senior Unsecured
12/01/14	5.000%	$250,000	$195,000
Wireless 0.1%
Leap Wireless International, Inc. Senior Unsecured
07/15/14	4.500%	100,000	94,000
Wirelines 0.1%
Ciena Corp. Senior Unsecured
06/15/17	0.875%	300,000	249,000
Total Convertible Bonds (Cost: $6,765,103)			$6,382,619

Residential Mortgage-Backed Securities - Non-Agency 0.8%
Castle Peak Loan Trust CMO Series 2011-1 Class 22A1 (b)(c)
05/25/52	6.250%	1,345,324	1,341,960
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $1,340,599)			$1,341,960

Issuer		Shares	Value

Rights —%
CONSUMER DISCRETIONARY —%
Liberty Ventures, Inc. (a)(d)		192	$2,030
TOTAL CONSUMER DISCRETIONARY			2,030
Total Rights (Cost: $—)			$2,030

		Shares	Value

Money Market Funds 55.8%
Columbia Short-Term Cash Fund, 0.164% (e)(f)		98,065,070	$98,065,070
Total Money Market Funds (Cost: $98,065,070)			$98,065,070
Total Investments
(Cost: $162,212,946)			$171,228,812

Issuer	Shares	Value

Investments Sold Short (9.6)%

Common Stocks (9.6)%
CONSUMER DISCRETIONARY (1.4)%
Automobiles (0.1)%
Toyota Motor Corp., ADR	(2,160)	$(171,979)
Hotels, Restaurants & Leisure (0.2)%
Gaylord Entertainment Co. (a)	(4,524)	(183,403)
Wendy’s Co. (The)	(36,286)	(154,941)
Total		(338,344)
Household Durables (0.1)%
D.R. Horton, Inc.	(8,450)	(160,465)
Media (0.7)%
Discovery Communications, Inc., Class A (a)	(3,545)	(194,408)
DreamWorks Animation SKG, Inc., Class A (a)	(7,840)	(133,044)
Grupo Televisa SAB, ADR	(7,104)	(163,250)
Meredith Corp.	(5,948)	(193,667)
Omnicom Group	(4,749)	(243,956)
Pearson PLC, ADR	(10,208)	(194,973)
Time Warner Cable, Inc.	(1,800)	(159,876)
Total		(1,283,174)
Multiline Retail (0.1)%
Nordstrom, Inc.	(1,690)	(97,733)
Specialty Retail (0.1)%
Tiffany & Co.	(2,970)	(183,992)
Textiles, Apparel & Luxury Goods (0.1)%
Fossil, Inc. (a)	(2,000)	(169,900)
Under Armour, Inc., Class A (a)	(2,504)	(145,758)
Total		(315,658)
TOTAL CONSUMER DISCRETIONARY		(2,551,345)
CONSUMER STAPLES (1.0)%
Beverages (0.1)%
Coca-Cola Co. (The)	(3,360)	(125,664)
Monster Beverage Corp. (a)	(1,500)	(88,395)
Total		(214,059)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Food & Staples Retailing (0.2)%
CVS Caremark Corp.	(4,156)	$(189,306)
SYSCO Corp.	(6,083)	(184,315)
Total		(373,621)
Food Products (0.3)%
General Mills, Inc.	(4,684)	(184,222)
Kraft Foods, Inc., Class A	(3,944)	(163,794)
McCormick & Co., Inc.	(2,760)	(169,575)
Total		(517,591)
Household Products (0.3)%
Church & Dwight Co, Inc.	(4,305)	(235,656)
Clorox Company	(3,030)	(220,432)
Total		(456,088)
Tobacco (0.1)%
Reynolds American, Inc.	(4,861)	(224,092)
TOTAL CONSUMER STAPLES		(1,785,451)
ENERGY (0.4)%
Energy Equipment & Services (0.3)%
Core Laboratories NV	(1,622)	(198,192)
Exterran Holdings, Inc. (a)	(7,226)	(132,886)
Tidewater, Inc.	(3,368)	(159,745)
Total		(490,823)
Oil, Gas & Consumable Fuels (0.1)%
Range Resources Corp.	(2,944)	(191,919)
TOTAL ENERGY		(682,742)
FINANCIALS (1.4)%
Capital Markets (0.3)%
Jefferies Group, Inc.	(6,836)	(100,421)
Morgan Stanley	(10,711)	(160,665)
Northern Trust Corp.	(5,632)	(261,550)
Total		(522,636)
Commercial Banks (0.3)%
Keycorp	(16,658)	(140,427)
M&T Bank Corp.	(2,621)	(227,765)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks (continued)
Westamerica Bancorporation	(3,900)	$(181,545)
Total		(549,737)
Diversified Financial Services (0.1)%
Bank Of America Corp.	(14,095)	(112,619)
Real Estate Investment Trusts (REITs) (0.7)%
BRE Properties, Inc.	(2,736)	(136,581)
Corporate Office Properties	(5,632)	(125,932)
Essex Property Trust, Inc.	(1,208)	(183,592)
Healthcare Realty Trust, Inc.	(8,632)	(209,412)
Parkway Properties, Inc.	(16,050)	(186,341)
ProLogis, Inc.	(2,732)	(93,352)
Regency Centers Corp.	(3,492)	(171,108)
Washington Reit	(6,412)	(172,226)
Total		(1,278,544)
TOTAL FINANCIALS		(2,463,536)
HEALTH CARE (1.4)%
Biotechnology (0.3)%
Aveo Pharmaceuticals, Inc.	(5,378)	(51,575)
Exelixis, Inc.	(11,783)	(52,199)
Immunogen, Inc.	(12,783)	(183,947)
Incyte Corp.	(6,524)	(130,545)
Theravance, Inc.	(4,829)	(128,790)
Total		(547,056)
Health Care Equipment & Supplies (0.3)%
Becton Dickinson And Co.	(2,052)	(155,911)
CR Bard, Inc.	(920)	(90,261)
Stryker Corp.	(3,528)	(187,901)
Varian Medical Systems, Inc. (a)	(1,450)	(85,246)
Total		(519,319)
Health Care Providers & Services (0.3)%
Laboratory Corp. of America Holdings (a)	(2,788)	(245,204)
Lifepoint Hospitals, Inc. (a)	(5,000)	(202,100)
Patterson Companies, Inc.	(2,608)	(88,594)
Total		(535,898)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Life Sciences Tools & Services (0.1)%
Mettler-Toledo International, Inc. (a)	(531)	$(87,673)
QIAGEN NV	(10,440)	(185,206)
Total		(272,879)
Pharmaceuticals (0.4)%
Bristol-Myers Squibb Co.	(6,350)	(209,613)
Eli Lilly & Co.	(4,285)	(192,439)
GlaxoSmithKline PLC, ADR	(1,940)	(88,251)
Novartis AG, ADR	(3,368)	(198,746)
Total		(689,049)
TOTAL HEALTH CARE		(2,564,201)
INDUSTRIALS (1.5)%
Aerospace & Defense (0.1)%
Lockheed Martin Corp.	(1,500)	(136,710)
Textron, Inc.	(4,104)	(109,659)
Total		(246,369)
Airlines (0.1)%
Southwest Airlines Co.	(19,090)	(170,665)
Building Products (0.2)%
Armstrong World Industries	(3,810)	(167,526)
Masco Corp.	(12,043)	(170,529)
Total		(338,055)
Commercial Services & Supplies (0.1)%
Cintas Corp.	(4,312)	(174,291)
Construction & Engineering (0.3)%
Jacobs Engineering Group, Inc. (a)	(4,767)	(188,487)
Quanta Services, Inc. (a)	(12,006)	(288,144)
Total		(476,631)
Machinery (0.3)%
Agco Corp. (a)	(4,675)	(196,771)
Deere & Co.	(1,200)	(90,132)
Paccar, Inc.	(4,788)	(191,089)
Total		(477,992)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Professional Services (0.1)%
IHS, Inc., Class A (a)	(1,586)	$(180,867)
Road & Rail (0.1)%
Kansas City Southern	(2,316)	(179,096)
Trading Companies & Distributors (0.2)%
Fastenal Co.	(3,990)	(171,929)
Watsco, Inc.	(3,256)	(245,698)
Total		(417,627)
TOTAL INDUSTRIALS		(2,661,593)
INFORMATION TECHNOLOGY (1.7)%
Communications Equipment —%
Telefonaktiebolaget LM Ericsson, ADR	(9,052)	(84,184)
Computers & Peripherals (0.2)%
Hewlett-Packard Co.	(11,549)	(194,947)
Lexmark International, Inc., Class A	(6,922)	(150,277)
Total		(345,224)
Internet Software & Services (0.1)%
Akamai Technologies, Inc. (a)	(3,846)	(144,263)
IT Services (0.4)%
Computer Sciences Corp.	(8,534)	(274,880)
Paychex, Inc.	(8,104)	(269,539)
SAIC, Inc.	(10,840)	(132,356)
Total		(676,775)
Semiconductors & Semiconductor Equipment (0.5)%
International Rectifier Corp. (a)	(10,075)	(175,406)
Microchip Technology, Inc.	(5,917)	(205,616)
Teradyne, Inc. (a)	(12,475)	(194,859)
Texas Instruments, Inc.	(5,745)	(166,835)
Xilinx, Inc.	(4,200)	(142,422)
Total		(885,138)
Software (0.5)%
Adobe Systems, Inc. (a)	(6,281)	(196,407)
ANSYS, Inc. (a)	(4,149)	(289,185)
Concur Technologies, Inc. (a)	(1,705)	(123,442)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software (continued)
SAP AG, ADR	(2,788)	$(183,060)
Total		(792,094)
TOTAL INFORMATION TECHNOLOGY		(2,927,678)
MATERIALS (0.5)%
Chemicals (0.1)%
Praxair, Inc.	(1,948)	(205,514)
Construction Materials (0.1)%
Martin Marietta Materials	(1,684)	(128,624)
Containers & Packaging (0.1)%
Sonoco Products Co.	(6,104)	(186,721)
Metals & Mining (0.1)%
Alcoa, Inc.	(14,051)	(120,277)

Issuer	Shares	Value

Investments Sold Short (continued)

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products (0.1)%
MeadWestVaco Corp.	(6,576)	$(189,126)
TOTAL MATERIALS		(830,262)
UTILITIES (0.3)%
Electric Utilities (0.1)%
Pepco Holdings, Inc.	(4,178)	(80,677)
Southern Co. (The)	(2,969)	(134,585)
Total		(215,262)
Multi-Utilities (0.2)%
Consolidated Edison, Inc.	(2,003)	(121,422)
Integrys Energy Group, Inc.	(2,247)	(121,315)
Total		(242,737)
TOTAL UTILITIES		(457,999)
Total Common Stocks (Proceeds: $16,077,259)		$(16,924,807)
Total Investments Sold Short (Proceeds: $16,077,259)		$(16,924,807)
Total Investments, Net of Investments Sold Short(g)		154,304,005(h)
Other Assets & Liabilities, Net		21,321,779
Net Assets		$175,625,784

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2012

At August 31, 2012, $6,193,787 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

	Number of	Notional
	Contracts	Market	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
3-Month Euro Euribor	(2)	(627,422)	June 2013	—	(129)
3-Month Euro Swiss Franc	329	86,273,332	June 2013	7,679	—
3-Month Euroyen	(548)	(174,480,554)	June 2013	—	(2,450)
90-Day Eurodollar	(912)	(227,167,800)	June 2013	—	(116,417)
90-Day Sterling	357	70,496,477	June 2013	20,569	—
Australian Treasury Bond, 10-year	18	1,803,786	September 2012	1,622	—
CAC 40 10 Euro	43	1,841,878	September 2012	—	(24,582)
Canadian Bank Acceptence	(384)	(96,014,608)	June 2013	—	(20,172)
Canadian Government Bond, 10-year	(86)	(11,920,913)	December 2012	—	(30,493)
CBOE VIX Index	(8)	(151,600)	September 2012	3,579	—
CBOE VIX Index	(15)	(318,000)	October 2012	4,861	—
CBOE VIX Index	(2)	(45,700)	November 2012	895	—
DAX Index	(2)	(438,312)	September 2012	—	(34,170)
E-Mini S&P 500 Index	(699)	(49,108,245)	September 2012	—	(3,369,145)
Euro-Bund, 10-year	(37)	(6,702,489)	September 2012	—	(12,121)
EURO STOXX 50	73	2,236,720	September 2012	—	(7,171)
FTSE 100 Index	6	542,902	September 2012	—	(4,305)
FTSE MIB Index	20	1,900,158	September 2012	47,454	—
Hang Seng Index	2	249,731	September 2012	—	(2,559)
IBEX-35 Index	13	1,210,429	September 2012	7,416	—
Japanese Government Bond, 10-year	14	25,748,771	September 2012	—	(8,515)
MSCI Singapore Index	5	278,460	September 2012	—	(1,069)
OMXS 30 Index	138	2,181,843	September 2012	—	(34,504)
SPI 200 Index	40	4,450,809	September 2012	120,395	—
S&P 500 Index	17	5,971,675	September 2012	11,116	—
S&P/TSE 60 Index	(53)	(7,341,233)	September 2012	—	(104,788)
TOPIX Index	35	3,247,653	September 2012	—	(52,050)
United Kingdom Long GILT, 10-year	18	3,456,911	December 2012	7,739	—
U.S. Long Bond, 20-year	(35)	(5,299,219)	December 2012	—	(66,789)
Total				233,325	(3,891,429)

Interest Rate Swap Contracts Outstanding at August 31, 2012

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Amount ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays	3-Month NZD-BBR	Pay	4.445	March 2, 2022	6,100,000	366,032	—
Citibank New York	3-Month NZD BKBM	Pay	2.625	August 3, 2013	23,100,000	8,164	—
Citibank London	3-Month NZD BKBM	Pay	3.770	August 31, 2022	10,000,000	2,493	—
Total						376,689	—

Forward Foreign Currency Exchange Contracts Open at August 31, 2012

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Barclays Bank PLC	September 6, 2012	6,093,000	995,025	—	(56,296)
		(NOK)	(USD)
Barclays Bank PLC	September 6, 2012	996,072	6,093,000	55,249	—
		(USD)	(NOK)
Citibank	September 19, 2012	221,587	233,597	4,961	—
		(AUD)	(USD)
Citigroup Global Markets Inc.	September 19, 2012	514,232	530,243	—	(918)
		(AUD)	(USD)
Citigroup Global Markets Inc.	September 19, 2012	7,800,000	9,648,912	—	(163,310)
		(EUR)	(USD)
Citigroup Global Markets Inc.	September 19, 2012	976,544	1,546,842	—	(3,707)
		(GBP)	(USD)
Citigroup Global Markets Inc.	September 19, 2012	1,078,025,085	13,741,428	—	(28,786)
		(JPY)	(USD)
Citibank	September 19, 2012	6,911,590	1,028,893	—	(14,217)
		(SEK)	(USD)
Citigroup Global Markets Inc.	September 19, 2012	6,690,734	1,000,155	—	(9,624)
		(SEK)	(USD)
HSBC Securities (USA), Inc.	September 19, 2012	2,900,000	3,037,054	44,804	—
		(AUD)	(USD)

HSBC Securities (USA), Inc.	September 19, 2012	2,800,000	2,862,916	—	(26,153)
		(AUD)	(USD)
HSBC Securities (USA), Inc.	September 19, 2012	6,400,000	6,530,672	—	(174,448)
		(CHF)	(USD)
HSBC Securities (USA), Inc.	September 19, 2012	67,300,000	11,188,786	—	(175,058)
		(DKK)	(USD)
HSBC Securities (USA), Inc.	September 19, 2012	9,050,931	11,051,904	—	(333,960)
		(EUR)	(USD)
HSBC Securities (USA), Inc.	September 19, 2012	4,732,946	7,382,890	—	(131,921)
		(GBP)	(USD)
HSBC Securities (USA), Inc.	September 19, 2012	119,600,000	1,529,363	1,646	—
		(JPY)	(USD)
HSBC Securities (USA), Inc.	September 19, 2012	61,404,828	10,236,098	—	(353,982)
		(NOK)	(USD)
HSBC Securities (USA), Inc.	September 19, 2012	2,908,599	436,170	—	(2,801)
		(SEK)	(USD)
HSBC Securities (USA), Inc.	September 19, 2012	2,785,202	2,238,079	3,678	—
		(SGD)	(USD)
HSBC Securities (USA), Inc.	September 19, 2012	14,102,939	11,280,369	—	(33,575)
		(SGD)	(USD)
Citigroup Global Markets Inc.	September 19, 2012	2,984	2,878	—	(15)
		(USD)	(AUD)
HSBC Securities (USA), Inc.	September 19, 2012	1,158,532	1,100,000	—	(23,541)
		(USD)	(AUD)
Citigroup Global Markets Inc.	September 19, 2012	3,390,079	3,355,264	12,785	—
		(USD)	(CAD)
HSBC Securities (USA), Inc.	September 19, 2012	5,705,634	5,734,996	110,588	—
		(USD)	(CAD)
Citigroup Global Markets Inc.	September 19, 2012	205,530	197,185	1,056	—
		(USD)	(CHF)
HSBC Securities (USA), Inc.	September 19, 2012	7,189,306	7,021,310	166,744	—
		(USD)	(CHF)
HSBC Securities (USA), Inc.	September 19, 2012	189,632	180,604	—	(459)
		(USD)	(CHF)
Citigroup Global Markets Inc.	September 19, 2012	11,119,740	67,300,000	244,104	—
		(USD)	(DKK)
Citigroup Global Markets Inc.	September 19, 2012	2,972,188	2,389,049	33,181	—
		(USD)	(EUR)
Citigroup Global Markets Inc.	September 19, 2012	1,159,638	920,896	—	(1,217)
		(USD)	(EUR)

HSBC Securities (USA), Inc.	September 19, 2012	10,686,822	8,681,645	234,489	—
		(USD)	(EUR)
Citigroup Global Markets Inc.	September 19, 2012	8,709,786	5,561,265	120,203	—
		(USD)	(GBP)
HSBC Securities (USA), Inc.	September 19, 2012	6,094,987	3,885,206	73,812	—
		(USD)	(GBP)
Citigroup Global Markets Inc.	September 19, 2012	1,290,054	101,227,096	2,928	—
		(USD)	(JPY)
HSBC Securities (USA), Inc.	September 19, 2012	538,874	42,660,891	6,058	—
		(USD)	(JPY)
HSBC Securities (USA), Inc.	September 19, 2012	7,952,324	46,739,213	108,475	—
		(USD)	(NOK)
Citigroup Global Markets Inc.	September 19, 2012	4,908,384	28,926,233	80,329	—
		(USD)	(NOK)
Citigroup Global Markets Inc.	September 19, 2012	294,135	366,889	624	—
		(USD)	(NZD)
Citigroup Global Markets Inc.	September 19, 2012	180	223	—	(1)
		(USD)	(NZD)
HSBC Securities (USA), Inc.	September 19, 2012	43,264	54,112	169	—
		(USD)	(NZD)
HSBC Securities (USA), Inc.	September 19, 2012	30,317	37,701	—	(56)
		(USD)	(NZD)
Citigroup Global Markets Inc.	September 19, 2012	2,094,982	14,114,300	35,175	—
		(USD)	(SEK)
Citigroup Global Markets Inc.	September 19, 2012	13,497	89,179	—	(38)
		(USD)	(SEK)
HSBC Securities (USA), Inc.	September 19, 2012	5,254,814	36,294,103	222,760	—
		(USD)	(SEK)
Citigroup Global Markets Inc.	September 19, 2012	465,550	3,076,264	—	(1,012)
		(USD)	(SEK)
Citigroup Global Markets Inc.	September 19, 2012	3,124,391	3,913,144	14,892	—
		(USD)	(SGD)
Citigroup Global Markets Inc.	September 19, 2012	1,716,932	2,135,177	—	(4,007)
		(USD)	(SGD)
HSBC Securities (USA), Inc.	September 19, 2012	3,023,430	3,777,015	6,656	—
		(USD)	(SGD)
HSBC Securities (USA), Inc.	September 19, 2012	6,855,356	8,534,174	—	(8,898)
		(USD)	(SGD)
Goldman, Sachs & Co.	September 26, 2012	13,252,000	16,591,239	—	(80,649)
		(EUR)	(USD)

UBS Securities	September 26, 2012	6,299,000	9,950,782	—	(50,291)
		(GBP)	(USD)
Citigroup Global Markets Inc.	September 26, 2012	43,707,000	6,621,851	27,374	—
		(SEK)	(USD)
Morgan Stanley	September 26, 2012	16,552,634	15,983,000	—	(71,910)
		(USD)	(AUD)
State Street Brokerage & Trust Company	September 26, 2012	6,636,248	6,574,000	29,898	—
		(USD)	(CAD)
HSBC Securities (USA), Inc.	September 26, 2012	9,931,311	12,298,000	—	(64,784)
		(USD)	(NZD)
Total				1,642,638	(1,815,634)

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $2,086,044 or 1.19% of net assets.

(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $2,030, which represents less than 0.01% of net assets.

(e)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	82,132,097	59,716,194	(43,783,221)	98,065,070	34,271	98,065,070

(g)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $146,136,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10,918,000
Unrealized Depreciation	(2,750,000)
Net Unrealized Appreciation	$8,168,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation

Currency Legend
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

SGD	Singapore Dollar
USD	US Dollar

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	8,884,925	—	—	8,884,925
Consumer Staples	6,293,815	—	—	6,293,815
Energy	5,491,137	—	—	5,491,137
Financials	8,366,448	—	—	8,366,448
Health Care	10,319,480	—	—	10,319,480
Industrials	6,351,449	—	—	6,351,449
Information Technology	12,467,809	—	—	12,467,809
Materials	2,213,941	—	—	2,213,941
Telecommunication Services	1,391,409	—	—	1,391,409
Utilities	1,414,508	—	—	1,414,508
Common Stocks — Investments Sold Short
Consumer Discretionary	(2,551,345)	—	—	(2,551,345)
Consumer Staples	(1,785,451)	—	—	(1,785,451)
Energy	(682,742)	—	—	(682,742)
Financials	(2,463,536)	—	—	(2,463,536)
Health Care	(2,564,201)	—	—	(2,564,201)
Industrials	(2,661,593)	—	—	(2,661,593)
Information Technology	(2,927,678)	—	—	(2,927,678)
Materials	(830,262)	—	—	(830,262)
Utilities	(457,999)	—	—	(457,999)
Rights
Consumer Discretionary	—	2,030	—	2,030
Convertible Preferred Stocks
Consumer Staples	—	123,003	—	123,003
Financials	586,637	480,556	—	1,067,193
Industrials	133,968	307,968	—	441,936
Information Technology	81,120	108,000	—	189,120
Utilities	219,960	201,000	—	420,960
Total Equity Securities	47,291,799	1,222,557	—	48,514,356

Bonds
Convertible Bonds	—	6,382,619	—	6,382,619
Residential Mortgage-Backed Securities - Non-Agency	—	—	1,341,960	1,341,960
Total Bonds	—	6,382,619	1,341,960	7,724,579

Other
Money Market Funds	98,065,070	—	—	98,065,070
Total Other	98,065,070	—	—	98,065,070

Investments in Securities	145,356,869	7,605,176	1,341,960	154,304,005
Derivatives
Assets
Futures Contracts	233,325	—	—	233,325
Forward Foreign Currency Exchange Contracts	—	1,642,638	—	1,642,638
Swap Contracts	—	376,689	—	376,689
Liabilities
Futures Contracts	(3,891,429)	—	—	(3,891,429)
Forward Foreign Currency Exchange Contracts	—	(1,815,634)	—	(1,815,634)
Total	141,698,765	7,808,869	1,341,960	150,849,594

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, August 31, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$546,556	$546,556	$—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

Residential
Mortgage-Backed
Securities -
Non-Agency ($)
Balance as of May 31, 2012	1,998,521
Accrued discounts/premiums	—
Realized gain (loss)	2,308
Change in unrealized appreciation (depreciation)(a)	1,331
Sales	(660,200)
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of August 31, 2012	1,341,960

(a)Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2012 was $1,337.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.

Certain Residential Mortgage Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but no limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Active Portfolios — Diversified Equity Income Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.0%
CONSUMER DISCRETIONARY 10.2%
Auto Components 0.7%
Johnson Controls, Inc.	165,110	$4,492,643
Automobiles 1.2%
Ford Motor Co.	806,018	7,528,208
Hotels, Restaurants & Leisure 0.9%
McDonald’s Corp.	62,857	5,625,073
Media 2.6%
Comcast Corp., Class A	115,908	3,886,395
Regal Entertainment Group, Class A	178,055	2,474,965
Time Warner, Inc.	57,804	2,401,756
Viacom, Inc., Class B	60,684	3,034,807
Walt Disney Co. (The)	93,461	4,623,516
Total		16,421,439
Multiline Retail 3.2%
Macy’s, Inc.	171,847	6,927,152
Target Corp.	207,608	13,305,597
Total		20,232,749
Specialty Retail 1.6%
Home Depot, Inc. (The)	176,156	9,996,853
TOTAL CONSUMER DISCRETIONARY		64,296,965
CONSUMER STAPLES 11.1%
Beverages 0.6%
PepsiCo, Inc.	53,935	3,906,512
Food & Staples Retailing 1.2%
Wal-Mart Stores, Inc.	106,358	7,721,591
Food Products 1.9%
Hershey Co. (The)	22,461	1,613,149
Hillshire Brands Co.	20,188	526,301
Kraft Foods, Inc., Class A	147,626	6,130,908
Unilever NV - NY Shares	104,827	3,645,883
Total		11,916,241
Household Products 2.2%
Kimberly-Clark Corp.	65,709	5,493,273
Procter & Gamble Co. (The)	121,281	8,148,870
Total		13,642,143

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 5.2%
Altria Group, Inc.	271,257	$9,211,888
Lorillard, Inc.	95,070	11,932,235
Philip Morris International, Inc.	130,877	11,687,316
Total		32,831,439
TOTAL CONSUMER STAPLES		70,017,926
ENERGY 11.6%
Energy Equipment & Services 1.4%
C&J Energy Services, Inc. (a)	56,281	1,132,936
Cameron International Corp. (a)	34,900	1,909,379
Halliburton Co.	63,235	2,071,579
McDermott International, Inc. (a)	87,194	971,341
National Oilwell Varco, Inc.	30,319	2,389,137
Seadrill Ltd.	7,980	328,936
Total		8,803,308
Oil, Gas & Consumable Fuels 10.2%
Anadarko Petroleum Corp.	108,627	7,524,592
Apache Corp.	58,526	5,018,604
Chevron Corp.	104,069	11,672,379
Enbridge, Inc.	157,880	6,223,630
Exxon Mobil Corp.	148,670	12,978,891
Occidental Petroleum Corp.	98,433	8,367,789
Royal Dutch Shell PLC, ADR	117,408	8,215,038
Total SA, ADR	60,996	3,041,261
Williams Companies, Inc. (The)	41,141	1,327,620
Total		64,369,804
TOTAL ENERGY		73,173,112
FINANCIALS 13.6%
Capital Markets 1.8%
Goldman Sachs Group, Inc. (The)	91,721	9,696,744
Morgan Stanley	109,300	1,639,500
Total		11,336,244
Commercial Banks 0.5%
Wells Fargo & Co.	97,717	3,325,310
Diversified Financial Services 5.1%
Bank of America Corp.	1,560,783	12,470,656
Citigroup, Inc.	110,099	3,271,041
JPMorgan Chase & Co.	434,246	16,127,897
Total		31,869,594
Insurance 6.0%
ACE Ltd.	90,383	6,663,939

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Allstate Corp. (The)	184,413	$6,874,917
Endurance Specialty Holdings Ltd.	36,511	1,380,481
MetLife, Inc.	107,434	3,666,722
PartnerRe Ltd.	7,077	519,452
Travelers Companies, Inc. (The)	74,600	4,829,604
XL Group PLC	602,868	13,938,308
Total		37,873,423
Real Estate Investment Trusts (REITs) 0.2%
ProLogis, Inc.	36,767	1,256,328
TOTAL FINANCIALS		85,660,899
HEALTH CARE 13.1%
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. (a)	286,510	1,547,154
Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.	204,525	11,105,708
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	107,418	3,991,653
Thermo Fisher Scientific, Inc.	80,772	4,632,274
Total		8,623,927
Pharmaceuticals 9.7%
AstraZeneca PLC, ADR	66,955	3,132,824
Bristol-Myers Squibb Co.	222,236	7,336,010
Johnson & Johnson	138,961	9,370,140
Merck & Co., Inc.	332,231	14,302,545
Novartis AG, ADR	121,375	7,162,339
Pfizer, Inc.	738,556	17,621,946
Roche Holding AG, ADR	49,100	2,234,050
Total		61,159,854
TOTAL HEALTH CARE		82,436,643
INDUSTRIALS 13.5%
Aerospace & Defense 3.1%
Boeing Co. (The)	105,469	7,530,486
Honeywell International, Inc.	58,173	3,400,212
Lockheed Martin Corp.	58,613	5,341,989
United Technologies Corp.	40,400	3,225,940
Total		19,498,627

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B	40,968	$3,023,848
Airlines 0.5%
Delta Air Lines, Inc. (a)	158,858	1,374,122
United Continental Holdings, Inc. (a)	109,741	2,024,721
Total		3,398,843
Electrical Equipment 2.2%
ABB Ltd., ADR	128,195	2,220,337
Cooper Industries PLC	108,109	7,908,173
Hubbell, Inc., Class B	44,641	3,607,886
Total		13,736,396
Industrial Conglomerates 2.8%
General Electric Co.	516,863	10,704,233
Tyco International Ltd.	118,575	6,685,258
Total		17,389,491
Machinery 3.6%
Caterpillar, Inc.	71,983	6,142,310
Eaton Corp.	93,088	4,162,895
Illinois Tool Works, Inc.	99,004	5,869,947
PACCAR, Inc.	36,015	1,437,359
Parker Hannifin Corp.	62,355	4,987,153
Total		22,599,664
Road & Rail 0.8%
Union Pacific Corp.	43,058	5,228,964
TOTAL INDUSTRIALS		84,875,833
INFORMATION TECHNOLOGY 10.2%
Communications Equipment 1.4%
Cisco Systems, Inc.	445,214	8,494,683
Computers & Peripherals 1.1%
Apple, Inc.	10,465	6,961,737
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	94,649	3,328,805
IT Services 3.2%
Accenture PLC, Class A	68,763	4,235,801
International Business Machines Corp.	8,984	1,750,532

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Mastercard, Inc., Class A	33,512	$14,172,225
Total		20,158,558
Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.	216,662	5,379,717
Microchip Technology, Inc.	132,874	4,617,372
Total		9,997,089
Software 2.4%
Microsoft Corp.	364,592	11,236,725
Oracle Corp.	126,175	3,993,439
Total		15,230,164
TOTAL INFORMATION TECHNOLOGY		64,171,036
MATERIALS 2.4%
Chemicals 2.2%
Air Products & Chemicals, Inc.	39,741	3,281,812
Dow Chemical Co. (The)	9,648	282,783
EI du Pont de Nemours & Co.	99,736	4,961,866
Mosaic Co. (The)	90,528	5,242,476
Total		13,768,937
Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.	43,914	1,585,735
TOTAL MATERIALS		15,354,672
TELECOMMUNICATION SERVICES 6.5%
Diversified Telecommunication Services 5.8%
AT&T, Inc.	484,458	17,750,541
CenturyLink, Inc.	181,219	7,658,315
Deutsche Telekom AG, ADR	259,823	3,103,586
Verizon Communications, Inc.	144,557	6,207,278
Windstream Corp.	171,589	1,693,583
Total		36,413,303
Wireless Telecommunication Services 0.7%
Vodafone Group PLC, ADR	152,820	4,419,554
TOTAL TELECOMMUNICATION SERVICES		40,832,857
UTILITIES 4.8%
Electric Utilities 2.8%
American Electric Power Co., Inc.	89,554	3,849,927

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
Duke Energy Corp.		38,172	$2,472,782
Entergy Corp.		42,502	2,893,536
FirstEnergy Corp.		72,981	3,189,270
NextEra Energy, Inc.		47,978	3,229,399
PPL Corp.		71,871	2,107,976
Total			17,742,890
Multi-Utilities 2.0%
Dominion Resources, Inc.		75,439	3,959,039
PG&E Corp.		88,341	3,834,883
Sempra Energy		69,428	4,596,133
Total			12,390,055
TOTAL UTILITIES			30,132,945
Total Common Stocks (Cost: $603,480,792)			$610,952,888

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes
03/15/18	3.750%	1,200,000	$1,111,500
TOTAL BUILDING MATERIALS			1,111,500
Total Convertible Bonds (Cost: $1,036,136)			$1,111,500

Equity-Linked Notes 1.2%
Goldman Sachs Group, Inc. (The) Mandatory Exchangeable Notes (linked to common stock of Dow Chemical Co. (The)) (b)
10/19/12	0.000%	225,344	$7,718,241
Total Equity-Linked Notes (Cost: $7,799,287)			$7,718,241

		Shares	Value

Money Market Funds 0.6%
Columbia Short-Term Cash Fund, 0.164% (c)(d)		3,636,711	$3,636,711
Total Money Market Funds (Cost: $3,636,711)			$3,636,711
Total Investments
(Cost: $615,952,926) (e)			$623,419,340(f)
Other Assets & Liabilities, Net			6,069,185
Net Assets			$629,488,525

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $7,718,241 or 1.23% of net assets.

(c)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	27,738,063	32,145,928	(56,247,280)	3,636,711	6,612	3,636,711

(e)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $615,953,000  and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$25,011,000
Unrealized Depreciation	(17,545,000)
Net Unrealized Appreciation	$7,466,000

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	64,296,965	—	—	64,296,965
Consumer Staples	70,017,926	—	—	70,017,926
Energy	73,173,112	—	—	73,173,112
Financials	85,660,899	—	—	85,660,899
Health Care	82,436,643	—	—	82,436,643
Industrials	84,875,833	—	—	84,875,833
Information Technology	64,171,036	—	—	64,171,036
Materials	15,354,672	—	—	15,354,672
Telecommunication Services	40,832,857	—	—	40,832,857
Utilities	30,132,945	—	—	30,132,945
Total Equity Securities	610,952,888	—	—	610,952,888

Bonds
Convertible Bonds	—	1,111,500	—	1,111,500
Total Bonds	—	1,111,500	—	1,111,500

Other
Equity-Linked Notes	—	7,718,241	—	7,718,241
Money Market Funds	3,636,711	—	—	3,636,711
Total Other	3,636,711	7,718,241	—	11,354,952
Total	614,589,599	8,829,741	—	623,419,340

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Consolidated Portfolio of Investments

Columbia Commodity Strategy Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Money Market Funds 80.8%
Columbia Short-Term Cash Fund, 0.164% (a)(b)	28,251,726	28,251,726
Total Money Market Funds (Cost: $28,251,726)		28,251,726
Total Investments
(Cost: $28,251,726) (c)		$28,251,726(d)
Other Assets & Liabilities, Net		6,731,027
Net Assets		$34,982,753

Investments in Derivatives Futures Contracts Outstanding at August 31, 2012

At August 31, 2012, $1,972,717 was held in a margin deposit account as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Brent Crude	26	2,965,300	October 2012	98,843	—
Cattle Feeder	22	1,613,425	October 2012	57,907	—
Coffee ‘C’	3	185,344	December 2012	—	(7,323)
Copper	16	1,386,200	March 2013	15,799	—
Corn	26	1,039,675	December 2012	323,739	—
Corn	30	1,203,000	March 2013	—	(8,470)
Cotton No. 2	6	231,780	December 2012	17,833	—
Gas Oil	21	2,087,925	October 2012	81,921	—
Gasoline RBOB	26	3,246,298	September 2012	190,609	—
Gold 100 Oz.	18	3,037,680	December 2012	127,532	—
Heating Oil	8	1,065,456	December 2012	132,333	—
LME Lead	23	1,133,612	January 2013	47,701	—
LME Nickel	13	1,247,064	January 2013	—	(7,029)
LME Pri Aluminum	15	717,656	January 2013	—	(7,283)
Natural Gas	29	973,530	December 2012	—	(44,103)
Red Wheat	3	142,237	December 2012	3,827	—
Red Wheat	32	1,530,800	March 2013	—	(6,814)
Silver	6	943,260	December 2012	101,396	—
Soybean	37	3,249,525	November 2012	791,837	—
Soybean Oil	33	1,134,936	January 2013	44,354	—
Sugar #11 (World)	40	886,144	September 2012	—	(2,859)
Wheat (KCB)	9	413,213	March 2013	6,088	—
WTI Crude	7	682,430	December 2012	65,302	—
Total				2,107,021	(83,881)

Notes to Portfolio of Investments
(a) The rate shown is the seven-day current annualized yield at August 31, 2012.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	23,156,891	13,097,522	(8,002,687)	28,251,726	10,455	28,251,726

(c)	Also represents the cost of securities for federal income tax purposes at August 31, 2012.
(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Money Market Funds	28,251,726	—	—	28,251,726
Total Money Market Funds	28,251,726	—	—	28,251,726

Investments in Securities	28,251,726	—	—	28,251,726
Derivatives
Assets
Futures Contracts	2,107,021	—	—	2,107,021
Liabilities
Futures Contracts	(83,881)	—	—	(83,881)
Total	30,274,866	—	—	30,274,866

See the Consolidated Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Diversified Equity Income Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.3%
CONSUMER DISCRETIONARY 10.3%
Auto Components 0.7%
Johnson Controls, Inc. (a)	797,565	$21,701,744
Automobiles 1.2%
Ford Motor Co. (a)	3,925,489	36,664,067
Hotels, Restaurants & Leisure 0.9%
McDonald’s Corp.	301,373	26,969,870
Media 2.6%
Comcast Corp., Class A (a)	554,918	18,606,400
Regal Entertainment Group, Class A (a)	882,630	12,268,557
Time Warner, Inc. (a)	276,722	11,497,799
Viacom, Inc., Class B (a)	290,768	14,541,308
Walt Disney Co. (The) (a)	445,412	22,034,532
Total		78,948,596
Multiline Retail 3.2%
Macy’s, Inc.	822,542	33,156,668
Target Corp. (a)	1,016,404	65,141,332
Total		98,298,000
Specialty Retail 1.7%
Home Depot, Inc. (The) (a)	879,803	49,928,820
TOTAL CONSUMER DISCRETIONARY		312,511,097
CONSUMER STAPLES 11.2%
Beverages 0.6%
PepsiCo, Inc. (a)	257,850	18,676,075
Food & Staples Retailing 1.2%
Wal-Mart Stores, Inc.	512,896	37,236,250
Food Products 1.9%
Hershey Co. (The) (a)	107,055	7,688,690
Hillshire Brands Co	97,574	2,543,754
Kraft Foods, Inc., Class A	704,383	29,253,026
Unilever NV - NY Shares	500,857	17,419,807
Total		56,905,277
Household Products 2.2%
Kimberly-Clark Corp. (a)	316,865	26,489,914
Procter & Gamble Co. (The)	569,436	38,260,405
Total		64,750,319

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 5.3%
Altria Group, Inc.	1,293,540	$43,928,619
Lorillard, Inc.	487,881	61,233,944
Philip Morris International, Inc.	633,721	56,591,285
Total		161,753,848
TOTAL CONSUMER STAPLES		339,321,769
ENERGY 11.6%
Energy Equipment & Services 1.4%
C&J Energy Services, Inc. (a)(b)	269,301	5,421,029
Cameron International Corp. (b)	168,400	9,213,164
Halliburton Co.	300,531	9,845,395
McDermott International, Inc. (b)	417,224	4,647,875
National Oilwell Varco, Inc.	143,976	11,345,309
Seadrill Ltd.	38,485	1,586,352
Total		42,059,124
Oil, Gas & Consumable Fuels 10.2%
Anadarko Petroleum Corp.	545,525	37,788,517
Apache Corp.	281,325	24,123,619
Chevron Corp.	497,166	55,762,138
Enbridge, Inc. (a)	755,322	29,774,793
Exxon Mobil Corp. (a)	698,243	60,956,614
Occidental Petroleum Corp.	469,662	39,925,967
Royal Dutch Shell PLC, ADR	565,057	39,537,038
Total SA, ADR	292,301	14,574,128
Williams Companies, Inc. (The)	195,432	6,306,591
Total		308,749,405
TOTAL ENERGY		350,808,529
FINANCIALS 13.9%
Capital Markets 1.5%
Goldman Sachs Group, Inc. (The)	350,495	37,054,331
Morgan Stanley	526,741	7,901,115
Total		44,955,446
Commercial Banks 1.0%
Wells Fargo & Co.	898,439	30,573,879
Diversified Financial Services 4.1%
Bank of America Corp.	5,421,119	43,314,741
Citigroup, Inc. (a)	526,581	15,644,722
JPMorgan Chase & Co.	1,783,374	66,234,510
Total		125,193,973
Insurance 7.1%
ACE Ltd.	901,701	66,482,415

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Allstate Corp. (The)	889,127	$33,146,655
Endurance Specialty Holdings Ltd. (a)	172,840	6,535,080
MetLife, Inc.	513,574	17,528,281
PartnerRe Ltd. (a)	34,523	2,533,988
Travelers Companies, Inc. (The)	359,453	23,270,987
XL Group PLC	2,877,829	66,535,406
Total		216,032,812
Real Estate Investment Trusts (REITs) 0.2%
ProLogis, Inc. (a)	174,106	5,949,202
TOTAL FINANCIALS		422,705,312
HEALTH CARE 13.0%
Health Care Equipment & Supplies 0.2%
Boston Scientific Corp. (b)	1,378,906	7,446,092
Health Care Providers & Services 1.8%
UnitedHealth Group, Inc.	988,799	53,691,786
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	558,496	20,753,711
Thermo Fisher Scientific, Inc.	383,506	21,994,069
Total		42,747,780
Pharmaceuticals 9.6%
AstraZeneca PLC, ADR (a)	323,584	15,140,495
Bristol-Myers Squibb Co.	1,063,092	35,092,667
Johnson & Johnson (a)	661,830	44,627,197
Merck & Co., Inc.	1,580,203	68,027,739
Novartis AG, ADR	581,580	34,319,036
Pfizer, Inc.	3,514,061	83,845,496
Roche Holding AG, ADR	237,000	10,783,500
Total		291,836,130
TOTAL HEALTH CARE		395,721,788
INDUSTRIALS 13.6%
Aerospace & Defense 3.1%
Boeing Co. (The)	503,988	35,984,743
Honeywell International, Inc.	278,518	16,279,377
Lockheed Martin Corp. (a)	280,670	25,580,264
United Technologies Corp.	194,564	15,535,936
Total		93,380,320

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 0.5%
United Parcel Service, Inc., Class B (a)	197,189	$14,554,520
Airlines 0.5%
Delta Air Lines, Inc. (b)	759,168	6,566,803
United Continental Holdings, Inc. (a)(b)	457,631	8,443,292
Total		15,010,095
Electrical Equipment 2.2%
ABB Ltd., ADR (a)	609,586	10,558,029
Cooper Industries PLC	521,319	38,134,485
Hubbell, Inc., Class B	212,513	17,175,301
Total		65,867,815
Industrial Conglomerates 3.1%
General Electric Co.	3,097,164	64,142,266
Tyco International Ltd.	567,920	32,019,330
Total		96,161,596
Machinery 3.4%
Caterpillar, Inc. (a)	347,841	29,681,272
Eaton Corp. (a)	473,733	21,185,340
Illinois Tool Works, Inc. (a)	472,449	28,011,501
Parker Hannifin Corp. (a)	298,919	23,907,542
Total		102,785,655
Road & Rail 0.8%
Union Pacific Corp. (a)	204,786	24,869,212
TOTAL INDUSTRIALS		412,629,213
INFORMATION TECHNOLOGY 10.1%
Communications Equipment 1.4%
Cisco Systems, Inc.	2,124,538	40,536,185
Computers & Peripherals 1.1%
Apple, Inc.	51,637	34,350,998
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	451,199	15,868,669
IT Services 3.2%
Accenture PLC, Class A	330,191	20,339,766
International Business Machines Corp. (a)	43,830	8,540,275

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
Mastercard, Inc., Class A	161,262	$68,197,700
Total		97,077,741
Semiconductors & Semiconductor Equipment 1.5%
Intel Corp. (a)	922,948	22,916,799
Microchip Technology, Inc. (a)	632,404	21,976,039
Total		44,892,838
Software 2.4%
Microsoft Corp.	1,754,395	54,070,454
Oracle Corp.	599,738	18,981,707
Total		73,052,161
TOTAL INFORMATION TECHNOLOGY		305,778,592
MATERIALS 2.4%
Chemicals 2.2%
Air Products & Chemicals, Inc.	188,613	15,575,662
Dow Chemical Co. (The) (a)	47,068	1,379,563
EI du Pont de Nemours & Co. (a)	476,019	23,681,945
Mosaic Co. (The)	436,623	25,284,838
Total		65,922,008
Metals & Mining 0.2%
Freeport-McMoRan Copper & Gold, Inc.	208,965	7,545,726
TOTAL MATERIALS		73,467,734
TELECOMMUNICATION SERVICES 6.5%
Diversified Telecommunication Services 5.8%
AT&T, Inc. (a)	2,337,031	85,628,816
CenturyLink, Inc. (a)	863,002	36,470,464
Deutsche Telekom AG, ADR (a)	1,324,424	15,820,245
Verizon Communications, Inc. (a)	697,260	29,940,344
Windstream Corp. (a)	819,978	8,093,183
Total		175,953,052
Wireless Telecommunication Services 0.7%
Vodafone Group PLC, ADR	729,716	21,103,387
TOTAL TELECOMMUNICATION SERVICES		197,056,439
UTILITIES 4.7%
Electric Utilities 2.8%
American Electric Power Co., Inc.	426,340	18,328,357
Duke Energy (a)	178,695	11,575,862
Entergy Corp. (a)	202,085	13,757,947

Issuer		Shares	Value

Common Stocks (continued)
UTILITIES (CONTINUED)
Electric Utilities (continued)
FirstEnergy Corp.		350,764	$15,328,387
NextEra Energy, Inc. (a)		228,792	15,399,989
PPL Corp. (a)		345,348	10,129,057
Total			84,519,599
Multi-Utilities 1.9%
Dominion Resources, Inc.		363,652	19,084,457
PG&E Corp.		426,035	18,494,179
Sempra Energy		333,434	22,073,331
Total			59,651,967
TOTAL UTILITIES			144,171,566
Total Common Stocks (Cost: $2,501,519,776)			$2,954,172,039

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes (a)
03/15/18	3.750%	6,519,000	$6,038,224
TOTAL BUILDING MATERIALS			6,038,224
Total Convertible Bonds (Cost: $6,519,000)			$6,038,224

Equity-Linked Notes 1.4%
Goldman Sachs Group, Inc. (The) Mandatory Exchangeable Notes (linked to common stock of Dow Chemical Co. (The)) (c)
10/19/12	0.000%	42,820,031	41,939,544
Total Equity-Linked Notes (Cost: $42,820,031)			$41,939,544

		Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.164% (d)(e)		9,844,289	$9,844,289
Total Money Market Funds (Cost: $9,844,289)			$9,844,289

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 22.1%
Asset-Backed Commercial Paper 4.5%
Antalis SA
09/06/12	0.270%	$9,999,475	$9,999,475
Atlantis One
09/10/12	0.592%	7,976,400	7,976,400
12/03/12	0.350%	4,993,972	4,993,972
Barton Capital Corporation
09/04/12	0.200%	9,999,556	9,999,556
Cancara Asset Securitisation LLC
09/12/12	0.230%	9,997,828	9,997,828
09/26/12	0.220%	9,997,861	9,997,861
Kells Funding LLC
10/03/12	0.270%	4,998,238	4,998,238
10/19/12	0.300%	4,997,500	4,997,500
10/31/12	0.370%	4,995,683	4,995,683
11/26/12	0.330%	4,995,875	4,995,875
Manhattan Asset Funding Co. LLC
09/20/12	0.210%	1,999,673	1,999,673
Rhein-Main Securitisation Ltd.
10/01/12	0.500%	3,998,111	3,998,111
Royal Park Investments Funding Corp.
09/13/12	0.650%	11,493,771	11,493,771
09/25/12	0.650%	14,991,334	14,991,334
Salisbury Receivables Co. LLC
11/15/12	0.310%	4,996,254	4,996,254
Scaldis Capital LLC
09/19/12	0.390%	1,399,469	1,399,469
Sheffield Receivable Corp.
10/19/12	0.310%	9,992,508	9,992,508
Suncorp Metway Ltd.
10/09/12	0.450%	7,993,700	7,993,700
Surrey Funding Corp.
11/14/12	0.310%	4,996,297	4,996,297
Total			134,813,505
Certificates of Deposit 9.2%
ABM AMRO Bank N.V.
11/08/12	0.490%	11,984,992	11,984,992
Australia and New Zealand Bank Group, Ltd.
10/09/12	0.460%	10,000,000	10,000,000
Bank of Tokyo Securities
11/05/12	0.370%	11,018,367	11,018,367
Barclays Bank PLC
10/26/12	0.310%	10,000,000	10,000,000
Credit Suisse
11/08/12	0.403%	10,000,000	10,000,000
DZ Bank AG
09/07/12	0.330%	10,000,000	10,000,000
10/17/12	0.420%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
10/29/12	0.380%	$10,000,000	$10,000,000
11/23/12	0.360%	2,997,242	2,997,242
Deutsche Bank AG
09/14/12	0.750%	16,000,000	16,000,000
Development Bank of Singapore Ltd.
09/24/12	0.250%	10,000,000	10,000,000
DnB NOR ASA
09/14/12	0.530%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
09/12/12	0.360%	15,000,000	15,000,000
Mizuho Corporate Bank Ltd.
11/14/12	0.340%	5,994,787	5,994,787
11/21/12	0.340%	5,000,000	5,000,000
N.V. Bank Nederlandse Gemeenten
09/04/12	0.265%	4,000,000	4,000,000
10/04/12	0.240%	10,000,000	10,000,000
National Bank of Canada
11/09/12	0.301%	10,000,000	10,000,000
Natixis
09/06/12	0.210%	15,000,000	15,000,000
Norinchukin Bank
11/01/12	0.400%	10,000,000	10,000,000
11/21/12	0.370%	10,000,000	10,000,000
11/21/12	0.370%	5,000,000	5,000,000
Pohjola Bank PLC
09/21/12	0.280%	10,000,000	10,000,000
Rabobank
10/26/12	0.515%	10,000,000	10,000,000
Royal Bank of Canada
09/04/12	0.125%	3,472,038	3,472,038
Standard Chartered Bank PLC
10/05/12	0.315%	15,000,181	15,000,181
Sumitomo Mitsui Banking Corp.
10/24/12	0.330%	10,000,000	10,000,000
11/02/12	0.485%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.486%	7,000,000	7,000,000
Union Bank of Switzerland
10/11/12	0.350%	8,000,000	8,000,000
Total			280,467,607
Commercial Paper 2.2%
Bank of New Zealand
11/02/12	0.366%	7,000,000	7,000,000
Caisse des Depots
10/15/12	0.400%	14,984,334	14,984,334

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Credit Suisse
09/10/12	0.340%	$9,991,500	$9,991,500
Foreningsparbanken (Swedbank)
11/06/12	0.320%	4,995,778	4,995,778
HSBC, Inc.
11/16/12	0.310%	11,990,493	11,990,493
Mitsubishi UFJ Trust and Banking Corp.
09/04/12	0.441%	4,992,483	4,992,483
Societe Generale
09/05/12	0.230%	3,999,821	3,999,821
Suncorp Metway Ltd.
10/16/12	0.450%	9,992,125	9,992,125
Total			67,946,534
Other Short-Term Obligations 0.3%
General Electric Capital Corp.
11/01/12	0.290%	8,005,810	8,005,810
Repurchase Agreements 5.9%
Citibank NA dated 08/31/12, matures 09/04/12, repurchase price $10,000,222 (f)
	0.200%	10,000,000	10,000,000
Citigroup Global Markets, Inc. (f)
dated 08/31/12, matures 09/04/12,
repurchase price $10,000,233
	0.210%	10,000,000	10,000,000
repurchase price $7,000,163
	0.210%	7,000,000	7,000,000
Credit Suisse Securities (USA) LLC dated 08/31/12, matures 09/04/12, repurchase price $15,000,233 (f)
	0.140%	15,000,000	15,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Deutsche Bank AG dated 08/31/12, matures 09/04/12. repurchase price $15,000,317 (f)
	0.190%	$15,000,000	$15,000,000
Mizuho Securities USA, Inc. (f)
dated 08/31/12, matures 09/04/12,
repurchase price $1,000,026
	0.230%	1,000,000	1,000,000
repurchase price $30,000,800
	0.240%	30,000,000	30,000,000
Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $7,000,187 (f)
	0.240%	7,000,000	7,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $12,000,307 (f)
	0.230%	12,000,000	12,000,000
Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $3,000,107 (f)
	0.320%	3,000,000	3,000,000
Royal Bank of Canada dated 08/31/12, matures 09/04/12, repurchase price $25,000,528 (f)
	0.190%	25,000,000	25,000,000
Societe Generale (f)
dated 08/31/12, matures 09/04/12,
repurchase price $40,000,889
	0.200%	40,000,000	40,000,000
repurchase price $5,305,460
	0.180%	5,305,354	5,305,354
Total			180,305,354
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $671,538,810)			$671,538,810
Total Investments
(Cost: $3,232,241,906) (g)			$3,683,532,906(h)
Other Assets & Liabilities, Net			(647,653,844)
Net Assets			$3,035,879,062

Notes to Portfolio of Investments
(a)	At August 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $41,939,544 or 1.38% of net assets.

(d)	The rate shown is the seven-day current annualized yield at August 31, 2012.

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	40,776,449	141,159,336	(172,091,496)	9,844,289	17,771	9,844,289

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.200%)

Security Description	Value ($)
Fannie Mae REMICS	4,461,388
Fannie Mae-Aces	1,175,774
Freddie Mac REMICS	3,598,646
Government National Mortgage Association	964,192
Total Market Value of Collateral Securities	10,200,000

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	3,270,846
Fannie Mae-Aces	1,122,424
Freddie Mac REMICS	4,359,776
Government National Mortgage Association	1,446,954
Total Market Value of Collateral Securities	10,200,000

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	2,289,592
Fannie Mae-Aces	785,697
Freddie Mac REMICS	3,051,843
Government National Mortgage Association	1,012,868
Total Market Value of Collateral Securities	7,140,000

Credit Suisse Securities (USA) LLC (0.140%)

Security Description	Value ($)

United States Treasury Bill	319,006
United States Treasury Inflation Indexed Bonds	681,868
United States Treasury Note/Bond	14,299,362
Total Market Value of Collateral Securities	15,300,236

Deutsche Bank AG (0.190%)

Security Description	Value ($)
Fannie Mae Pool	32,920
Fannie Mae REMICS	15,134,131
Freddie Mac REMICS	4,207
Ginnie Mae II Pool	121,245
Government National Mortgage Association	7,497
Total Market Value of Collateral Securities	15,300,000

Mizuho Securities USA, Inc. (0.230%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	170,928
United States Treasury Note/Bond	736,412
United States Treasury Strip Coupon	92,355
United States Treasury Strip Principal	20,305
Total Market Value of Collateral Securities	1,020,000

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value ($)
Freddie Mac REMICS	704,409
Ginnie Mae I Pool	24,774,780
Ginnie Mae II Pool	684,723
Government National Mortgage Association	4,436,088
Total Market Value of Collateral Securities	30,600,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value ($)
Fannie Mae Pool	841,206
Fannie Mae REMICS	2,190,308
Freddie Mac Non Gold Pool	238,524
Freddie Mac Reference REMIC	59
Freddie Mac REMICS	1,270,119
Ginnie Mae I Pool	6,649
Ginnie Mae II Pool	76,587
Government National Mortgage Association	2,516,738
Total Market Value of Collateral Securities	7,140,190

Nomura Securities (0.230%)

Security Description	Value ($)
Fannie Mae Pool	8,403,203
Freddie Mac Gold Pool	3,836,797
Total Market Value of Collateral Securities	12,240,000

Pershing LLC (0.320%)

Security Description	Value ($)
Fannie Mae REMICS	719,163
Federal Home Loan Banks	14,286
Freddie Mac Reference REMIC	2
Freddie Mac REMICS	176,143
Ginnie Mae I Pool	428,574
Ginnie Mae II Pool	997,659
Government National Mortgage Association	44,421
United States Treasury Note/Bond	679,752
Total Market Value of Collateral Securities	3,060,000

Royal Bank of Canada (0.190%)

Security Description	Value ($)
Fannie Mae Pool	25,500,000
Total Market Value of Collateral Securities	25,500,000

Societe Generale (0.200%)

Security Description	Value ($)
Ginnie Mae II Pool	40,800,000
Total Market Value of Collateral Securities	40,800,000

Societe Generale (0.180%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	5,411,461
Total Market Value of Collateral Securities	5,411,461

(g)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $3,232,242,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$544,594,000
Unrealized Depreciation	(93,303,000)
Net Unrealized Appreciation	$451,291,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	312,511,097	—	—	312,511,097
Consumer Staples	339,321,769	—	—	339,321,769
Energy	350,808,529	—	—	350,808,529
Financials	422,705,312	—	—	422,705,312
Health Care	395,721,788	—	—	395,721,788
Industrials	412,629,213	—	—	412,629,213
Information Technology	305,778,592	—	—	305,778,592
Materials	73,467,734	—	—	73,467,734
Telecommunication Services	197,056,439	—	—	197,056,439
Utilities	144,171,566	—	—	144,171,566
Total Equity Securities	2,954,172,039	—	—	2,954,172,039

Bonds
Convertible Bonds	—	6,038,224	—	6,038,224
Total Bonds	—	6,038,224	—	6,038,224

Other
Equity-Linked Notes	—	41,939,544	—	41,939,544
Money Market Funds	9,844,289	—	—	9,844,289
Investments of Cash Collateral Received for Securities on Loan	—	671,538,810	—	671,538,810
Total Other	9,844,289	713,478,354	—	723,322,643
Total	2,964,016,328	719,516,578	—	3,683,532,906

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Dividend Opportunity Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 92.8%
CONSUMER DISCRETIONARY 6.7%
Automobiles 0.4%
Ford Motor Co. (a)	2,093,005	$19,548,667
Distributors 0.6%
Genuine Parts Co. (a)	407,145	25,715,278
Hotels, Restaurants & Leisure 1.1%
Carnival Corp.	517,429	17,944,438
McDonald’s Corp.	353,565	31,640,532
Total		49,584,970
Household Durables 0.9%
Leggett & Platt, Inc. (a)	1,217,331	28,899,438
Whirlpool Corp. (a)	138,057	10,417,781
Total		39,317,219
Media 2.8%
Cinemark Holdings, Inc. (a)	853,259	19,983,326
Gannett Co., Inc. (a)	1,157,833	17,668,531
National CineMedia, Inc. (a)	1,774,958	25,736,891
Pearson PLC, ADR (a)	814,060	15,548,546
Regal Entertainment Group, Class A (a)	2,099,839	29,187,762
Time Warner, Inc. (a)	425,500	17,679,525
Total		125,804,581
Specialty Retail 0.9%
Limited Brands, Inc. (a)	824,002	40,046,497
RadioShack Corp. (a)	256,040	622,177
Total		40,668,674
TOTAL CONSUMER DISCRETIONARY		300,639,389
CONSUMER STAPLES 12.0%
Beverages 1.3%
Coca-Cola Co. (The)	720,726	26,955,152
Diageo PLC, ADR	124,017	13,545,137
PepsiCo, Inc.	245,293	17,766,572
Total		58,266,861
Food Products 2.6%
B&G Foods, Inc. (a)	1,493,099	43,703,008
ConAgra Foods, Inc.	447,602	11,239,286
Hershey Co. (The)	150,369	10,799,502
Kraft Foods, Inc., Class A	575,919	23,917,916
Unilever NV - NY Shares	751,902	26,151,151
Total		115,810,863

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Household Products 2.1%
Kimberly-Clark Corp. (a)	395,303	$33,047,331
Procter & Gamble Co. (The)	596,629	40,087,503
Reckitt Benckiser Group PLC	363,307	20,536,835
Total		93,671,669
Personal Products 0.2%
Avon Products, Inc.	690,200	10,663,590
Tobacco 5.8%
Altria Group, Inc.	1,518,801	51,578,482
Lorillard, Inc. (a)	616,874	77,423,856
Philip Morris International, Inc.	1,184,148	105,744,416
Reynolds American, Inc. (a)	498,733	22,991,591
Total		257,738,345
TOTAL CONSUMER STAPLES		536,151,328
ENERGY 13.9%
Energy Equipment & Services 1.7%
Diamond Offshore Drilling, Inc. (a)	392,030	26,273,851
Halliburton Co.	216,029	7,077,110
Seadrill Ltd. (a)	984,465	40,579,647
Total		73,930,608
Oil, Gas & Consumable Fuels 12.2%
BP PLC, ADR	479,000	20,146,740
Chevron Corp.	726,397	81,472,688
Enbridge Energy Management LLC (b)(c)	57,216	36
Enbridge, Inc. (a)	2,281,582	89,939,962
Exxon Mobil Corp.	552,828	48,261,884
Kinder Morgan Management LLC (b)	2,471	2
Kinder Morgan, Inc.	739,405	26,448,517
Newfield Exploration Co. (c)	1	33
Occidental Petroleum Corp.	657,800	55,919,578
Royal Dutch Shell PLC, ADR (a)	2,077,781	145,382,337
Ship Finance International Ltd. (a)	626,103	10,105,302
Spectra Energy Corp.	963,185	27,219,608
TransCanada Corp.	475,348	21,423,934
Williams Companies, Inc. (The)	594,696	19,190,840
Total		545,511,461
TOTAL ENERGY		619,442,069
FINANCIALS 9.8%
Capital Markets 0.4%
New Mountain Finance Corp. (d)	1,097,807	16,269,500

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Commercial Banks 4.9%
Bank of Montreal	666,434	$38,986,389
M&T Bank Corp. (a)	348,964	30,324,972
National Australia Bank Ltd.	514,657	13,473,402
Toronto-Dominion Bank (The)	353,354	28,932,625
U.S. Bancorp	1,664,404	55,607,738
Wells Fargo & Co.	1,511,239	51,427,463
Total		218,752,589
Diversified Financial Services 2.1%
Bank of America Corp.	2,759,020	22,044,569
JPMorgan Chase & Co.	1,981,563	73,595,250
Total		95,639,819
Insurance 2.4%
Allstate Corp. (The) (a)	617,095	23,005,302
Kemper Corp. (a)	395,663	12,107,288
Marsh & McLennan Companies, Inc.	331,303	11,320,624
PartnerRe Ltd. (a)	173,051	12,701,943
XL Group PLC	2,101,170	48,579,050
Total		107,714,207
TOTAL FINANCIALS		438,376,115
HEALTH CARE 12.1%
Health Care Equipment & Supplies 0.4%
Medtronic, Inc.	439,977	17,889,465
Pharmaceuticals 11.7%
Abbott Laboratories	501,469	32,866,278
AstraZeneca PLC, ADR	706,115	33,039,121
Bristol-Myers Squibb Co.	1,110,522	36,658,331
Eli Lilly & Co.	908,461	40,798,983
GlaxoSmithKline PLC, ADR	969,691	44,111,244
Johnson & Johnson (a)	902,047	60,825,029
Merck & Co., Inc.	2,219,235	95,538,067
Novartis AG, ADR	463,252	27,336,501
Pfizer, Inc.	5,174,135	123,454,861
Roche Holding AG, ADR	344,800	15,688,400
Warner Chilcott PLC, Class A (a)	1,023,700	13,942,794
Total		524,259,609
TOTAL HEALTH CARE		542,149,074
INDUSTRIALS 9.4%
Aerospace & Defense 1.5%
Honeywell International, Inc.	597,281	34,911,075

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Aerospace & Defense (continued)
Lockheed Martin Corp. (a)	369,193	$33,648,250
Total		68,559,325
Commercial Services & Supplies 2.0%
Deluxe Corp. (a)	861,085	24,428,981
Pitney Bowes, Inc. (a)	1,905,527	25,457,841
RR Donnelley & Sons Co. (a)	1,363,355	14,969,638
Waste Management, Inc. (a)	690,882	23,890,700
Total		88,747,160
Electrical Equipment 0.4%
Hubbell, Inc., Class B	208,659	16,863,820
Industrial Conglomerates 3.3%
General Electric Co.	6,465,469	133,899,863
Siemens AG, ADR	142,548	13,439,425
Total		147,339,288
Machinery 1.9%
Eaton Corp. (a)	939,535	42,016,005
Harsco Corp.	827,823	16,879,311
Illinois Tool Works, Inc. (a)	413,629	24,524,064
Total		83,419,380
Trading Companies & Distributors 0.3%
Fly Leasing Ltd., ADR	1,218,951	15,919,500
TOTAL INDUSTRIALS		420,848,473
INFORMATION TECHNOLOGY 6.1%
Computers & Peripherals 0.4%
Apple, Inc.	29,407	19,562,713
Internet Software & Services 0.3%
AOL, Inc. (c)	332,475	11,194,433
IT Services 0.6%
Booz Allen Hamilton Holdings Corp.	369,000	6,774,840
Paychex, Inc. (a)	331,011	11,009,426
Redecard SA	663,900	11,021,937
Total		28,806,203
Semiconductors & Semiconductor Equipment 3.4%
Analog Devices, Inc. (a)	681,886	27,098,149
Intel Corp. (a)	910,208	22,600,465
Maxim Integrated Products, Inc.	1,388,606	37,686,767
Microchip Technology, Inc. (a)	1,388,387	48,246,448

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,077,943	$15,845,762
Total		151,477,591
Software 1.4%
Microsoft Corp.	2,027,988	62,502,590
TOTAL INFORMATION TECHNOLOGY		273,543,530
MATERIALS 6.1%
Chemicals 2.9%
Air Products & Chemicals, Inc.	241,314	19,927,710
Dow Chemical Co. (The) (a)	63,001	1,846,560
Eastman Chemical Co.	322,155	17,802,285
EI du Pont de Nemours & Co. (a)	802,255	39,912,186
Mosaic Co. (The)	375,200	21,727,832
Olin Corp. (a)	1,372,836	29,419,876
Total		130,636,449
Containers & Packaging 0.9%
Packaging Corp. of America	1,283,814	41,107,724
Metals & Mining 0.8%
Cliffs Natural Resources, Inc. (a)	251,900	9,028,096
Freeport-McMoRan Copper & Gold, Inc.	512,945	18,522,444
Nucor Corp. (a)	172,536	6,495,980
Total		34,046,520
Paper & Forest Products 1.5%
International Paper Co.	1,266,444	43,768,305
MeadWestvaco Corp. (a)	742,304	21,348,663
Total		65,116,968
TOTAL MATERIALS		270,907,661
TELECOMMUNICATION SERVICES 8.6%
Diversified Telecommunication Services 8.0%
AT&T, Inc. (a)	2,433,617	89,167,727
BCE, Inc.	864,495	38,461,382
BT Group PLC	7,002,953	24,196,350
CenturyLink, Inc. (a)	1,862,717	78,718,420
Deutsche Telekom AG, ADR (a)	1,183,902	14,141,709
Telefonica SA, ADR (a)	915,910	11,503,830
Telefonos de Mexico SAB de CV (a)	14,482,440	11,023,230
Telstra Corp., Ltd.	5,644,209	22,464,082
Verizon Communications, Inc. (a)	1,056,284	45,356,835

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Diversified Telecommunication Services (continued)
Vivendi SA	1,236,926	$24,255,007
Total		359,288,572
Wireless Telecommunication Services 0.6%
Vodafone Group PLC, ADR	938,036	27,128,001
TOTAL TELECOMMUNICATION SERVICES		386,416,573
UTILITIES 8.1%
Electric Utilities 3.8%
American Electric Power Co., Inc.	1,142,722	49,125,619
Duke Energy Corp. (a)	814,493	52,762,857
Northeast Utilities	207,023	7,798,556
Pepco Holdings, Inc. (a)	971,690	18,763,334
Pinnacle West Capital Corp. (a)	330,731	16,989,651
PPL Corp. (a)	690,663	20,257,146
UIL Holdings Corp. (a)	153,786	5,410,191
Total		171,107,354
Multi-Utilities 4.3%
Ameren Corp.	457,272	14,961,940
Consolidated Edison, Inc.	340,636	20,649,354
Dominion Resources, Inc.	323,560	16,980,429
DTE Energy Co.	292,173	17,062,903
National Grid PLC	1,928,502	20,929,959
NiSource, Inc. (a)	444,362	10,815,771
PG&E Corp.	637,064	27,654,948
Public Service Enterprise Group, Inc. (a)	472,011	14,943,868
SCANA Corp. (a)	234,724	11,116,529
Sempra Energy	355,234	23,516,491
TECO Energy, Inc. (a)	796,930	13,834,705
Total		192,466,897
TOTAL UTILITIES		363,574,251
Total Common Stocks (Cost: $3,911,287,627)		$4,152,048,463

Convertible Preferred Stocks 0.4%
CONSUMER DISCRETIONARY 0.1%
Automobiles 0.1%
General Motors Co., 4.750%	136,513	4,863,275
TOTAL CONSUMER DISCRETIONARY		4,863,275

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
FINANCIALS 0.3%
Insurance 0.3%
MetLife, Inc., 5.000%	207,300	$13,980,312
TOTAL FINANCIALS		13,980,312
Total Convertible Preferred Stocks (Cost: $23,170,922)		$18,843,587

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.1%
Building Materials 0.1%
Cemex SAB de CV Subordinated Notes (a)
03/15/18	3.750%	3,024,000	$2,800,980
Total Convertible Bonds (Cost: $3,024,000)			$2,800,980

Equity-Linked Notes 2.9%
Deutsche Bank AG Mandatory Exchangeable Notes (linked to common stock of Cisco Systems, Inc.) (e)
11/14/12	5.940%	2,580,000	48,189,240
Goldman Sachs Group, Inc. (The) (e)
Mandatory Exchangeable Notes
(linked to common stock of Dow Chemical Co. (The))
10/24/12	3.500%	2,144,700	72,554,643
(linked to common stock of Freeport-McMoRan Copper & Gold Inc.)
10/31/12	12.250%	218,360	7,890,002
Total Equity-Linked Notes (Cost: $128,621,282)			$128,633,885

	Shares	Value

Money Market Funds 1.6%
Columbia Short-Term Cash Fund, 0.164% (d)(f)	72,412,333	$72,412,333
Total Money Market Funds (Cost: $72,412,333)		$72,412,333

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 21.8%
Asset-Backed Commercial Paper 4.3%
Antalis SA
09/06/12	0.270%	$34,998,163	$34,998,163
Aspen Funding Corp.
11/09/12	0.440%	9,988,756	9,988,756
Atlantis One
09/10/12	0.290%	14,989,971	14,989,971
10/11/12	0.541%	4,986,275	4,986,275
12/03/12	0.350%	9,987,944	9,987,944
Gotham Funding Corp.
09/12/12	0.240%	4,998,200	4,998,200
Kells Funding LLC
10/03/12	0.270%	9,996,475	9,996,475
10/12/12	0.612%	11,962,993	11,962,993
10/17/12	0.451%	9,986,625	9,986,625
10/30/12	0.360%	9,990,900	9,990,900
11/26/12	0.330%	999,175	999,175
Rhein-Main Securitisation Ltd.
10/01/12	0.500%	4,997,639	4,997,639
Royal Park Investments Funding Corp.
09/25/12	0.650%	11,993,067	11,993,067
Salisbury Receivables Co. LLC
10/17/12	0.310%	9,992,594	9,992,594
11/15/12	0.310%	5,995,505	5,995,505
Sheffield Receivable Corp.
10/19/12	0.310%	9,992,508	9,992,508
10/23/12	0.310%	4,996,125	4,996,125
Surrey Funding Corp.
10/03/12	0.290%	6,996,504	6,996,504
Versailles Commercial Paper LLC
09/06/12	0.280%	9,999,456	9,999,456
Working Capital Management Co., L.P.
09/11/12	0.200%	5,999,533	5,999,533
Total			193,848,408
Certificates of Deposit 9.7%
ABM AMRO Bank N.V.
11/08/12	0.490%	17,977,488	17,977,488
11/08/12	0.490%	9,987,493	9,987,493
Australia and New Zealand Banking Group Ltd.
10/09/12	0.460%	15,000,000	15,000,000
11/16/12	0.620%	15,000,000	15,000,000
Bank of Nova Scotia
10/18/12	0.310%	10,000,000	10,000,000
Bank of Tokyo Securities
11/05/12	0.370%	11,018,367	11,018,367
Barclays Bank PLC
10/26/12	0.310%	15,000,000	15,000,000
Canadian Imperial Bank of Commerce
09/04/12	0.200%	3,104,679	3,104,679

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Credit Suisse
11/08/12	0.403%	$5,000,000	$5,000,000
DZ Bank AG
09/07/12	0.330%	10,000,000	10,000,000
10/17/12	0.420%	12,000,000	12,000,000
11/23/12	0.360%	9,990,809	9,990,809
Deutsche Bank AG
09/14/12	0.750%	13,000,000	13,000,000
11/02/12	0.736%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
09/24/12	0.250%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
09/04/12	0.250%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
09/12/12	0.360%	10,000,000	10,000,000
10/12/12	0.530%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
10/25/12	0.340%	20,000,000	20,000,000
11/21/12	0.340%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
09/04/12	0.265%	10,000,000	10,000,000
10/04/12	0.240%	10,000,000	10,000,000
National Australia Bank
10/29/12	0.291%	9,999,777	9,999,777
National Bank of Canada
11/09/12	0.301%	5,000,000	5,000,000
Norinchukin Bank
10/31/12	0.560%	4,000,000	4,000,000
11/09/12	0.520%	10,000,000	10,000,000
11/21/12	0.370%	10,000,000	10,000,000
11/21/12	0.370%	10,000,000	10,000,000
Pohjola Bank PLC
09/21/12	0.280%	15,000,000	15,000,000
Rabobank
10/26/12	0.515%	10,000,000	10,000,000
Royal Bank of Canada
09/04/12	0.125%	10,000,000	10,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	15,000,000	15,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	13,955,308	13,955,308
Sumitomo Mitsui Banking Corp.
10/11/12	0.500%	10,000,000	10,000,000
10/24/12	0.330%	10,000,000	10,000,000
11/02/12	0.485%	8,000,000	8,000,000
Sumitomo Trust & Banking Co., Ltd.
09/17/12	0.470%	2,000,000	2,000,000
11/01/12	0.486%	10,000,000	10,000,000
Svenska Handelsbanken
09/13/12	0.490%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Union Bank of Switzerland
10/11/12	0.350%	$20,000,000	$20,000,000
10/23/12	0.330%	10,000,000	10,000,000
Total			435,033,921
Commercial Paper 1.4%
Foreningsparbanken (Swedbank)
11/05/12	0.340%	4,995,514	4,995,514
11/06/12	0.320%	9,991,555	9,991,555
HSBC, Inc.
11/16/12	0.310%	14,988,117	14,988,117
Macquarie Bank Ltd.
10/19/12	0.980%	7,000,000	7,000,000
Mitsubishi UFJ Trust and Banking Corp.
09/04/12	0.441%	9,984,967	9,984,967
Suncorp Metway Ltd.
09/25/12	0.450%	4,996,000	4,996,000
10/16/12	0.450%	9,992,125	9,992,125
Total			61,948,278
Other Short-Term Obligations 0.2%
General Electric Capital Corp.
11/01/12	0.290%	8,005,810	8,005,810
Repurchase Agreements 6.2%
Citibank NA dated 08/31/12, matures 09/04/12, repurchase price $25,000,556 (g)
	0.200%	25,000,000	25,000,000
Citigroup Global Markets, Inc. (g)
dated 08/31/12, matures 09/04/12,
repurchase price $18,000,420
	0.210%	18,000,000	18,000,000
repurchase price $9,000,210
	0.210%	9,000,000	9,000,000
Credit Suisse Securities (USA) LLC dated 08/28/12, matures 09/04/12, repurchase price $25,000,389 (g)
	0.140%	25,000,000	25,000,000
Deutsche Bank AG dated 08/28/12, matures 09/04/12, repurchase price $15,000,317 (g)
	0.190%	15,000,000	15,000,000
Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $43,001,147 (g)
	0.240%	43,000,000	43,000,000
Natixis Financial Products, Inc. (g)
dated 08/31/12, matures 09/04/12,

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
repurchase price $25,000,611
	0.220%	$25,000,000	$25,000,000
repurchase price $40,001,067
	0.240%	40,000,000	40,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $48,001,227 (g)
	0.230%	48,000,000	48,000,000
Societe Generale (g)

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
dated 08/31/12, matures 09/04/12,
repurchase price $20,000,444
	0.200%	$20,000,000	$20,000,000
repurchase price $7,780,449
	0.180%	7,780,293	7,780,293
Total			275,780,293
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $974,616,710)			$974,616,710
Total Investments
(Cost: $5,113,132,874) (h)			$5,349,355,958(i)
Other Assets & Liabilities, Net			(875,331,605)
Net Assets			$4,474,024,353

Notes to Portfolio of Investments
(a) At August 31, 2012, security was partially or fully on loan.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2012 was $38, representing less than 0.01% of net assets.  Information concerning such security holdings at August 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Enbridge Energy Management LLC	04-22-09	11
Kinder Morgan Management LLC	11-18-05	—

(c)	Non-income producing.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	135,287,671	371,903,868	(434,779,206)	—	72,412,333	—	44,727	72,412,333
New Mountian Finance Corp.	14,285,242	429,646	—	—	14,714,888	—	363,165	16,269,500
Total	149,572,913	372,333,514	(434,779,206)	—	87,127,221	—	407,892	88,681,833

(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $128,633,885 or 2.88% of net assets.

(f)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(g)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.200%)

Security Description	Value ($)
Fannie Mae REMICS	11,153,470
Fannie Mae-Aces	2,939,435
Freddie Mac REMICS	8,996,616
Government National Mortgage Association	2,410,479
Total Market Value of Collateral Securities	25,500,000

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	5,887,523
Fannie Mae-Aces	2,020,363
Freddie Mac REMICS	7,847,598
Government National Mortgage Association	2,604,516
Total Market Value of Collateral Securities	18,360,000

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	2,943,761
Fannie Mae-Aces	1,010,182
Freddie Mac REMICS	3,923,799
Government National Mortgage Association	1,302,258
Total Market Value of Collateral Securities	9,180,000

Credit Suisse Securities (USA) LLC (0.140%)

Security Description	Value ($)
United States Treasury Bill	531,677
United States Treasury Inflation Indexed Bonds	1,136,446
United States Treasury Note/Bond	23,832,270
Total Market Value of Collateral Securities	25,500,393

Deutsche Bank AG (0.190%)

Security Description	Value ($)
Fannie Mae Pool	32,920
Fannie Mae REMICS	15,134,131
Freddie Mac REMICS	4,207
Ginnie Mae II Pool	121,245
Government National Mortgage Association	7,497
Total Market Value of Collateral Securities	15,300,000

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value ($)
Freddie Mac REMICS	1,009,654
Ginnie Mae I Pool	35,510,517
Ginnie Mae II Pool	981,436
Government National Mortgage Association	6,358,393
Total Market Value of Collateral Securities	43,860,000

Natixis Financial Products, Inc. (0.220%)

Security Description	Value ($)
United States Treasury Bill	2,202,174
United States Treasury Note/Bond	23,298,450
Total Market Value of Collateral Securities	25,500,624

Natixis Financial Products, Inc. (0.240%)

Security Description	Value ($)
Fannie Mae Pool	4,806,892
Fannie Mae REMICS	12,516,046
Freddie Mac Non Gold Pool	1,362,992
Freddie Mac Reference REMIC	338
Freddie Mac REMICS	7,257,822
Ginnie Mae I Pool	37,997
Ginnie Mae II Pool	437,640
Government National Mortgage Association	14,381,361
Total Market Value of Collateral Securities	40,801,088

Nomura Securities (0.230%)

Security Description	Value ($)
Fannie Mae Pool	33,612,810
Freddie Mac Gold Pool	15,347,190
Total Market Value of Collateral Securities	48,960,000

Societe Generale (0.200%)

Security Description	Value ($)
Ginnie Mae II Pool	20,400,000
Total Market Value of Collateral Securities	20,400,000

Societe Generale (0.180%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	7,935,899
Total Market Value of Collateral Securities	7,935,899

(h)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $5,113,133,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$334,268,000
Unrealized Depreciation	(98,045,000)
Net Unrealized Appreciation	$236,223,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated May 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	300,639,389	—	—	300,639,389
Consumer Staples	515,614,493	20,536,835	—	536,151,328
Energy	619,442,067	2	—	619,442,069
Financials	424,902,713	13,473,402	—	438,376,115
Health Care	542,149,074	—	—	542,149,074
Industrials	420,848,473	—	—	420,848,473
Information Technology	273,543,530	—	—	273,543,530
Materials	270,907,661	—	—	270,907,661
Telecommunication Services	315,501,135	70,915,438	—	386,416,573
Utilities	342,644,292	20,929,959	—	363,574,251
Convertible Preferred Stocks
Consumer Discretionary	4,863,275	—	—	4,863,275
Financials	13,980,312	—	—	13,980,312
Total Equity Securities	4,045,036,414	125,855,636	—	4,170,892,050

Bonds
Convertible Bonds	—	2,800,980	—	2,800,980
Total Bonds	—	2,800,980	—	2,800,980

Other
Equity-Linked Notes	—	128,633,885	—	128,633,885
Money Market Funds	72,412,333	—	—	72,412,333
Investments of Cash Collateral Received for Securities on Loan	—	974,616,710	—	974,616,710
Total Other	72,412,333	1,103,250,595	—	1,175,662,928
Total	4,117,448,747	1,231,907,211	—	5,349,355,958

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, August 31, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$17,206,312	$—	$—	$17,206,312

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Flexible Capital Income Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 38.5%
CONSUMER DISCRETIONARY 2.1%
Hotels, Restaurants & Leisure 1.0%
Darden Restaurants, Inc.	19,200	$997,440
Specialty Retail 1.1%
Home Depot, Inc. (The)	19,700	1,117,975
TOTAL CONSUMER DISCRETIONARY		2,115,415
CONSUMER STAPLES 3.0%
Food Products 1.0%
Kellogg Co.	20,500	1,038,325
Household Products 1.0%
Kimberly-Clark Corp.	12,000	1,003,200
Tobacco 1.0%
Philip Morris International, Inc.	11,250	1,004,625
TOTAL CONSUMER STAPLES		3,046,150
ENERGY 4.0%
Oil, Gas & Consumable Fuels 4.0%
Chevron Corp.	14,500	1,626,320
Occidental Petroleum Corp.	11,000	935,110
Royal Dutch Shell PLC, ADR	21,500	1,504,355
Total		4,065,785
TOTAL ENERGY		4,065,785
FINANCIALS 7.3%
Capital Markets 2.5%
Ares Capital Corp.	60,500	1,044,835
BlackRock, Inc.	8,800	1,552,056
Total		2,596,891
Commercial Banks 1.7%
Cullen/Frost Bankers, Inc.	16,800	934,080
Huntington Bancshares, Inc.	120,000	792,000
Total		1,726,080
Diversified Financial Services 1.1%
JPMorgan Chase & Co.	29,500	1,095,630
Insurance 2.0%
Chubb Corp. (The)	14,400	1,064,016

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Travelers Companies, Inc. (The)	15,000	$971,100
Total		2,035,116
TOTAL FINANCIALS		7,453,717
HEALTH CARE 3.5%
Pharmaceuticals 3.5%
Johnson & Johnson	22,800	1,537,404
Merck & Co., Inc.	23,000	990,150
Pfizer, Inc.	44,700	1,066,542
Total		3,594,096
TOTAL HEALTH CARE		3,594,096
INDUSTRIALS 5.1%
Aerospace & Defense 1.1%
Raytheon Co.	18,800	1,062,576
Commercial Services & Supplies 1.0%
Republic Services, Inc.	37,000	1,023,050
Industrial Conglomerates 1.0%
General Electric Co.	49,500	1,025,145
Machinery 1.0%
Stanley Black & Decker, Inc.	15,500	1,019,590
Road & Rail 1.0%
CSX Corp.	46,000	1,033,160
TOTAL INDUSTRIALS		5,163,521
INFORMATION TECHNOLOGY 7.1%
Computers & Peripherals 2.0%
Apple, Inc.	1,600	1,064,384
Diebold, Inc.	30,000	977,400
Total		2,041,784
IT Services 1.6%
Automatic Data Processing, Inc.	27,500	1,597,200
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	26,500	1,053,110
Intel Corp.	57,500	1,427,725
Total		2,480,835

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 1.0%
Microsoft Corp.	34,000	$1,047,880
TOTAL INFORMATION TECHNOLOGY		7,167,699
MATERIALS 2.9%
Chemicals 1.9%
Dow Chemical Co. (The)	34,000	996,540
EI du Pont de Nemours & Co.	18,600	925,350
Total		1,921,890
Containers & Packaging 1.0%
Packaging Corp. of America	33,400	1,069,468
TOTAL MATERIALS		2,991,358
TELECOMMUNICATION SERVICES 1.5%
Diversified Telecommunication Services 1.5%
Verizon Communications, Inc.	36,500	1,567,310
TOTAL TELECOMMUNICATION SERVICES		1,567,310
UTILITIES 2.0%
Multi-Utilities 2.0%
CMS Energy Corp.	46,000	1,061,220
Sempra Energy	14,000	926,800
Total		1,988,020
TOTAL UTILITIES		1,988,020
Total Common Stocks (Cost: $36,891,781)		$39,153,071

Convertible Preferred Stocks 12.3%
CONSUMER DISCRETIONARY 0.8%
Auto Components 0.8%
Goodyear Tire & Rubber Co., (The), 5.875%	17,200	772,925
TOTAL CONSUMER DISCRETIONARY		772,925
CONSUMER STAPLES 0.9%
Food Products 0.9%
Bunge Ltd., 4.875%	9,500	898,866
TOTAL CONSUMER STAPLES		898,866

Issuer	Shares	Value

Convertible Preferred Stocks (continued)
ENERGY 1.4%
Oil, Gas & Consumable Fuels 1.4%
Apache Corp., 6.000%	8,800	$430,650
Chesapeake Energy Corp., 5.000%	1,000	76,500
Chesapeake Energy Corp., 5.750% (a)	1,050	960,750
Total		1,467,900
TOTAL ENERGY		1,467,900
FINANCIALS 5.1%
Commercial Banks 1.0%
Wells Fargo & Co., 7.500%	850	1,016,600
Diversified Financial Services 2.1%
Bank of America Corp., 7.250%	1,020	1,077,375
Citigroup, Inc., 7.500%	11,500	1,062,600
Total		2,139,975
Real Estate Investment Trusts (REITs) 2.0%
Alexandria Real Estate Equities, Inc., 7.000%	37,200	1,020,768
Health Care REIT, Inc., 6.500%	18,900	1,046,588
Total		2,067,356
TOTAL FINANCIALS		5,223,931
INDUSTRIALS 2.1%
Aerospace & Defense 1.1%
United Technologies Corp., 7.500%	20,000	1,116,400
Professional Services 1.0%
Nielsen Holdings NV, 6.250%	19,000	1,024,860
TOTAL INDUSTRIALS		2,141,260
UTILITIES 2.0%
Electric Utilities 2.0%
NextEra Energy, Inc., 5.599%	19,000	954,750
PPL Corp., 8.750%	18,800	1,033,812
Total		1,988,562
TOTAL UTILITIES		1,988,562
Total Convertible Preferred Stocks (Cost: $12,052,845)		$12,493,444

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 24.7%
Aerospace & Defense 1.0%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$500,000	$501,250
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	471,000	501,615
Total			1,002,865
Automotive 2.4%
Allison Transmission, Inc. (a)
05/15/19	7.125%	900,000	951,750
Visteon Corp.
04/15/19	6.750%	1,500,000	1,524,375
TOTAL AUTOMOTIVE			2,476,125
Banking 1.0%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	931,000	1,028,755
Chemicals 1.0%
LyondellBasell Industries NV Senior Unsecured
11/15/21	6.000%	900,000	1,026,000
TOTAL CHEMICALS			1,026,000
Construction Machinery 1.9%
Manitowoc Co., Inc. (The)
02/15/18	9.500%	900,000	1,001,250
UR Merger Sub Corp.
09/15/20	8.375%	900,000	963,000
TOTAL CONSTRUCTION MACHINERY			1,964,250
Diversified Manufacturing 0.3%
Tomkins LLC/Inc. Secured
10/01/18	9.000%	324,000	361,260
TOTAL DIVERSIFIED MANUFACTURING			361,260
Electric 1.0%
AES Corp. (The) Senior Unsecured
07/01/21	7.375%	900,000	1,030,500

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage 1.0%
Cott Beverages, Inc.
11/15/17	8.375%	$900,000	$984,375
Health Care 1.5%
HCA, Inc. Senior Secured
03/15/22	5.875%	950,000	1,010,562
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	500,000	500,000
Total			1,510,562
Independent Energy 2.5%
Comstock Resources, Inc.
06/15/20	9.500%	210,000	221,550
Goodrich Petroleum Corp.
03/15/19	8.875%	1,500,000	1,455,000
Laredo Petroleum, Inc.
02/15/19	9.500%	800,000	908,000
TOTAL INDEPENDENT ENERGY			2,584,550
Media Non-Cable 1.0%
AMC Networks, Inc.
07/15/21	7.750%	900,000	1,023,750
Metals 0.4%
Molycorp, Inc. Senior Secured (a)
06/01/20	10.000%	400,000	380,000
TOTAL METALS			380,000
Non-Captive Diversified 1.0%
International Lease Finance Corp. Senior Unsecured
08/15/22	5.875%	1,000,000	1,006,188
TOTAL NON-CAPTIVE DIVERSIFIED			1,006,188
Pharmaceuticals 1.0%
Pharmaceutical Product Development, Inc. Senior Unsecured (a)
12/01/19	9.500%	882,000	983,430
TOTAL PHARMACEUTICALS			983,430

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Retailers 3.2%
99 Cents Only Stores (a)
12/15/19	11.000%	$500,000	$560,000
J. Crew Group, Inc.
03/01/19	8.125%	400,000	418,500
Michaels Stores, Inc.
11/01/18	7.750%	1,000,000	1,065,000
Penske Automotive Group, Inc. (a)
10/01/22	5.750%	181,000	184,620
Rite Aid Corp.
03/15/20	9.250%	700,000	719,250
Senior Unsecured
02/15/27	7.700%	340,000	284,750
Total			3,232,120
Transportation Services 0.8%
Avis Budget Car Rental LLC/Finance, Inc.
03/15/20	9.750%	700,000	788,375
Wireless 2.1%
Sprint Nextel Corp. (a)
11/15/18	9.000%	1,400,000	1,650,250
Wind Acquisition Finance SA Secured (a)
07/15/17	11.750%	500,000	457,500
Total			2,107,750
Wirelines 1.6%
Level 3 Financing, Inc. (a)
06/01/20	7.000%	500,000	497,500
Qwest Corp. Senior Unsecured
12/01/21	6.750%	938,000	1,106,710
Total			1,604,210
Total Corporate Bonds & Notes (Cost: $24,209,509)			$25,095,065
Convertible Bonds 22.5%
Automotive 1.0%
Navistar International Corp. Senior Subordinated Notes
10/15/14	3.000%	1,120,000	1,002,400

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Pharmaceuticals 3.1%
Dendreon Corp. Senior Unsecured
01/15/16	2.875%	2,520,000	1,658,243
Medivation, Inc. Senior Unsecured
04/01/17	2.625%	620,000	808,325
Vertex Pharmaceuticals, Inc. Senior Subordinated Notes
10/01/15	3.350%	580,000	728,625
TOTAL PHARMACEUTICALS			3,195,193
Health Care 3.4%
Alere, Inc. Senior Subordinated Notes
05/15/16	3.000%	500,000	457,500
HeartWare International, Inc. Senior Unsecured
12/15/17	3.500%	470,000	562,237
Insulet Corp. Senior Unsecured
06/15/16	3.750%	470,000	520,384
NuVasive, Inc. Senior Unsecured
07/01/17	2.750%	1,000,000	940,400
Omnicare, Inc.
04/01/42	3.750%	1,000,000	948,785
TOTAL HEALTH CARE			3,429,306
Metals 0.6%
James River Coal Co. Senior Unsecured
12/01/15	4.500%	900,000	368,740
Molycorp, Inc. Senior Unsecured
06/15/16	3.250%	307,000	210,755
TOTAL METALS			579,495
Media Non-Cable 1.0%
Liberty Interactive LLC Senior Unsecured
03/15/31	3.250%	$1,130,000	$1,033,950
TOTAL MEDIA NON-CABLE			1,033,950

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Gaming 1.4%
MGM Resorts International
04/15/15	4.250%	1,390,000	1,403,900
TOTAL GAMING			1,403,900
Technology 3.1%
Ciena Corp.
Senior Unsecured (a)
10/15/18	3.750%	$850,000	$896,419
Ixia
Senior Notes
12/15/15	3.000%	480,000	541,200
Mentor Graphics Corp.
04/01/31	4.000%	920,000	1,055,700
Nuance Communications, Inc.
Senior Unsecured (a)
11/01/31	2.750%	860,000	980,357
TiVo, Inc.
Senior Unsecured (a)
03/15/16	4.000%	450,000	516,938
TOTAL TECHNOLOGY			3,990,614
Other Industry 0.5%
WESCO International, Inc.
09/15/29	6.000%	240,000	519,900
TOTAL OTHER INDUSTRY			519,900
Building Materials 1.2%
Cemex SAB de CV
Subordinated Notes
03/15/15	4.875%	1,260,000	1,174,950
TOTAL BUILDING MATERIALS			1,174,950
Transportation Services 1.2%
DryShips, Inc.
Senior Unsecured
12/01/14	5.000%	950,000	741,000
Wabash National Corp.
05/01/18	3.375%	490,000	473,200
TOTAL TRANSPORTATION SERVICES			1,214,200

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds (continued)
Airlines 0.5%
United Continental Holdings, Inc.
06/30/21	4.500%	520,000	494,780
TOTAL AIRLINES			494,780
Home Construction 1.0%
Lennar Corp. (a)
11/15/21	3.250%	660,000	1,031,250
TOTAL HOME CONSTRUCTION			1,031,250
Non-Captive Consumer 0.7%
DFC Global Corp. Senior Unsecured (a)
04/15/17	3.250%	679,000	750,662
TOTAL NON-CAPTIVE CONSUMER			750,662
Non-Captive Diversified 0.4%
Air Lease Corp. Senior Unsecured (a)
12/01/18	3.875%	$450,000	$462,330
TOTAL NON-CAPTIVE DIVERSIFIED			462,330
Independent Energy 0.5%
Endeavour International Corp.
07/15/16	5.500%	590,000	532,475
TOTAL INDEPENDENT ENERGY			532,475
REITs 1.0%
Forest City Enterprises, Inc. Senior Unsecured
08/15/18	4.250%	1,000,000	1,011,250
TOTAL REITS			1,011,250
Railroads 1.0%
Greenbrier Companies, Inc. Senior Unsecured
04/01/18	3.500%	1,150,000	991,875
TOTAL RAILROADS			991,875
Total Convertible Bonds (Cost: $22,317,816)			$22,818,530

	Shares	Value

Money Market Funds 0.6%
JPMorgan Prime Money Market Fund, 0.010% (b)	612,867	$612,867
Total Money Market Funds (Cost: $612,867)		$612,867
Total Investments (Cost: $96,084,818) (c)		$100,172,977(d)
Other Assets & Liabilities, Net		1,393,064
Net Assets		$101,566,041

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $12,265,006 or 12.08% of net assets.

(b)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(c)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $96,085,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$5,703,000
Unrealized Depreciation	(1,615,000)
Net Unrealized Appreciation	$4,088,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	2,115,415	—	—	2,115,415
Consumer Staples	3,046,150	—	—	3,046,150
Energy	4,065,785	—	—	4,065,785
Financials	7,453,717	—	—	7,453,717
Health Care	3,594,096	—	—	3,594,096
Industrials	5,163,521	—	—	5,163,521
Information Technology	7,167,699	—	—	7,167,699
Materials	2,991,358	—	—	2,991,358
Telecommunication Services	1,567,310	—	—	1,567,310
Utilities	1,988,020	—	—	1,988,020
Convertible Preferred Stocks
Consumer Discretionary	772,925	—	—	772,925
Consumer Staples	—	898,866	—	898,866
Energy	430,650	1,037,250	—	1,467,900
Financials	4,203,163	1,020,768	—	5,223,931
Industrials	1,116,400	1,024,860	—	2,141,260
Utilities	1,033,812	954,750	—	1,988,562
Total Equity Securities	46,710,021	4,936,494	—	51,646,515

Bonds
Corporate Bonds & Notes	—	25,095,065	—	25,095,065
Convertible Bonds	—	22,818,530	—	22,818,530
Total Bonds	—	47,913,595	—	47,913,595

Other
Money Market Funds	612,867	—	—	612,867
Total Other	612,867	—	—	612,867
Total	47,322,888	52,850,089	—	100,172,977

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end, August 31, 2012.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets was deemed not to be active and fair values were consequently obtained using the observable market inputs rather than quoted prices for identical assets as of period end, August 31, 2012.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$5,030,898	$952,320	$952,320	$5,030,898

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia High Yield Bond Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 91.5%
Aerospace & Defense 3.2%
ADS Tactical, Inc. Senior Secured (a)
04/01/18	11.000%	$11,620,000	$11,649,050
B/E Aerospace, Inc. Senior Unsecured (b)
04/01/22	5.250%	5,475,000	5,721,375
Huntington Ingalls Industries, Inc. (b)
03/15/18	6.875%	4,887,000	5,229,090
03/15/21	7.125%	7,108,000	7,694,410
Kratos Defense & Security Solutions, Inc. Senior Secured
06/01/17	10.000%	14,825,000	15,788,625
Oshkosh Corp.
03/01/20	8.500%	4,658,000	5,170,380
TransDigm, Inc. (b)
12/15/18	7.750%	3,884,000	4,325,805
Total			55,578,735
Automotive 3.5%
Allison Transmission, Inc. (a)
05/15/19	7.125%	3,958,000	4,185,585
Chrysler Group LLC/Co-Issuer, Inc. (b)
Secured
06/15/19	8.000%	1,414,000	1,491,770
06/15/21	8.250%	7,493,000	7,905,115
Dana Holding Corp.
Senior Unsecured
02/15/19	6.500%	1,390,000	1,480,350
Dana Holding Corp. (b)
Senior Unsecured
02/15/21	6.750%	2,179,000	2,342,425
Delphi Corp. (b)
05/15/19	5.875%	2,373,000	2,562,840
05/15/21	6.125%	1,582,000	1,740,200
Ford Motor Credit Co. LLC
Senior Unsecured
01/15/20	8.125%	8,976,000	11,113,688
02/01/21	5.750%	5,750,000	6,325,172
Lear Corp.
03/15/18	7.875%	4,781,000	5,259,100
Lear Corp. (b)
03/15/20	8.125%	2,117,000	2,368,394
Schaeffler Finance BV Senior Secured (a)(b)
02/15/19	8.500%	3,087,000	3,403,418
Visteon Corp. (b)
04/15/19	6.750%	11,048,000	11,227,530
Total			61,405,587
Banking 0.2%
Synovus Financial Corp. Senior Unsecured
02/15/19	7.875%	3,386,000	3,741,530

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Brokerage 1.0%
E*Trade Financial Corp.
Senior Unsecured
11/30/17	12.500%	$8,069,000	$9,208,746
E*Trade Financial Corp. (b)
Senior Unsecured
12/01/15	7.875%	3,000,000	3,052,500
Neuberger Berman Group LLC/Finance Corp. (a)
Senior Unsecured
03/15/20	5.625%	2,066,000	2,179,630
Neuberger Berman Group LLC/Finance Corp. (a)(b)
Senior Unsecured
03/15/22	5.875%	3,098,000	3,283,880
Total			17,724,756
Building Materials 1.7%
Building Materials Corp. of America Senior Notes (a)
05/01/21	6.750%	6,627,000	7,239,997
Gibraltar Industries, Inc.
12/01/15	8.000%	11,122,000	11,427,855
Interface, Inc.
12/01/18	7.625%	1,441,000	1,549,075
Norcraft Companies LP/Finance Corp. Secured
12/15/15	10.500%	5,399,000	5,399,000
Nortek, Inc. (b)
12/01/18	10.000%	899,000	984,405
04/15/21	8.500%	3,905,000	4,149,063
Total			30,749,395
Chemicals 3.4%
Ashland, Inc. Senior Unsecured (a)
08/15/22	4.750%	2,548,000	2,554,370
Celanese U.S. Holdings LLC (b)
06/15/21	5.875%	2,524,000	2,789,020
Hexion US Finance Corp. Senior Secured (b)
04/15/20	6.625%	4,075,000	4,115,750
Huntsman International LLC (b)
03/15/21	8.625%	2,401,000	2,749,145
Ineos Finance PLC Senior Secured (a)
05/15/15	9.000%	2,510,000	2,660,600
JM Huber Corp. Senior Notes (a)
11/01/19	9.875%	4,155,000	4,606,856
LyondellBasell Industries NV (b)
Senior Unsecured
11/15/21	6.000%	19,730,000	22,492,200

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Chemicals (continued)
04/15/24	5.750%	$8,004,000	$9,064,530
MacDermid, Inc. (a)
04/15/17	9.500%	2,051,500	2,138,689
Nova Chemicals Corp. Senior Unsecured
11/01/19	8.625%	1,497,000	1,706,580
Polypore International, Inc. (b)
11/15/17	7.500%	4,965,000	5,337,375
Total			60,215,115
Construction Machinery 2.9%
Ashtead Capital, Inc. (a)(b)
07/15/22	6.500%	1,219,000	1,267,760
CNH Capital LLC (a)
11/01/16	6.250%	6,147,000	6,669,495
Case New Holland, Inc.
12/01/17	7.875%	8,485,000	9,969,875
Columbus McKinnon Corp.
02/01/19	7.875%	1,817,000	1,930,563
H&E Equipment Services, Inc. (a)
09/01/22	7.000%	1,863,000	1,932,863
Neff Rental LLC/Finance Corp. Secured (a)
05/15/16	9.625%	6,845,000	6,862,112
Terex Corp. (b)
04/01/20	6.500%	2,307,000	2,416,582
UR Merger Sub Corp.
12/15/19	9.250%	7,295,000	8,188,637
UR Merger Sub Corp. (a)
05/15/20	7.375%	2,566,000	2,719,960
04/15/22	7.625%	3,270,000	3,539,775
UR Merger Sub Corp. (b)
09/15/20	8.375%	3,082,000	3,297,740
Senior Unsecured
02/01/21	8.250%	2,760,000	3,022,200
Total			51,817,562
Consumer Cyclical Services 0.3%
Goodman Networks, Inc. Senior Secured (a)
07/01/18	12.375%	4,334,000	4,550,700
Consumer Products 0.8%
Jarden Corp. (b)
01/15/20	7.500%	3,000,000	3,330,000
Libbey Glass, Inc. (a)
05/15/20	6.875%	1,848,000	1,968,120
Sealy Mattress Co. (b)
06/15/14	8.250%	3,150,000	3,130,312
Spectrum Brands, Inc. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Consumer Products (continued)
Senior Secured
06/15/18	9.500%	$2,023,000	$2,308,749
Spectrum Brands, Inc. (a)(b)
03/15/20	6.750%	2,829,000	2,970,450
Total			13,707,631
Diversified Manufacturing 0.5%
Amsted Industries, Inc. Senior Notes (a)
03/15/18	8.125%	6,202,000	6,705,913
Tomkins LLC/Inc. Secured
10/01/18	9.000%	1,780,000	1,984,700
Total			8,690,613
Electric 2.3%
AES Corp. (The)
Senior Unsecured
06/01/20	8.000%	2,665,000	3,104,725
AES Corp. (The) (b)
Senior Unsecured
10/15/17	8.000%	838,000	978,365
07/01/21	7.375%	14,155,000	16,207,475
Calpine Corp. Senior Secured (a)(b)
02/15/21	7.500%	13,445,000	14,923,950
GenOn Energy, Inc. Senior Unsecured
10/15/18	9.500%	4,207,000	4,638,217
Total			39,852,732
Entertainment 0.7%
AMC Entertainment, Inc.
12/01/20	9.750%	966,000	1,067,430
AMC Entertainment, Inc. (b)
06/01/19	8.750%	5,850,000	6,405,750
Speedway Motorsports, Inc.
02/01/19	6.750%	414,000	436,252
United Artists Theatre Circuit, Inc. (c)(d)
1995-A Pass-Through Certificates
07/01/15	9.300%	3,142,715	3,142,715
07/01/15	9.300%	1,012,561	1,012,561
Total			12,064,708
Environmental 0.3%
Clean Harbors, Inc. (a)
08/01/20	5.250%	4,272,000	4,384,140
Food and Beverage 0.6%
Constellation Brands, Inc. (b)
03/01/23	4.625%	4,449,000	4,526,858
Cott Beverages, Inc.
11/15/17	8.375%	2,421,000	2,647,969

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
09/01/18	8.125%	$2,617,000	$2,881,971
Total			10,056,798
Gaming 2.7%
Caesars Entertainment Operating Co., Inc. Senior Secured (a)(b)
02/15/20	8.500%	6,895,000	6,800,194
Chester Downs & Marina LLC Senior Secured (a)(b)
02/01/20	9.250%	3,157,000	3,188,570
MGM Resorts International
03/01/18	11.375%	5,945,000	6,851,612
Senior Secured
03/15/20	9.000%	3,004,000	3,364,480
ROC Finance LLC/Corp. Secured (a)
09/01/18	12.125%	4,957,000	5,650,980
Seminole Indian Tribe of Florida (a)
10/01/17	7.750%	2,726,000	2,998,600
10/01/20	7.804%	1,650,000	1,633,731
Senior Secured
10/01/20	6.535%	5,120,000	5,303,450
Seneca Gaming Corp. (a)
12/01/18	8.250%	5,037,000	5,188,110
Tunica-Biloxi Gaming Authority Senior Unsecured (a)
11/15/15	9.000%	8,030,000	7,267,150
Total			48,246,877
Gas Pipelines 3.3%
El Paso LLC
Senior Unsecured
06/15/14	6.875%	98,000	106,057
06/01/18	7.250%	1,098,000	1,265,445
01/15/32	7.750%	2,228,000	2,623,163
El Paso LLC (b)
Senior Unsecured
09/15/20	6.500%	19,984,000	22,606,900
MarkWest Energy Partners LP/Finance Corp.
06/15/22	6.250%	6,068,000	6,432,080
02/15/23	5.500%	5,404,000	5,525,590
Regency Energy Partners LP/Finance Corp.
12/01/18	6.875%	5,867,000	6,321,692
07/15/21	6.500%	7,768,000	8,311,760
Southern Star Central Corp. Senior Unsecured
03/01/16	6.750%	5,381,000	5,475,168
Total			58,667,855
Health Care 9.2%
American Renal Associates Holdings, Inc. Senior Unsecured PIK
03/01/16	9.750%	1,333,736	1,437,101

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
American Renal Holdings, Inc. Senior Secured
05/15/18	8.375%	$6,797,000	$7,221,812
Biomet, Inc. (a)(b)
08/01/20	6.500%	5,024,000	5,212,400
CHS/Community Health Systems, Inc. (b)
11/15/19	8.000%	6,814,000	7,359,120
07/15/20	7.125%	4,284,000	4,487,490
Senior Secured
08/15/18	5.125%	5,993,000	6,180,281
ConvaTec Healthcare E SA Senior Unsecured (a)
12/15/18	10.500%	8,703,000	9,268,695
DaVita, Inc. (b)
08/15/22	5.750%	4,461,000	4,639,440
Emdeon, Inc. (a)
12/31/19	11.000%	4,375,000	4,987,500
Fresenius Medical Care U.S. Finance II, Inc. (a)(b)
07/31/19	5.625%	1,456,000	1,556,100
01/31/22	5.875%	6,147,000	6,531,187
Fresenius Medical Care U.S. Finance, Inc. (a)(b)
09/15/18	6.500%	1,104,000	1,237,860
02/15/21	5.750%	2,900,000	3,063,125
HCA, Inc.
Senior Secured
02/15/20	6.500%	8,248,000	9,062,490
02/15/20	7.875%	6,153,000	6,868,286
HCA, Inc. (b)
02/15/22	7.500%	6,054,000	6,735,075
Hanger, Inc.
11/15/18	7.125%	1,454,000	1,515,795
Health Management Associates, Inc. (a)(b)
01/15/20	7.375%	3,187,000	3,410,090
HealthSouth Corp. (b)
02/15/20	8.125%	3,537,000	3,895,121
Hologic, Inc. (a)(b)
08/01/20	6.250%	2,513,000	2,660,639
IASIS Healthcare LLC/Capital Corp.
05/15/19	8.375%	9,966,000	9,505,072
Kinetic Concepts, Inc./KCI U.S.A., Inc. Secured (a)(b)
11/01/18	10.500%	2,390,000	2,431,825
Multiplan, Inc. (a)
09/01/18	9.875%	8,488,000	9,315,580
Omnicare, Inc.
06/01/20	7.750%	857,000	944,843
PSS World Medical, Inc.
03/01/22	6.375%	757,000	800,528
Physio-Control International, Inc. Senior Secured (a)
01/15/19	9.875%	3,847,000	4,154,760

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Health Care (continued)
Physiotherapy Associates Holdings, Inc. Senior Unsecured (a)
05/01/19	11.875%	$1,293,000	$1,351,185
Radnet Management, Inc. (b)
04/01/18	10.375%	1,800,000	1,813,500
Rural/Metro Corp. Senior Unsecured (a)
07/15/19	10.125%	3,255,000	3,255,000
STHI Holding Corp. Secured (a)(b)
03/15/18	8.000%	1,873,000	1,994,745
Tenet Healthcare Corp. Senior Unsecured (b)
08/01/20	8.000%	3,261,000	3,456,660
Truven Health Analytics, Inc. Senior Unsecured (a)
06/01/20	10.625%	2,312,000	2,468,060
United Surgical Partners International, Inc. Senior Unsecured (a)
04/01/20	9.000%	2,758,000	2,961,403
Universal Hospital Services, Inc. Secured (a)(b)
08/15/20	7.625%	1,561,000	1,642,953
VWR Funding, Inc. (a)(e)
09/15/17	7.250%	2,901,000	2,919,131
Vanguard Health Holding Co. II LLC/Inc. (a)
02/01/19	7.750%	1,222,000	1,273,935
Vanguard Health Holding Co. II LLC/Inc. (b)
02/01/18	8.000%	7,080,000	7,434,000
02/01/19	7.750%	6,406,000	6,678,255
Total			161,731,042
Healthcare Insurance 0.3%
AMERIGROUP Corp. Senior Unsecured
11/15/19	7.500%	3,984,000	4,641,360
Home Construction 0.8%
KB Home (b)
03/15/20	8.000%	1,897,000	2,034,532
09/15/22	7.500%	1,566,000	1,612,980
Meritage Homes Corp. (b)
04/01/22	7.000%	1,873,000	1,966,650
Shea Homes LP/Funding Corp. Senior Secured
05/15/19	8.625%	3,122,000	3,473,225
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/20	7.750%	1,263,000	1,335,623

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Home Construction (continued)
Taylor Morrison Communities, Inc./Monarch (a)
04/15/20	7.750%	$4,021,000	$4,252,207
Total			14,675,217
Independent Energy 10.1%
Antero Resources Finance Corp.
12/01/17	9.375%	272,000	299,880
Antero Resources Finance Corp. (b)
08/01/19	7.250%	1,035,000	1,104,863
Carrizo Oil & Gas, Inc.
10/15/18	8.625%	6,402,000	6,834,135
Chaparral Energy, Inc.
10/01/20	9.875%	1,620,000	1,838,700
09/01/21	8.250%	942,000	1,026,780
Chaparral Energy, Inc. (a)
11/15/22	7.625%	1,708,000	1,806,210
Chesapeake Energy Corp. (b)
08/15/20	6.625%	8,051,000	8,272,402
02/15/21	6.125%	7,240,000	7,185,700
Cimarex Energy Co.
05/01/22	5.875%	5,825,000	6,189,062
Comstock Resources, Inc.
06/15/20	9.500%	7,105,000	7,495,775
Concho Resources, Inc.
01/15/21	7.000%	4,063,000	4,530,245
01/15/22	6.500%	809,000	873,720
Concho Resources, Inc. (b)
10/01/22	5.500%	3,987,000	4,116,577
04/01/23	5.500%	4,574,000	4,734,090
Continental Resources, Inc.
10/01/19	8.250%	673,000	760,490
10/01/20	7.375%	2,347,000	2,634,508
04/01/21	7.125%	4,269,000	4,781,280
Continental Resources, Inc. (a)(b)
09/15/22	5.000%	5,747,000	5,991,247
Continental Resources, Inc. (b)
09/15/22	5.000%	8,946,000	9,348,570
EP Energy LLC/Everest Acquisition Finance, Inc. (a)
09/01/22	7.750%	807,000	809,018
EP Energy LLC/Finance, Inc. (a)
Senior Unsecured
05/01/20	9.375%	8,480,000	9,222,000
EP Energy LLC/Finance, Inc. (a)(b)
Senior Secured
05/01/19	6.875%	4,412,000	4,731,870
Kodiak Oil & Gas Corp. (a)
12/01/19	8.125%	14,888,000	15,818,500
Laredo Petroleum, Inc.
02/15/19	9.500%	10,797,000	12,254,595
05/01/22	7.375%	3,994,000	4,293,550
MEG Energy Corp. (a)
03/15/21	6.500%	5,806,000	6,110,815
MEG Energy Corp. (a)(b)
01/30/23	6.375%	3,111,000	3,243,217

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy (continued)
Newfield Exploration Co. Senior Unsecured (b)
07/01/24	5.625%	$7,274,000	$7,892,290
Oasis Petroleum, Inc.
02/01/19	7.250%	6,286,000	6,631,730
11/01/21	6.500%	5,761,000	5,876,220
01/15/23	6.875%	4,224,000	4,329,600
QEP Resources, Inc. Senior Unsecured
03/01/21	6.875%	3,110,000	3,514,300
Range Resources Corp.
05/15/19	8.000%	6,312,000	6,974,760
SM Energy Co.
Senior Unsecured
11/15/21	6.500%	2,397,000	2,504,865
SM Energy Co. (a)(b)
Senior Unsecured
01/01/23	6.500%	1,887,000	1,967,198
SandRidge Energy, Inc. (a)
02/15/23	7.500%	1,880,000	1,889,400
Whiting Petroleum Corp.
10/01/18	6.500%	287,000	308,884
Total			178,197,046
Lodging 0.1%
Choice Hotels International, Inc. (b)
07/01/22	5.750%	1,878,000	2,014,155
Media Cable 3.0%
CCO Holdings LLC/Capital Corp.
09/30/22	5.250%	8,781,000	8,693,190
CCO Holdings LLC/Capital Corp. (b)
01/15/19	7.000%	672,000	730,800
04/30/20	8.125%	7,252,000	8,158,500
01/31/22	6.625%	3,194,000	3,457,505
CSC Holdings LLC (a)(b)
Senior Unsecured
11/15/21	6.750%	3,997,000	4,316,760
CSC Holdings LLC (b)
Senior Unsecured
02/15/19	8.625%	4,838,000	5,660,460
Cablevision Systems Corp. Senior Unsecured (b)
04/15/20	8.000%	200,000	221,500
DISH DBS Corp.
06/01/21	6.750%	11,735,000	12,497,775
DISH DBS Corp. (a)(b)
07/15/22	5.875%	2,641,000	2,664,109
DISH DBS Corp. (b)
09/01/19	7.875%	1,784,000	2,049,370
Videotron Ltee (b)
07/15/22	5.000%	3,578,000	3,792,680

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable (continued)
Virgin Media Finance PLC
02/15/22	5.250%	$402,000	$421,095
Total			52,663,744
Media Non-Cable 6.6%
AMC Networks, Inc. (b)
07/15/21	7.750%	11,163,000	12,697,912
Clear Channel Worldwide Holdings Inc, Class A
03/15/20	7.625%	1,323,000	1,263,465
Clear Channel Worldwide Holdings Inc, Class B (b)
03/15/20	7.625%	12,414,000	12,041,580
Clear Channel Worldwide Holdings, Inc.
12/15/17	9.250%	2,333,000	2,525,473
Hughes Satellite Systems Corp. (b)
06/15/21	7.625%	8,600,000	9,503,000
Senior Secured
06/15/19	6.500%	2,157,000	2,310,686
Intelsat Jackson Holdings SA (a)
10/15/20	7.250%	8,529,000	9,189,997
Intelsat Jackson Holdings SA (b)
04/01/21	7.500%	3,330,000	3,613,050
Intelsat Luxembourg SA PIK (b)
02/04/17	11.500%	8,799,000	9,238,950
Lamar Media Corp. (b)
02/01/22	5.875%	8,358,000	8,859,480
National CineMedia LLC
Senior Unsecured
07/15/21	7.875%	4,233,000	4,582,223
National CineMedia LLC (a)
Senior Secured
04/15/22	6.000%	4,164,000	4,330,560
Nielsen Finance LLC/Co. (b)
10/15/18	7.750%	10,946,000	12,314,250
Salem Communications Corp. Secured
12/15/16	9.625%	4,730,000	5,268,037
Sinclair Television Group, Inc. Secured (a)(b)
11/01/17	9.250%	2,760,000	3,073,950
Univision Communications, Inc. (a)(b)
05/15/21	8.500%	4,064,000	4,114,800
Senior Secured
05/15/19	6.875%	4,275,000	4,413,938
11/01/20	7.875%	6,140,000	6,569,800
Total			115,911,151
Metals 3.7%
Alpha Natural Resources, Inc. (b)
06/01/19	6.000%	2,947,000	2,659,668
06/01/21	6.250%	557,000	498,515
Arch Coal, Inc. (b)
06/15/19	7.000%	2,043,000	1,848,915

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Metals (continued)
06/15/21	7.250%	$2,786,000	$2,514,365
CONSOL Energy, Inc.
04/01/20	8.250%	3,025,000	3,259,438
Calcipar SA Senior Secured (a)
05/01/18	6.875%	7,740,000	7,643,250
FMG Resources August 2006 Proprietary Ltd. (a)(b)
02/01/16	6.375%	1,058,000	1,015,680
02/01/18	6.875%	2,796,000	2,663,190
11/01/19	8.250%	10,843,000	10,734,570
Inmet Mining Corp. (a)(b)
06/01/20	8.750%	9,521,000	9,782,827
JMC Steel Group Senior Notes (a)
03/15/18	8.250%	7,168,000	7,329,280
Peabody Energy Corp. (a)(b)
11/15/18	6.000%	4,817,000	4,925,382
11/15/21	6.250%	3,747,000	3,812,572
Rain CII Carbon LLC/Corp. Senior Secured (a)
12/01/18	8.000%	6,565,000	6,729,125
Total			65,416,777
Non-Captive Consumer 1.1%
SLM Corp.
Senior Unsecured
03/25/20	8.000%	7,579,000	8,583,217
SLM Corp. (b)
Senior Unsecured
01/25/22	7.250%	3,836,000	4,142,880
Springleaf Finance Corp. Senior Unsecured
12/15/17	6.900%	7,729,000	6,318,458
Total			19,044,555
Non-Captive Diversified 5.3%
Ally Financial, Inc.
02/15/17	5.500%	1,518,000	1,578,884
03/15/20	8.000%	27,183,000	31,804,110
Ally Financial, Inc. (b)
06/26/15	4.625%	4,027,000	4,132,757
09/15/20	7.500%	3,647,000	4,175,815
CIT Group, Inc.
Senior Unsecured
08/15/22	5.000%	2,344,000	2,361,758
CIT Group, Inc. (a)
Senior Secured
04/01/18	6.625%	6,475,000	7,090,125
Senior Unsecured
02/15/19	5.500%	9,924,000	10,370,580
CIT Group, Inc. (b)
Senior Unsecured
03/15/18	5.250%	5,597,000	5,834,872
05/15/20	5.375%	3,684,000	3,835,965

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Non-Captive Diversified (continued)
International Lease Finance Corp.
Senior Unsecured
04/01/19	5.875%	$3,168,000	$3,266,604
01/15/22	8.625%	521,000	613,478
International Lease Finance Corp. (b)
Senior Unsecured
09/01/17	8.875%	7,095,000	8,283,412
05/15/19	6.250%	3,999,000	4,178,955
12/15/20	8.250%	4,250,000	4,977,337
Total			92,504,652
Oil Field Services 2.1%
Atwood Oceanics, Inc. Senior Unsecured
02/01/20	6.500%	11,946,000	12,752,355
Green Field Energy Services, Inc. Senior Secured (a)
11/15/16	13.000%	7,126,000	6,413,400
Offshore Group Investments Ltd. (a)(b)
Senior Secured
08/01/15	11.500%	4,830,000	5,337,150
Offshore Group Investments Ltd. (b)
Senior Secured
08/01/15	11.500%	11,061,000	12,222,405
Total			36,725,310
Other Industry 0.4%
Interline Brands, Inc.
11/15/18	7.000%	3,829,000	4,073,099
SPL Logistics Escrow LLC/Finance Corp. Senior Secured (a)
08/01/20	8.875%	3,043,000	3,138,094
Total			7,211,193
Packaging 1.8%
Ardagh Packaging Finance PLC Senior Secured (a)(b)
10/15/17	7.375%	2,342,000	2,511,795
Berry Plastics Corp. Secured (b)
01/15/21	9.750%	4,430,000	4,906,225
Reynolds Group Issuer, Inc./LLC (b)
04/15/19	9.000%	1,310,000	1,331,288
08/15/19	9.875%	4,018,000	4,249,035
02/15/21	8.250%	5,607,000	5,508,877
Senior Secured
04/15/19	7.125%	5,920,000	6,378,800
08/15/19	7.875%	4,598,000	5,115,275
Sealed Air Corp. (a)
09/15/21	8.375%	1,228,000	1,381,500
Total			31,382,795

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals 0.8%
Endo Health Solutions, Inc. (b)
01/15/22	7.250%	$1,943,000	$2,110,584
Grifols, Inc.
02/01/18	8.250%	6,037,000	6,640,700
Mylan, Inc. (a)
11/15/18	6.000%	3,661,000	3,917,270
Pharmaceutical Product Development, Inc. Senior Unsecured (a)
12/01/19	9.500%	1,677,000	1,869,855
Total			14,538,409
Retailers 2.7%
99 Cents Only Stores (a)
12/15/19	11.000%	2,331,000	2,610,720
AutoNation, Inc.
02/01/20	5.500%	337,000	357,641
Burlington Coat Factory Warehouse Corp. (b)
02/15/19	10.000%	4,499,000	4,847,673
Jo-Ann Stores, Inc. Senior Unsecured (a)(b)
03/15/19	8.125%	3,257,000	3,309,926
Limited Brands, Inc. (b)
05/01/20	7.000%	1,600,000	1,802,000
04/01/21	6.625%	7,242,000	8,111,040
02/15/22	5.625%	3,035,000	3,194,338
Penske Automotive Group, Inc. (a)
10/01/22	5.750%	3,165,000	3,228,300
QVC, Inc. Senior Secured (a)
07/02/22	5.125%	1,199,000	1,256,723
Rite Aid Corp.
Senior Secured
08/15/20	8.000%	5,057,000	5,689,125
Senior Unsecured
02/15/27	7.700%	3,804,000	3,185,850
Rite Aid Corp. (b)
03/15/20	9.250%	4,802,000	4,934,055
Sally Holdings LLC/Capital, Inc. (b)
11/15/19	6.875%	2,834,000	3,166,995
Sonic Automotive, Inc. (a)
07/15/22	7.000%	1,297,000	1,382,926
Total			47,077,312
Technology 5.2%
Alliance Data Systems Corp. (a)(b)
04/01/20	6.375%	2,152,000	2,246,150
Amkor Technology, Inc.
Senior Unsecured
06/01/21	6.625%	7,217,000	7,289,170
Amkor Technology, Inc. (b)
Senior Unsecured

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Technology (continued)
05/01/18	7.375%	$1,663,000	$1,733,678
Anixter, Inc.
05/01/19	5.625%	1,228,000	1,283,260
Brocade Communications Systems, Inc. Senior Secured
01/15/20	6.875%	3,315,000	3,580,200
CDW LLC/Finance Corp. (b)
04/01/19	8.500%	9,390,000	10,258,575
Cardtronics, Inc.
09/01/18	8.250%	2,227,000	2,477,538
CommScope, Inc. (a)(b)
01/15/19	8.250%	3,774,000	4,042,898
Equinix, Inc. Senior Unsecured
07/15/21	7.000%	4,579,000	5,139,927
First Data Corp. (a)
Senior Secured
08/15/20	8.875%	4,595,000	5,008,550
First Data Corp. (a)(b)
Senior Secured
06/15/19	7.375%	6,532,000	6,727,960
11/01/20	6.750%	5,422,000	5,354,225
First Data Corp. (b)
01/15/21	12.625%	10,069,000	10,194,862
Freescale Semiconductor, Inc. Senior Secured (a)
04/15/18	9.250%	3,963,000	4,289,947
Interactive Data Corp.
08/01/18	10.250%	7,900,000	8,907,250
NXP BV/Funding LLC Senior Secured (a)(b)
08/01/18	9.750%	5,656,000	6,504,400
Nuance Communications, Inc. (a)(b)
08/15/20	5.375%	5,968,000	6,079,900
Total			91,118,490
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc. (b)
03/15/20	9.750%	6,778,000	7,633,723
Hertz Corp. (The)
01/15/21	7.375%	2,696,000	2,931,900
Hertz Corp. (The) (b)
10/15/18	7.500%	2,308,000	2,489,755
Total			13,055,378
Wireless 3.8%
Cricket Communications, Inc. (b)
10/15/20	7.750%	2,650,000	2,570,500
MetroPCS Wireless, Inc. (b)
09/01/18	7.875%	3,320,000	3,560,700
SBA Telecommunications, Inc. (a)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wireless (continued)
07/15/20	5.750%	$9,863,000	$10,306,835
SBA Telecommunications, Inc. (b)
08/15/19	8.250%	583,000	647,130
Sprint Capital Corp.
11/15/28	6.875%	45,000	40,725
Sprint Nextel Corp.
Senior Unsecured
03/01/17	9.125%	801,000	897,120
Sprint Nextel Corp. (a)(b)
11/15/18	9.000%	16,087,000	18,962,551
Sprint Nextel Corp. (b)
Senior Unsecured
08/15/17	8.375%	12,384,000	13,622,400
08/15/20	7.000%	2,788,000	2,850,730
11/15/21	11.500%	4,050,000	5,062,500
Wind Acquisition Finance SA (a)
Senior Secured
02/15/18	7.250%	5,752,000	5,277,460
Wind Acquisition Finance SA (a)(b)
Secured
07/15/17	11.750%	4,077,000	3,730,455
Total			67,529,106
Wirelines 6.4%
CenturyLink, Inc. (b)
Senior Unsecured
06/15/21	6.450%	27,400,000	30,579,249
03/15/22	5.800%	6,198,000	6,636,949
Frontier Communications Corp.
Senior Unsecured
04/15/20	8.500%	630,000	702,450
Frontier Communications Corp. (b)
Senior Unsecured
03/15/19	7.125%	6,916,000	7,296,380
04/15/22	8.750%	2,820,000	3,144,300
01/15/23	7.125%	1,171,000	1,191,493
Integra Telecom Holdings, Inc. Senior Secured (a)
04/15/16	10.750%	2,597,000	2,648,940
Level 3 Communications, Inc. (a)(b)
Senior Unsecured
06/01/19	8.875%	1,396,000	1,423,920
Level 3 Communications, Inc. (b)
Senior Unsecured
02/01/19	11.875%	5,219,000	5,819,185
Level 3 Financing, Inc.
04/01/19	9.375%	2,205,000	2,414,475
07/01/19	8.125%	6,018,000	6,303,855
Level 3 Financing, Inc. (b)
02/01/18	10.000%	5,318,000	5,836,505
07/15/20	8.625%	1,800,000	1,926,000
PAETEC Holding Corp.
12/01/18	9.875%	8,065,000	9,133,612
Senior Secured
06/30/17	8.875%	4,845,000	5,244,712

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Qwest Corp. Senior Unsecured
12/01/21	6.750%	$4,718,000	$5,566,584
Windstream Corp.
10/01/21	7.750%	2,470,000	2,593,500
Windstream Corp. (b)
09/01/18	8.125%	935,000	995,775
Zayo Group LLC/Inc. (a)(b)
07/01/20	10.125%	3,706,000	3,974,685
Senior Secured
01/01/20	8.125%	3,947,000	4,193,688
tw telecom holdings, inc. (b)
03/01/18	8.000%	4,798,000	5,325,780
Total			112,952,037
Total Corporate Bonds & Notes (Cost: $1,522,375,526)			$1,609,844,463

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 4.2%
Automotive 0.1%
Schaeffler AG Tranche C2 Term Loan (f)(g)
01/27/17	6.000%	1,934,000	1,939,647
Brokerage 0.2%
Nuveen Investments, Inc. 2nd Lien Term Loan (f)(g)
02/28/19	8.250%	3,812,000	3,835,825
Construction Machinery 0.5%
CPM Holdings, Inc. (e)(f)(g)
1st Lien Term Loan
08/29/17	6.250%	5,405,000	5,377,975
2nd Lien Term Loan
03/01/18	10.250%	3,467,000	3,432,330
Total			8,810,305
Consumer Cyclical Services 0.3%
West Corp. Tranche B6 Term Loan (e)(f)(g)
06/30/18	5.750%	5,329,000	5,345,680
Food and Beverage 0.3%
Candy Intermediate Holdings, Inc. Term Loan (f)(g)
06/18/18	7.500%	4,077,000	4,090,250

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans (continued)
Gaming 0.3%
Caesars Octavius LLC Tranche B Term Loan (f)(g)
04/25/17	9.250%	$1,604,574	$1,570,685
ROC Finance LLC (e)(f)(g)
Tranche B Term Loan
08/19/17	8.500%	891,000	904,365
ROC Finance LLC (f)(g)
Tranche B Term Loan
08/19/17	8.500%	1,981,000	2,010,715
Total			4,485,765
Health Care 0.5%
U.S. Renal Care, Inc. (f)(g)
1st Lien Term Loan
07/03/19	6.253%	4,205,000	4,236,538
2nd Lien Term Loan
01/03/20	10.250%	4,205,000	4,268,075
Total			8,504,613
Media Cable 0.2%
WideOpenWest Finance LLC Term Loan (f)(g)
07/17/18	6.250%	3,797,000	3,794,646
Media Non-Cable 0.6%
Cumulus Media Holdings, Inc. 2nd Lien Term Loan (f)(g)
09/16/19	7.500%	10,504,000	10,530,260
Property & Casualty 1.1%
Asurion LLC (e)(f)(g)
1st Lien Term Loan
05/24/18	5.500%	10,127,000	10,150,697
Asurion LLC (f)(g)
1st Lien Term Loan
05/24/18	5.500%	671,000	672,570
Lonestar Intermediate Super Holdings LLC Term Loan (f)(g)
09/02/17	11.000%	8,420,000	8,939,262
Total			19,762,529
Wirelines 0.1%
Zayo Group LLC Term Loan (f)(g)
07/02/19	7.125%	1,857,000	1,884,279
Total Senior Loans (Cost: $71,306,660)			$72,983,799

Issuer	Shares	Value

Common Stocks —%
CONSUMER DISCRETIONARY —%
Textiles, Apparel & Luxury Goods —%
Arena Brands, Inc. (c)(d)(h)	111,111	$491,110
TOTAL CONSUMER DISCRETIONARY		491,110
Total Common Stocks (Cost: $5,888,888)		$491,110

Warrants —%
ENERGY —%
Energy Equipment & Services —%
Green Field Energy Services, Inc. (h)	9,166	$261,231
Total Warrants (Cost: $430,883)		$261,231

Limited Partnerships —%
Financials —%
Varde Fund V LP (c)(d)(i)	25,000,000	266,572
TOTAL FINANCIALS		266,572
Total Limited Partnerships (Cost: $—)		$266,572

	Shares	Value

Money Market Funds 4.5%
Columbia Short-Term Cash Fund, 0.164% (j)(k)	79,546,444	79,546,444
Total Money Market Funds (Cost: $79,546,444)		$79,546,444

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.0%
Asset-Backed Commercial Paper 4.3%
Atlantis One
12/03/12	0.350%	4,993,972	$4,993,972
Cancara Asset Securitisation LLC
09/04/12	0.250%	4,998,820	4,998,820
09/12/12	0.230%	9,997,828	9,997,828
Kells Funding LLC
10/12/12	0.612%	9,969,161	9,969,161
11/26/12	0.330%	4,995,875	4,995,875
Manhattan Asset Funding Co. LLC
09/12/12	0.210%	4,999,329	4,999,329

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
Rhein-Main Securitisation Ltd.
10/01/12	0.500%	$4,997,639	$4,997,639
Royal Park Investments Funding Corp.
09/13/12	0.650%	9,994,583	9,994,583
09/25/12	0.650%	8,994,800	8,994,800
Salisbury Receivables Co. LLC
10/17/12	0.310%	4,996,297	4,996,297
11/15/12	0.310%	4,996,254	4,996,254
Scaldis Capital LLC
09/19/12	0.390%	1,999,242	1,999,242
Total			75,933,800
Certificates of Deposit 11.5%
ABM AMRO Bank N.V.
11/08/12	0.490%	4,993,747	4,993,747
11/08/12	0.490%	9,987,494	9,987,494
Barclays Bank PLC
10/26/12	0.310%	10,000,000	10,000,000
Credit Suisse
10/09/12	0.500%	5,000,000	5,000,000
DZ Bank AG
10/29/12	0.380%	10,000,000	10,000,000
11/23/12	0.360%	4,995,404	4,995,404
Deutsche Bank AG
09/14/12	0.750%	12,000,000	12,000,000
Development Bank of Singapore Ltd.
09/20/12	0.250%	10,000,000	10,000,000
09/24/12	0.250%	10,000,000	10,000,000
DnB NOR ASA
09/14/12	0.530%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
09/04/12	0.250%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
10/12/12	0.530%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
09/04/12	0.265%	5,000,000	5,000,000
10/04/12	0.240%	10,000,000	10,000,000
Natixis
09/06/12	0.210%	10,000,000	10,000,000
Norinchukin Bank
10/31/12	0.560%	4,000,000	4,000,000
11/21/12	0.370%	5,000,000	5,000,000
11/21/12	0.370%	5,000,000	5,000,000
Pohjola Bank PLC
09/21/12	0.280%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	12,000,000	12,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	9,968,077	9,968,077

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
Sumitomo Mitsui Banking Corp.
09/05/12	0.350%	$10,000,000	$10,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.486%	10,000,000	10,000,000
Union Bank of Switzerland
10/10/12	0.350%	10,000,000	10,000,000
Total			202,944,722
Commercial Paper 2.5%
Bank of New Zealand
11/02/12	0.366%	8,000,000	8,000,000
Foreningsparbanken (Swedbank)
11/05/12	0.340%	9,991,028	9,991,028
HSBC, Inc.
11/20/12	0.300%	4,996,250	4,996,250
Macquarie Bank Ltd.
10/19/12	0.980%	5,000,000	5,000,000
PB Capital Corp.
09/10/12	0.751%	4,993,646	4,993,646
Suncorp Metway Ltd.
10/16/12	0.450%	9,992,125	9,992,125
Total			42,973,049
Other Short-Term Obligations 0.8%
General Electric Capital Corp.
11/01/12	0.290%	8,005,810	8,005,810
Natixis Financial Products LLC
09/04/12	0.500%	6,500,000	6,500,000
Total			14,505,810
Repurchase Agreements 5.9%
Citibank NA dated 08/31/12, matures 09/04/12, repurchase price $5,000,111 (l)
	0.200%	5,000,000	5,000,000
Citigroup Global Markets, Inc. dated 08/31/12, matures 09/04/12, repurchase price $3,000,070 (l)
	0.210%	3,000,000	3,000,000
Credit Suisse Securities (USA) LLC dated 08/28/12, matures 09/04/12, repurchase price $5,000,078 (l)
	0.140%	5,000,000	5,000,000
Mizuho Securities USA, Inc. (l)
dated 08/31/12, matures 09/04/12,
repurchase price $2,000,053
	0.240%	2,000,000	2,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
	Repurchase Agreements (continued)
	repurchase price $3,000,077
	0.230%	$3,000,000	$3,000,000
	Natixis Financial Products, Inc. (l)
	dated 08/31/12, matures 09/04/12,
	repurchase price $20,000,489
	0.220%	20,000,000	20,000,000
	repurchase price $30,000,800
	0.240%	30,000,000	30,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $5,000,128 (l)
	0.230%	5,000,000	5,000,000
Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $3,000,107 (l)
	0.320%	3,000,000	3,000,000
RBS Securities, Inc. dated 08/31/12, matures 09/04/12, repurchase price $5,000,094 (l)
	0.170%	$5,000,000	$5,000,000
Societe Generale (l)
	dated 08/31/12, matures 09/04/12,
	repurchase price $15,000,333
	0.200%	15,000,000	15,000,000
	repurchase price $7,758,664
	0.180%	7,758,509	7,758,509
Total			103,758,509

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $440,115,890)			$440,115,890

Total Investments
(Cost: $2,119,664,291) (m)			$2,203,509,509(n)
	Other Assets & Liabilities, Net		(443,043,588)
Net Assets			$1,760,465,921

Notes to Portfolio of Investments

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $509,511,043 or 28.94% of net assets.

(b)	At August 31, 2012, security was partially or fully on loan.
(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2012 was $4,912,958, representing 0.28% of net assets. Information concerning such security holdings at August 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Arena Brands, Inc.	09-03-92	5,888,888
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	08-12-96 - 04-03-02	3,066,755
United Artists Theatre Circuit, Inc.
1995-A Pass-Through Certificates
9.300% 07/01/15	12-06-01	916,233
Varde Fund V LP	04-27-00 - 06-19-00	—*

*The original cost for this position was $25,000,000. From September 29, 2004 through May 7, 2005, $25,000,000 was returned to the Fund in the form of return of capital.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $4,912,958, which represents 0.28% of net assets.

(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2012.
(g)

Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of August 31, 2012. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(h)	Non-income producing.
(i)	At August 31, 2012, there was no capital committed to the LLC or LP for future investment.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(k)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Sales Cost/ Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	35,733,551	223,657,681	(179,844,788)	79,546,444	29,600	79,546,444

(l)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.200%)

Security Description	Value ($)
Fannie Mae REMICS	2,230,694
Fannie Mae-Aces	587,887
Freddie Mac REMICS	1,799,323
Government National Mortgage Association	482,096
Total Market Value of Collateral Securities	5,100,000

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	981,254
Fannie Mae-Aces	336,727
Freddie Mac REMICS	1,307,933
Government National Mortgage Association	434,086
Total Market Value of Collateral Securities	3,060,000

Credit Suisse Securities (USA) LLC (0.140%)

Security Description	Value ($)
United States Treasury Bill	106,335
United States Treasury Inflation Indexed Bonds	227,289
United States Treasury Note/Bond	4,766,454
Total Market Value of Collateral Securities	5,100,078

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value ($)
Freddie Mac REMICS	46,961
Ginnie Mae I Pool	1,651,652
Ginnie Mae II Pool	45,648
Government National Mortgage Association	295,739
Total Market Value of Collateral Securities	2,040,000

Mizuho Securities USA, Inc. (0.230%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	512,784
United States Treasury Note/Bond	2,209,235
United States Treasury Strip Coupon	277,064
United States Treasury Strip Principal	60,917
Total Market Value of Collateral Securities	3,060,000

Natixis Financial Products, Inc. (0.220%)

Security Description	Value ($)
United States Treasury Bill	1,761,739
United States Treasury Note/Bond	18,638,760
Total Market Value of Collateral Securities	20,400,499

Natixis Financial Products, Inc. (0.240%)

Security Description	Value ($)
Fannie Mae Pool	3,605,169
Fannie Mae REMICS	9,387,035
Freddie Mac Non Gold Pool	1,022,244
Freddie Mac Reference REMIC	253
Freddie Mac REMICS	5,443,367
Ginnie Mae I Pool	28,498
Ginnie Mae II Pool	328,230
Government National Mortgage Association	10,786,021
Total Market Value of Collateral Securities	30,600,817

Nomura Securities (0.230%)

Security Description	Value ($)
Fannie Mae Pool	3,501,334
Freddie Mac Gold Pool	1,598,666
Total Market Value of Collateral Securities	5,100,000

Pershing LLC (0.320%)

Security Description	Value ($)
Fannie Mae REMICS	719,163
Federal Home Loan Banks	14,286
Freddie Mac Reference REMIC	2
Freddie Mac REMICS	176,143
Ginnie Mae I Pool	428,574
Ginnie Mae II Pool	997,659
Government National Mortgage Association	44,421
United States Treasury Note/Bond	679,752
Total Market Value of Collateral Securities	3,060,000

RBS Securities, Inc. (0.170%)

Security Description	Value ($)
United States Treasury Note/Bond	5,100,012
Total Market Value of Collateral Securities	5,100,012

Societe Generale (0.200%)

Security Description	Value ($)
Ginnie Mae II Pool	15,300,000
Total Market Value of Collateral Securities	15,300,000

Societe Generale (0.180%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	7,913,679
Total Market Value of Collateral Securities	7,913,679

(m)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $2,119,664,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$94,243,000
Unrealized Depreciation	(10,397,000)
Net Unrealized Appreciation	$83,846,000

(n)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
PIK	Payment-in-Kind
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Corporate Bonds & Notes
Entertainment	—	7,909,432	4,155,276	12,064,708
All other industries	—	1,597,779,755	—	1,597,779,755
Total Bonds	—	1,605,689,187	4,155,276	1,609,844,463

Equity Securities
Common Stocks
Consumer Discretionary	—	—	491,110	491,110
Warrants
Energy	—	261,231	—	261,231
Total Equity Securities	—	261,231	491,110	752,341

Other
Senior Loans	—	72,983,799	—	72,983,799
Limited Partnerships	—	—	266,572	266,572
Money Market Funds	79,546,444	—	—	79,546,444
Investments of Cash Collateral Received for Securities on Loan	—	440,115,890	—	440,115,890
Total Other	79,546,444	513,099,689	266,572	592,912,705
Total	79,546,444	2,119,050,107	4,912,958	2,203,509,509

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Corporate
	Bonds &	Common	Limited
	Notes ($)	Stocks ($)	Partnerships ($)	Total ($)
Balance as of May 31, 2012	4,744,192	725,555	301,908	5,771,655
Accrued discounts/premiums	12,793	—	—	12,793
Realized gain (loss)	24,406	—	—	24,406
Change in unrealized appreciation (depreciation)(a)	(37,199)	(234,445)	(35,336)	(306,980)
Sales	(588,916)	—	—	(588,916)
Purchases	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance as of August 31, 2012	4,155,276	491,110	266,572	4,912,958

(a)Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2012 was $(306,980), which is comprised of Corporate Bonds & Notes of ($37,199), Common Stocks of $(234,445) and Limited Partnerships of $(35,336).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances Equity securities classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in estimated earnings of the respective company may result in a change to the comparable companies and market multiples utilized.

Corporate bonds classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Limited partnership securities classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the limited partnership’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Mid Cap Value Opportunity Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.1%
CONSUMER DISCRETIONARY 11.8%
Auto Components 1.8%
TRW Automotive Holdings Corp. (a)	370,261	$16,184,108
Visteon Corp. (a)	284,398	13,087,996
Total		29,272,104
Automobiles 0.5%
Ford Motor Co. (b)	847,218	7,913,016
Diversified Consumer Services 0.5%
Apollo Group, Inc., Class A (a)(b)	98,530	2,645,531
Capella Education Co. (a)(b)	91,432	2,840,792
ITT Educational Services, Inc. (a)(b)	60,038	1,921,816
Total		7,408,139
Hotels, Restaurants & Leisure 1.3%
Darden Restaurants, Inc. (b)	84,110	4,369,514
Penn National Gaming, Inc. (a)(b)	209,640	8,236,756
Royal Caribbean Cruises Ltd.	288,247	7,788,434
Total		20,394,704
Household Durables 0.5%
Newell Rubbermaid, Inc.	462,034	8,284,270
Internet & Catalog Retail 0.8%
Liberty Interactive Corp., Class A (a)	599,295	10,931,141
Liberty Ventures, Inc., Class A (a)	29,964	1,378,044
Total		12,309,185
Leisure Equipment & Products 0.6%
Hasbro, Inc. (b)	242,731	9,104,840
Media 3.6%
DISH Network Corp., Class A	385,227	12,323,412
Interpublic Group of Companies, Inc. (The) (b)	445,062	4,735,460
Liberty Media Corp. (a)	101,019	10,534,262
National CineMedia, Inc. (b)	635,335	9,212,357
Regal Entertainment Group, Class A (b)	469,017	6,519,336
Virgin Media, Inc. (b)	469,039	12,931,405
Total		56,256,232
Multiline Retail 2.2%
Kohl’s Corp.	166,700	8,701,740
Macy’s, Inc.	643,836	25,953,029
Total		34,654,769
TOTAL CONSUMER DISCRETIONARY		185,597,259

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES 4.4%
Food Products 2.2%
Hershey Co. (The) (b)	87,700	$6,298,614
Hillshire Brands Co.	168,896	4,403,119
Post Holdings, Inc. (a)	183,529	5,478,340
Ralcorp Holdings, Inc. (a)	237,246	16,834,976
Smithfield Foods, Inc. (a)	57,587	1,112,581
Tyson Foods, Inc., Class A	80,271	1,257,044
Total		35,384,674
Tobacco 2.2%
Lorillard, Inc. (b)	276,282	34,676,154
TOTAL CONSUMER STAPLES		70,060,828
ENERGY 9.0%
Energy Equipment & Services 2.9%
C&J Energy Services, Inc. (a)(b)	313,148	6,303,669
Ensco PLC, Class A	183,172	10,508,578
McDermott International, Inc. (a)	374,314	4,169,858
Noble Corp. (b)	631,072	24,069,086
Total		45,051,191
Oil, Gas & Consumable Fuels 6.1%
Enbridge, Inc.	1,095,259	43,175,110
Kinder Morgan, Inc.	212,604	7,604,845
Pioneer Natural Resources Co. (b)	115,526	11,247,611
QEP Resources, Inc. (b)	370,017	10,615,788
Valero Energy Corp.	200,500	6,267,630
Whiting Petroleum Corp. (a)	397,568	17,699,727
Total		96,610,711
TOTAL ENERGY		141,661,902
FINANCIALS 21.2%
Capital Markets 1.7%
Invesco Ltd.	1,107,307	26,221,030
Commercial Banks 8.3%
CIT Group, Inc. (a)	1,492,306	56,349,475
Comerica, Inc. (b)	552,907	16,979,774
Fifth Third Bancorp (b)	1,278,296	19,353,401
Huntington Bancshares, Inc.	2,424,793	16,003,634
M&T Bank Corp. (b)	123,961	10,772,211
SunTrust Banks, Inc.	202,555	5,098,309
TCF Financial Corp. (b)	639,939	7,116,122
Total		131,672,926

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 0.3%
Pico Holdings, Inc. (a)(b)	214,767	$4,677,625
Insurance 8.1%
Axis Capital Holdings Ltd.	301,878	10,284,983
Everest Re Group Ltd. (b)	213,350	22,115,861
Hartford Financial Services Group, Inc. (b)	239,000	4,285,270
Lincoln National Corp. (b)	911,602	21,167,398
PartnerRe Ltd.	126,319	9,271,815
Reinsurance Group of America, Inc.	114,600	6,731,604
Validus Holdings Ltd.	391,858	13,131,162
WR Berkley Corp. (b)	101,100	3,779,118
XL Group PLC	1,573,773	36,385,632
Total		127,152,843
Real Estate Investment Trusts (REITs) 2.8%
Boston Properties, Inc. (b)	41,105	4,609,104
Digital Realty Trust, Inc. (b)	52,642	3,922,355
Douglas Emmett, Inc. (b)	237,405	5,695,346
Equity Lifestyle Properties, Inc.	70,966	4,879,622
Hospitality Properties Trust (b)	189,981	4,572,843
ProLogis, Inc.	1	29
Rayonier, Inc. (b)	298,849	14,640,612
Taubman Centers, Inc.	71,846	5,749,117
Total		44,069,028
TOTAL FINANCIALS		333,793,452
HEALTH CARE 10.2%
Health Care Equipment & Supplies 2.5%
Boston Scientific Corp. (a)	722,337	3,900,620
Teleflex, Inc.	290,371	19,173,197
Zimmer Holdings, Inc.	272,852	16,856,796
Total		39,930,613
Health Care Providers & Services 2.4%
CIGNA Corp.	529,306	24,226,335
Humana, Inc.	191,349	13,409,738
Total		37,636,073
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	417,398	15,510,510
Pharmaceuticals 4.3%
Mylan, Inc. (a)(b)	1,251,836	29,505,775

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Watson Pharmaceuticals, Inc. (a)	472,135	$38,408,182
Total		67,913,957
TOTAL HEALTH CARE		160,991,153
INDUSTRIALS 15.0%
Aerospace & Defense 1.2%
Embraer SA, ADR	327,030	8,813,459
Engility Holdings, Inc. (a)	9,930	183,804
L-3 Communications Holdings, Inc.	59,584	4,185,180
Raytheon Co. (b)	95,516	5,398,564
Total		18,581,007
Airlines 1.0%
Delta Air Lines, Inc. (a)	656,668	5,680,178
U.S. Airways Group, Inc. (a)(b)	403,793	4,304,433
United Continental Holdings, Inc. (a)(b)	283,197	5,224,985
Total		15,209,596
Building Products 1.4%
AO Smith Corp. (b)	401,858	21,985,651
Construction & Engineering 2.0%
Chicago Bridge & Iron Co. NV	420,490	15,482,442
Jacobs Engineering Group, Inc. (a)(b)	194,589	7,694,049
KBR, Inc.	287,679	7,793,224
Total		30,969,715
Electrical Equipment 4.0%
Cooper Industries PLC	707,126	51,726,267
Rockwell Automation, Inc. (b)	165,836	11,950,142
Total		63,676,409
Machinery 1.7%
AGCO Corp. (a)	226,174	9,519,664
Parker Hannifin Corp. (b)	212,707	17,012,306
Total		26,531,970
Road & Rail 3.7%
Con-way, Inc.	200,475	6,076,397
JB Hunt Transport Services, Inc. (b)	298,292	15,642,433
Kansas City Southern (b)	372,715	28,822,051
Werner Enterprises, Inc. (b)	386,275	8,594,619
Total		59,135,500
TOTAL INDUSTRIALS		236,089,848

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 8.1%
Communications Equipment 0.5%
Juniper Networks, Inc. (a)(b)	451,700	$7,877,648
Computers & Peripherals 1.1%
Diebold, Inc.	66,841	2,177,680
NCR Corp. (a)	648,164	14,512,392
Total		16,690,072
Electronic Equipment, Instruments & Components 2.4%
Amphenol Corp., Class A	310,250	18,884,918
Avnet, Inc. (a)	610,130	19,652,287
Total		38,537,205
IT Services 0.8%
Amdocs Ltd. (a)	415,822	13,406,101
Semiconductors & Semiconductor Equipment 3.3%
Analog Devices, Inc. (b)	166,200	6,604,788
LSI Corp. (a)(b)	2,549,127	19,857,699
Microchip Technology, Inc. (b)	492,547	17,116,008
ON Semiconductor Corp. (a)	1,365,776	8,508,785
Total		52,087,280
TOTAL INFORMATION TECHNOLOGY		128,598,306
MATERIALS 7.7%
Chemicals 5.7%
Agrium, Inc.	79,634	7,834,393
Eastman Chemical Co.	828,271	45,770,255
PPG Industries, Inc.	324,999	35,756,390
Total		89,361,038
Containers & Packaging 0.4%
Rock-Tenn Co., Class A	107,749	7,194,401
Metals & Mining 0.6%
Allegheny Technologies, Inc.	86,533	2,564,838
Freeport-McMoRan Copper & Gold, Inc.	95,360	3,443,450
Nucor Corp. (b)	79,032	2,975,555
Total		8,983,843
Paper & Forest Products 1.0%
Domtar Corp.	149,708	10,844,848
International Paper Co.	164,158	5,673,300
Total		16,518,148
TOTAL MATERIALS		122,057,430

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.2%
CenturyLink, Inc. (b)	431,591	$18,239,036
Wireless Telecommunication Services 0.6%
Sprint Nextel Corp. (a)	2,050,800	9,946,380
TOTAL TELECOMMUNICATION SERVICES		28,185,416
UTILITIES 7.9%
Electric Utilities 3.2%
Entergy Corp. (b)	184,626	12,569,338
FirstEnergy Corp.	1	44
NV Energy, Inc.	406,834	7,135,868
Pepco Holdings, Inc. (b)	497,765	9,611,842
Pinnacle West Capital Corp. (b)	295,367	15,173,003
Xcel Energy, Inc. (b)	218,491	6,093,714
Total		50,583,809
Gas Utilities 0.4%
Questar Corp.	322,310	6,365,622
Multi-Utilities 4.3%
Ameren Corp.	208,864	6,834,030
CenterPoint Energy, Inc.	908,880	18,532,063
Sempra Energy	295,659	19,572,626
Wisconsin Energy Corp. (b)	597,989	22,699,663
Total		67,638,382
TOTAL UTILITIES		124,587,813
Total Common Stocks (Cost: $1,325,960,512)		$1,531,623,407

Rights —%
CONSUMER DISCRETIONARY —%
Internet & Catalog Retail —%
Liberty Ventures, Inc. (a)(c)	9,988	$105,573
TOTAL CONSUMER DISCRETIONARY		105,573
Total Rights (Cost: $—)		$105,573

Issuer	Shares	Value

Warrants 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
Kinder Morgan, Inc. (a)	319,521	$1,006,491
TOTAL ENERGY		1,006,491
Total Warrants (Cost: $489,396)		$1,006,491

Issuer	Coupon Rate	Principal Amount	Value

Convertible Bonds 0.2%
Building Materials 0.2%
Cemex SAB de CV Subordinated Notes (b)
03/15/18	3.750%	3,746,000	$3,469,733
TOTAL BUILDING MATERIALS			3,469,733
Total Convertible Bonds (Cost: $3,746,000)			$3,469,733

Issuer	Shares	Value

Limited Partnerships 0.5%
FINANCIALS 0.5%
Capital Markets 0.5%
Lazard Ltd., Class A (b)(d)	255,518	7,279,708
TOTAL FINANCIALS		7,279,708
Total Limited Partnerships (Cost: $8,744,960)		$7,279,708

	Shares	Value

Money Market Funds 2.3%
Columbia Short-Term Cash Fund, 0.164% (e)(f)	35,904,097	35,904,097
Total Money Market Funds (Cost: $35,904,097)		$35,904,097

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 21.7%
Asset-Backed Commercial Paper 3.5%
Atlantis One
10/17/12	0.541%	4,986,275	$4,986,275

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Asset-Backed Commercial Paper (continued)
12/03/12	0.350%	$4,993,972	$4,993,972
Barton Capital Corporation
09/04/12	0.200%	9,999,556	9,999,556
Kells Funding LLC
10/30/12	0.360%	4,995,450	4,995,450
11/26/12	0.330%	4,995,875	4,995,875
Salisbury Receivables Co. LLC
10/17/12	0.310%	4,996,297	4,996,297
Suncorp Metway Ltd.
10/09/12	0.450%	9,992,125	9,992,125
Surrey Funding Corp.
11/14/12	0.310%	4,996,297	4,996,297
Working Capital Management Co., L.P.
09/11/12	0.200%	4,999,611	4,999,611
Total			54,955,458
Certificates of Deposit 9.6%
Bank of Nova Scotia
10/18/12	0.310%	5,000,000	5,000,000
Barclays Bank PLC
10/26/12	0.310%	5,000,000	5,000,000
DZ Bank AG
11/23/12	0.360%	4,995,404	4,995,404
Deutsche Bank AG
09/14/12	0.750%	11,000,000	11,000,000
DnB NOR ASA
09/14/12	0.530%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
09/12/12	0.360%	5,000,000	5,000,000
10/12/12	0.530%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
10/25/12	0.340%	10,000,000	10,000,000
N.V. Bank Nederlandse Gemeenten
10/04/12	0.240%	10,000,000	10,000,000
Natixis
09/06/12	0.210%	10,000,000	10,000,000
Norinchukin Bank
10/31/12	0.560%	4,000,000	4,000,000
11/21/12	0.370%	5,000,000	5,000,000
Rabobank
10/26/12	0.515%	5,000,000	5,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	15,000,000	15,000,000
Standard Chartered Bank PLC
10/05/12	0.630%	9,968,077	9,968,077
Sumitomo Mitsui Banking Corp.
09/05/12	0.350%	6,000,000	6,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
10/24/12	0.330%	$10,000,000	$10,000,000
Sumitomo Trust & Banking Co., Ltd.
11/01/12	0.486%	5,000,000	5,000,000
Svenska Handelsbanken
09/13/12	0.490%	5,000,000	5,000,000
Union Bank of Switzerland
10/11/12	0.350%	10,000,000	10,000,000
Total			150,963,481
Commercial Paper 2.3%
Bank of New Zealand
11/02/12	0.366%	5,000,000	5,000,000
Foreningsparbanken (Swedbank)
11/05/12	0.340%	9,991,028	9,991,028
11/06/12	0.320%	4,995,778	4,995,778
HSBC, Inc.
11/16/12	0.310%	9,992,078	9,992,078
Macquarie Bank Ltd.
10/19/12	0.980%	5,000,000	5,000,000
PB Capital Corp.
09/06/12	0.761%	1,997,382	1,997,382
Total			36,976,266
Other Short-Term Obligations 0.4%
General Electric Capital Corp.
11/01/12	0.290%	7,005,084	7,005,084

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 5.9%
Citigroup Global Markets, Inc. dated 08/31/12, matures 09/04/12, repurchase price $1,000,023 (g)
	0.210%	$1,000,000	$1,000,000
Credit Suisse Securities (USA) LLC dated 08/28/12, matures 09/04/12, repurchase price $5,000,078 (g)
	0.140%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $37,000,987 (g)
	0.240%	37,000,000	37,000,000
Natixis Financial Products, Inc. (g)
dated 08/31/12, matures 09/04/12,
repurchase price $10,000,244
	0.220%	10,000,000	10,000,000
repurchase price $17,000,453
	0.240%	17,000,000	17,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $13,000,332 (g)
	0.230%	13,000,000	13,000,000
Societe Generale dated 08/31/12, matures 09/04/12, repurchase price $9,604,021 (g)
	0.180%	9,603,829	9,603,829
Total			92,603,829
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $342,504,118)			$342,504,118
Total Investments
(Cost: $1,717,349,083) (h)			$1,921,893,127(i)
Other Assets & Liabilities, Net			(344,753,204)
Net Assets			$1,577,139,923

Notes to Portfolio of Investments
(a)	Non-income producing.
(b)	At August 31, 2012, security was partially or fully on loan.
(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $105,573, which represents 0.01% of net assets.

(d)	At August 31, 2012, there was no capital committed to the LLC or LP for future investment.
(e)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(f)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	33,014,628	111,250,537	(108,361,068)	—	35,904,097	12,564	35,904,097

(g)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	327,085
Fannie Mae-Aces	112,242
Freddie Mac REMICS	435,978
Government National Mortgage Association	144,695
Total Market Value of Collateral Securities	1,020,000

Credit Suisse Securities (USA) LLC (0.140%)

Security Description	Value ($)
United States Treasury Bill	106,335
United States Treasury Inflation Indexed Bonds	227,289
United States Treasury Note/Bond	4,766,455
Total Market Value of Collateral Securities	5,100,079

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value ($)
Freddie Mac REMICS	868,772
Ginnie Mae I Pool	30,555,561
Ginnie Mae II Pool	844,491
Government National Mortgage Association	5,471,176
Total Market Value of Collateral Securities	37,740,000

Natixis Financial Products, Inc. (0.220%)

Security Description	Value ($)
United States Treasury Bill	880,870
United States Treasury Note/Bond	9,319,380
Total Market Value of Collateral Securities	10,200,250

Natixis Financial Products, Inc. (0.240%)

Security Description	Value ($)
Fannie Mae Pool	2,042,929
Fannie Mae REMICS	5,319,320
Freddie Mac Non Gold Pool	579,271
Freddie Mac Reference REMIC	144
Freddie Mac REMICS	3,084,574
Ginnie Mae I Pool	16,149
Ginnie Mae II Pool	185,997
Government National Mortgage Association	6,112,078
Total Market Value of Collateral Securities	17,340,462

Nomura Securities (0.230%)

Security Description	Value ($)
Fannie Mae Pool	9,103,469
Freddie Mac Gold Pool	4,156,531
Total Market Value of Collateral Securities	13,260,000

Societe Generale (0.180%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	9,795,906
Total Market Value of Collateral Securities	9,795,906

(h)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $1,717,349,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$263,501,000
Unrealized Depreciation	(58,957,000)
Net Unrealized Appreciation	$204,544,000

(i)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting  members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific  valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of  Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances  when market quotations are readily available, including recommendation of third party pricing vendors and a determination of  appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques;  securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss  additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or  approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board  at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	185,597,259	—	—	185,597,259
Consumer Staples	70,060,828	—	—	70,060,828
Energy	141,661,902	—	—	141,661,902
Financials	333,793,452	—	—	333,793,452
Health Care	160,991,153	—	—	160,991,153
Industrials	236,089,848	—	—	236,089,848
Information Technology	128,598,306	—	—	128,598,306
Materials	122,057,430	—	—	122,057,430
Telecommunication Services	28,185,416	—	—	28,185,416
Utilities	124,587,813	—	—	124,587,813
Rights
Consumer Discretionary	—	105,573	—	105,573
Warrants
Energy	1,006,491	—	—	1,006,491
Total Equity Securities	1,532,629,898	105,573	—	1,532,735,471

Bonds
Convertible Bonds	—	3,469,733	—	3,469,733
Total Bonds	—	3,469,733	—	3,469,733

Other
Limited Partnerships	7,279,708	—	—	7,279,708
Money Market Funds	35,904,097	—	—	35,904,097
Investments of Cash Collateral Received for Securities on Loan	—	342,504,118	—	342,504,118
Total Other	43,183,805	342,504,118	—	385,687,923
Total	1,575,813,703	346,079,424	—	1,921,893,127

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Multi-Advisor Small Cap Value Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 93.1%
CONSUMER DISCRETIONARY 14.4%
Auto Components 2.7%
American Axle & Manufacturing Holdings, Inc. (a)(b)	230,300	$2,572,451
Cooper Tire & Rubber Co. (a)	27,090	541,529
Dana Holding Corp. (a)	309,119	4,222,566
Gentex Corp. (a)	69,600	1,219,392
Total		8,555,938
Automobiles 0.3%
Thor Industries, Inc. (a)	30,000	943,200
Distributors 0.1%
Core-Mark Holding Co., Inc.	9,220	419,879
Diversified Consumer Services 0.2%
School Specialty, Inc. (a)(b)	107,000	301,740
Stewart Enterprises, Inc., Class A (a)	40,620	298,963
Total		600,703
Hotels, Restaurants & Leisure 0.5%
Bob Evans Farms, Inc. (a)	11,460	450,836
Brinker International, Inc. (a)	10,620	365,965
Jack in the Box, Inc. (b)	16,730	436,486
Orient-Express Hotels Ltd. (b)	49,420	434,402
Total		1,687,689
Household Durables 1.6%
Beazer Homes U.S.A., Inc. (a)(b)	19,740	58,036
Ethan Allen Interiors, Inc. (a)	55,380	1,222,790
La-Z-Boy, Inc. (b)	21,460	296,148
Ryland Group, Inc. (The) (a)	20,570	551,482
Standard Pacific Corp. (a)(b)	83,480	559,316
Whirlpool Corp. (a)	31,300	2,361,898
Total		5,049,670
Internet & Catalog Retail 0.2%
Shutterfly, Inc. (a)(b)	14,700	437,325
Leisure Equipment & Products 0.7%
Brunswick Corp. (a)	94,700	2,243,443
Media 0.6%
AMC Networks, Inc., Class A (b)	23,400	920,556
John Wiley & Sons, Inc., Class A	22,200	1,095,348
Total		2,015,904
Multiline Retail 0.7%
Dillard’s, Inc., Class A	24,779	1,860,407

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER DISCRETIONARY (CONTINUED)
Multiline Retail (continued)
Fred’s, Inc., Class A (a)	30,660	$408,698
Total		2,269,105
Specialty Retail 5.6%
Aaron’s, Inc.	31,000	925,970
Abercrombie & Fitch Co., Class A (a)	40,000	1,439,600
Aeropostale, Inc. (b)	82,000	1,142,260
ANN, Inc. (a)(b)	10,550	375,369
Ascena Retail Group, Inc. (b)	66,500	1,316,700
Cabela’s, Inc. (a)(b)	53,200	2,554,132
DSW, Inc., Class A (a)	15,000	967,800
Finish Line, Inc., Class A (The)	16,050	368,508
Francesca’s Holdings Corp. (b)	10,560	373,085
Genesco, Inc. (b)	5,170	365,260
Group 1 Automotive, Inc. (a)	22,450	1,234,974
JOS A Bank Clothiers, Inc. (a)(b)	23,500	1,131,995
Men’s Wearhouse, Inc. (The) (a)	76,800	2,426,880
OfficeMax, Inc. (a)	345,000	2,004,450
RadioShack Corp. (a)	368,000	894,240
Rent-A-Center, Inc.	9,820	346,450
Total		17,867,673
Textiles, Apparel & Luxury Goods 1.2%
Carter’s, Inc. (a)(b)	14,000	779,940
Jones Group, Inc. (The) (a)	204,000	2,584,680
Vera Bradley, Inc. (a)(b)	17,430	370,039
Total		3,734,659
TOTAL CONSUMER DISCRETIONARY		45,825,188
CONSUMER STAPLES 2.1%
Food & Staples Retailing 0.1%
Harris Teeter Supermarkets, Inc.	6,980	272,709
Food Products 1.5%
Flowers Foods, Inc.	53,500	1,104,775
Hain Celestial Group, Inc. (The) (a)(b)	3,250	224,218
J&J Snack Foods Corp. (a)	13,300	759,430
Ralcorp Holdings, Inc. (b)	16,800	1,192,128
Snyders-Lance, Inc. (a)	18,760	438,796
TreeHouse Foods, Inc. (b)	21,100	1,096,145
Total		4,815,492
Personal Products 0.1%
Elizabeth Arden, Inc. (a)(b)	9,660	449,576

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco 0.4%
Alliance One International, Inc. (a)(b)	151,443	$439,184
Universal Corp. (a)	6,260	296,912
Vector Group, Ltd.	23,510	399,905
Total		1,136,001
TOTAL CONSUMER STAPLES		6,673,778
ENERGY 4.9%
Energy Equipment & Services 1.6%
Dril-Quip, Inc. (a)(b)	14,380	1,007,175
Exterran Holdings, Inc. (a)(b)	19,410	356,950
Hornbeck Offshore Services, Inc. (a)(b)	9,420	365,873
Newpark Resources, Inc. (a)(b)	62,070	427,041
Oceaneering International, Inc.	20,500	1,097,570
Parker Drilling Co. (a)(b)	273,500	1,132,290
Tetra Technologies, Inc. (b)	110,000	705,100
Total		5,091,999
Oil, Gas & Consumable Fuels 3.3%
Advantage Oil & Gas Ltd. (b)	304,421	1,059,385
Amyris, Inc. (a)(b)	36,090	112,601
Berry Petroleum Co., Class A (a)	45,400	1,672,536
Bill Barrett Corp. (a)(b)	13,480	295,616
Comstock Resources, Inc. (a)(b)	27,820	458,752
Delek U.S. Holdings, Inc.	11,360	298,314
Energy Partners Ltd. (a)(b)	72,800	1,253,616
Energy XXI Bermuda Ltd.	12,050	396,325
EXCO Resources, Inc. (a)	51,300	351,405
Gulfport Energy Corp. (a)(b)	17,750	466,825
Oasis Petroleum, Inc. (a)(b)	44,000	1,290,520
Overseas Shipholding Group, Inc. (a)	118,740	713,627
PDC Energy, Inc. (a)(b)	18,590	517,360
Rex Energy Corp. (a)(b)	41,380	512,698
SemGroup Corp., Class A (b)	11,160	396,626
WPX Energy, Inc. (b)	52,268	815,381
Total		10,611,587
TOTAL ENERGY		15,703,586
FINANCIALS 24.0%
Capital Markets 2.4%
Duff & Phelps Corp., Class A (a)	107,700	1,427,025
E*Trade Financial Corp. (b)	131,000	1,122,670
Eaton Vance Corp. (a)	44,000	1,191,960
Janus Capital Group, Inc. (a)	212,600	1,853,872
KBW, Inc. (a)	26,050	398,305

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Capital Markets (continued)
Prospect Capital Corp. (a)	25,319	$289,396
Stifel Financial Corp. (a)(b)	36,000	1,176,480
Total		7,459,708
Commercial Banks 8.5%
Associated Banc-Corp.	123,500	1,600,560
Banco Latinoamericano de Comercio Exterior SA, Class E	25,460	536,188
BancorpSouth, Inc.	32,200	474,628
Banner Corp.	15,950	385,671
BBCN Bancorp, Inc. (a)(b)	160,417	2,008,421
Boston Private Financial Holdings, Inc. (a)	47,650	452,198
Cathay General Bancorp	112,380	1,839,661
Citizens Republic Bancorp, Inc. (b)	19,860	406,534
Community Bank System, Inc. (a)	13,173	369,371
Community Trust Bancorp, Inc. (a)	10,360	356,280
CVB Financial Corp. (a)	69,000	824,550
First Commonwealth Financial Corp. (a)	63,240	440,150
First Financial Bancorp (a)	22,500	366,300
First Merchants Corp.	25,390	357,491
First Midwest Bancorp, Inc. (a)	41,380	488,698
FNB Corp. (a)	38,110	417,304
Glacier Bancorp, Inc. (a)	105,510	1,625,909
Hancock Holding Co.	70,870	2,100,587
Hanmi Financial Corp. (b)	29,140	363,959
National Penn Bancshares, Inc. (a)	39,600	352,440
PacWest Bancorp (a)	18,670	434,638
PrivateBancorp, Inc.	15,340	250,042
Prosperity Bancshares, Inc. (a)	75,560	3,181,076
Sterling Financial Corp.	9,390	199,068
Synovus Financial Corp. (a)	1,183,100	2,460,848
TCF Financial Corp.	44,450	494,284
UMB Financial Corp. (a)	5,910	289,767
Umpqua Holdings Corp. (a)	25,640	324,090
United Bankshares, Inc. (a)	13,580	330,401
Webster Financial Corp.	22,390	476,459
Western Alliance Bancorp (b)	37,080	345,215
Wintrust Financial Corp. (a)	15,160	567,136
Zions Bancorporation (a)	105,500	2,030,875
Total		27,150,799
Consumer Finance 0.1%
Nelnet, Inc., Class A	17,110	409,784

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance 6.9%
American National Insurance Co.	27,300	$1,929,837
First American Financial Corp. (a)	13,220	254,749
Flagstone Reinsurance Holdings SA (a)	247,550	2,114,077
Horace Mann Educators Corp. (a)	161,700	2,841,069
Infinity Property & Casualty Corp. (a)	1,575	88,358
Montpelier Re Holdings Ltd. (a)	203,928	4,396,688
Platinum Underwriters Holdings Ltd. (a)	161,005	6,398,339
ProAssurance Corp.	18,800	1,677,524
Selective Insurance Group, Inc. (a)	25,540	457,932
StanCorp Financial Group, Inc. (a)	36,000	1,123,920
Stewart Information Services Corp. (a)	29,120	575,702
Total		21,858,195
Real Estate Investment Trusts (REITs) 5.2%
American Assets Trust, Inc.	20,130	548,744
ARMOUR Residential REIT, Inc.	29,230	218,056
Colonial Properties Trust (a)	18,670	409,246
Colony Financial, Inc. (a)	15,660	300,829
Coresite Realty Corp. (a)	17,690	480,991
CubeSmart (a)	19,380	250,002
CYS Investments, Inc.	19,430	279,403
DCT Industrial Trust, Inc. (a)	83,063	524,958
DiamondRock Hospitality Co.	116,190	1,117,748
DuPont Fabros Technology, Inc.	18,010	496,356
EastGroup Properties, Inc.	7,870	421,832
Entertainment Properties Trust	8,200	373,838
FelCor Lodging Trust, Inc. (b)	83,910	389,342
Granite Real Estate, Inc.	190,205	6,860,694
Healthcare Realty Trust, Inc. (a)	21,220	514,797
Highwoods Properties, Inc. (a)	8,700	283,707
Invesco Mortgage Capital, Inc.	21,460	439,716
LaSalle Hotel Properties (a)	14,370	391,583
Resource Capital Corp.	66,110	395,338
Starwood Property Trust, Inc. (a)	21,000	494,550
Sunstone Hotel Investors, Inc. (b)	40,610	423,562
Two Harbors Investment Corp.	47,320	548,439
Washington Real Estate Investment Trust (a)	14,590	391,887
Total		16,555,618
Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	22,300	1,608,499
Tejon Ranch Co. (b)	2,220	62,071
Total		1,670,570

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Thrifts & Mortgage Finance 0.4%
Dime Community Bancshares, Inc. (a)	25,820	$360,963
Provident Financial Services, Inc. (a)	30,680	473,699
TrustCo Bank Corp. (a)	63,170	352,489
Total		1,187,151
TOTAL FINANCIALS		76,291,825
HEALTH CARE 5.3%
Biotechnology 0.1%
Celldex Therapeutics, Inc. (b)	56,210	317,024
Health Care Equipment & Supplies 1.3%
Cantel Medical Corp.	18,140	467,287
CONMED Corp.	15,200	410,704
Integra LifeSciences Holdings Corp. (b)	11,780	463,425
STERIS Corp. (a)	57,500	1,968,800
Thoratec Corp. (b)	8,400	284,676
West Pharmaceutical Services, Inc. (a)	8,900	421,415
Total		4,016,307
Health Care Providers & Services 2.0%
AMN Healthcare Services, Inc. (a)(b)	185,500	1,558,200
Gentiva Health Services, Inc. (a)(b)	39,620	435,028
HealthSouth Corp. (a)(b)	164,570	3,768,653
PharMerica Corp. (a)(b)	38,740	488,124
Total		6,250,005
Life Sciences Tools & Services 1.8%
Bio-Rad Laboratories, Inc., Class A (b)	11,500	1,154,370
Charles River Laboratories International, Inc. (b)	45,000	1,634,400
Covance, Inc. (a)(b)	61,500	2,939,085
Total		5,727,855
Pharmaceuticals 0.1%
Auxilium Pharmaceuticals, Inc. (b)	17,510	407,983
TOTAL HEALTH CARE		16,719,174
INDUSTRIALS 19.7%
Aerospace & Defense 0.3%
Esterline Technologies Corp. (b)	7,820	467,636
Moog, Inc., Class A (a)(b)	10,275	376,373
Total		844,009

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Air Freight & Logistics 1.2%
Atlas Air Worldwide Holdings, Inc. (a)(b)	9,100	$468,650
Forward Air Corp. (a)	91,900	3,089,678
UTi Worldwide, Inc.	22,200	304,806
Total		3,863,134
Airlines 3.3%
Air France-KLM, ADR (b)	286,770	1,436,718
Alaska Air Group, Inc. (b)	12,620	423,401
Allegiant Travel Co. (a)(b)	4,950	327,888
JetBlue Airways Corp. (a)(b)	1,217,629	5,966,382
Southwest Airlines Co. (a)	191,357	1,710,735
Spirit Airlines, Inc. (a)(b)	18,530	362,261
U.S. Airways Group, Inc. (b)	33,200	353,912
Total		10,581,297
Building Products 1.9%
AAON, Inc. (a)	16,870	310,408
Gibraltar Industries, Inc. (a)(b)	109,526	1,197,119
Lennox International, Inc. (a)	9,520	452,295
Quanex Building Products Corp. (a)	5,120	89,600
Simpson Manufacturing Co., Inc.	69,500	1,767,385
Trex Co., Inc. (b)	57,100	1,755,825
USG Corp. (a)(b)	27,180	558,821
Total		6,131,453
Commercial Services & Supplies 3.7%
ABM Industries, Inc.	19,570	395,705
ACCO Brands Corp. (a)(b)	90,500	596,395
Geo Group, Inc. (The)	20,050	527,516
Herman Miller, Inc. (a)	85,200	1,666,512
Interface, Inc. (a)	32,150	441,420
KAR Auction Services, Inc. (a)(b)	143,700	2,514,750
Mine Safety Appliances Co.	7,340	255,946
Mobile Mini, Inc. (a)(b)	144,200	2,465,820
Schawk, Inc. (a)	61,000	796,660
Tetra Tech, Inc. (b)	20,110	521,653
United Stationers, Inc. (a)	72,080	1,743,615
Total		11,925,992
Construction & Engineering 1.9%
Aegion Corp. (a)(b)	106,500	2,078,880
Comfort Systems U.S.A., Inc. (a)	118,010	1,217,863
EMCOR Group, Inc.	53,690	1,483,455
Pike Electric Corp. (b)	139,500	1,241,550
Total		6,021,748

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Electrical Equipment 0.9%
Brady Corp., Class A	15,529	$436,054
Regal-Beloit Corp.	34,500	2,348,070
Total		2,784,124
Machinery 4.2%
EnPro Industries, Inc. (a)(b)	11,980	449,729
ESCO Technologies, Inc. (a)	11,740	415,948
IDEX Corp.	42,000	1,674,120
Manitowoc Co., Inc. (The) (a)	28,500	367,080
NACCO Industries, Inc., Class A	350	37,240
Oshkosh Corp. (b)	118,300	2,997,722
Tecumseh Products Co., Class B (a)(b)	10,948	61,200
Terex Corp. (a)(b)	145,100	3,202,357
Trinity Industries, Inc.	46,500	1,317,810
Wabtec Corp.	18,000	1,406,520
Watts Water Technologies, Inc., Class A (a)	35,960	1,317,934
Total		13,247,660
Marine 0.4%
Kirby Corp. (b)	21,500	1,131,975

Professional Services 1.2%
Korn/Ferry International (b)	179,300	2,563,990
Resources Connection, Inc.	115,000	1,285,700
Total		3,849,690
Road & Rail 0.3%
Landstar System, Inc. (a)	22,000	1,039,940

Trading Companies & Distributors 0.4%
Aircastle Ltd.	54,800	625,816
Beacon Roofing Supply, Inc. (b)	10,620	298,847
TAL International Group, Inc. (a)	12,360	420,364
Total		1,345,027
TOTAL INDUSTRIALS		62,766,049
INFORMATION TECHNOLOGY 16.0%
Communications Equipment 0.8%
Emulex Corp. (b)	59,910	410,383
Finisar Corp. (a)(b)	31,030	426,352
Loral Space & Communications, Inc.	6,330	464,749
Plantronics, Inc.	37,500	1,337,250
Total		2,638,734
Computers & Peripherals 1.0%
Avid Technology, Inc. (a)(b)	168,500	1,551,885

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Computers & Peripherals (continued)
Electronics for Imaging, Inc. (b)	108,000	$1,668,600
Total		3,220,485
Electronic Equipment, Instruments & Components 8.4%
Aeroflex Holding Corp. (a)(b)	26,350	187,085
Celestica, Inc. (a)(b)	599,229	4,667,994
Cognex Corp. (a)	60,900	2,197,881
Daktronics, Inc.	32,780	313,377
FARO Technologies, Inc. (a)(b)	31,000	1,222,950
Ingram Micro, Inc., Class A (b)	200,400	3,060,108
Jabil Circuit, Inc.	88,800	2,022,864
Littelfuse, Inc.	45,090	2,312,666
Mercury Computer Systems, Inc. (a)(b)	74,800	730,048
Park Electrochemical Corp. (a)	60,400	1,569,192
Plexus Corp. (b)	79,600	2,379,244
Rofin-Sinar Technologies, Inc. (a)(b)	19,850	431,340
Sanmina-SCI Corp. (a)(b)	347,608	3,003,333
Universal Display Corp. (a)(b)	8,080	326,190
Vishay Intertechnology, Inc. (a)(b)	224,300	2,144,308
Total		26,568,580
Internet Software & Services 0.5%
OpenTable, Inc. (a)(b)	10,250	435,113
WebMD Health Corp. (b)	79,500	1,187,730
Total		1,622,843
IT Services 1.2%
Acxiom Corp. (b)	24,770	422,576
CACI International, Inc., Class A (a)(b)	4,910	262,145
Cardtronics, Inc. (b)	14,670	414,428
Convergys Corp. (a)	32,210	499,577
CoreLogic, Inc. (b)	17,650	434,190
DST Systems, Inc.	21,500	1,093,920
Euronet Worldwide, Inc. (a)(b)	19,470	345,787
Unisys Corp. (a)(b)	17,740	374,846
Total		3,847,469
Semiconductors & Semiconductor Equipment 2.7%
ATMI, Inc. (b)	40,000	756,400
Axcelis Technologies, Inc. (a)(b)	200,000	210,000
Brooks Automation, Inc.	225,600	1,807,056
Cavium, Inc. (a)(b)	16,190	522,937
Cymer, Inc. (a)(b)	3,090	175,203
Entegris, Inc. (a)(b)	49,630	436,248
Inphi Corp. (a)(b)	35,970	427,323
International Rectifier Corp. (a)(b)	42,000	731,220
Micron Technology, Inc. (b)	250,000	1,552,500
MKS Instruments, Inc.	14,860	402,855

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc. (a)(b)	146,700	$861,129
STR Holdings, Inc. (a)(b)	30,540	97,423
Veeco Instruments, Inc. (a)(b)	12,040	412,972
Total		8,393,266
Software 1.4%
ACI Worldwide, Inc. (a)(b)	7,481	324,526
Mentor Graphics Corp. (b)	220,500	3,644,865
Netscout Systems, Inc. (b)	22,220	527,725
Tyler Technologies, Inc. (b)	1,760	70,857
Total		4,567,973
TOTAL INFORMATION TECHNOLOGY		50,859,350
MATERIALS 4.0%
Chemicals 1.1%
Minerals Technologies, Inc.	6,760	458,396
Olin Corp.	20,130	431,386
PolyOne Corp. (a)	173,900	2,744,142
Total		3,633,924
Construction Materials 0.5%
Texas Industries, Inc. (a)	40,940	1,595,022
Containers & Packaging 0.4%
Myers Industries, Inc. (a)	93,800	1,388,240
Metals & Mining 0.6%
AK Steel Holding Corp. (a)	66,540	347,339
AMCOL International Corp. (a)	16,370	492,246
AuRico Gold, Inc. (b)	70,000	485,100
Coeur d’Alene Mines Corp. (b)	23,530	540,954
Total		1,865,639
Paper & Forest Products 1.4%
Clearwater Paper Corp. (b)	11,740	442,833
Deltic Timber Corp.	1,360	83,422
Louisiana-Pacific Corp. (b)	10,770	144,534
Resolute Forest Products (a)(b)	287,998	3,620,135
Total		4,290,924
TOTAL MATERIALS		12,773,749
TELECOMMUNICATION SERVICES 0.3%
Diversified Telecommunication Services 0.2%
General Communication, Inc., Class A (a)(b)	75,500	665,910

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES (CONTINUED)
Wireless Telecommunication Services 0.1%
NTELOS Holdings Corp.	15,150	$260,126
TOTAL TELECOMMUNICATION SERVICES		926,036
UTILITIES 2.4%
Electric Utilities 1.1%
Cleco Corp.	11,200	458,416
Empire District Electric Co. (The) (a)	16,490	348,104
MGE Energy, Inc.	4,970	245,717
PNM Resources, Inc.	14,450	297,236
Portland General Electric Co.	14,120	378,981
UIL Holdings Corp.	9,840	346,171
Westar Energy, Inc.	46,000	1,339,520
Total		3,414,145
Gas Utilities 0.3%
Laclede Group, Inc. (The)	8,810	372,222
Southwest Gas Corp.	6,930	296,258
WGL Holdings, Inc.	10,370	404,845
Total		1,073,325
Independent Power Producers & Energy Traders 0.7%
GenOn Energy, Inc. (b)	827,000	2,092,310
Multi-Utilities 0.3%
Avista Corp.	14,000	355,600
Black Hills Corp. (a)	15,310	523,602
Total		879,202
TOTAL UTILITIES		7,458,982
Total Common Stocks (Cost: $275,597,785)		$295,997,717

Limited Partnerships 0.1%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
QR Energy LP (c)	19,350	345,784
TOTAL ENERGY		345,784
Total Limited Partnerships (Cost: $352,125)		$345,784

Shares		Value

Money Market Funds 6.4%
Columbia Short-Term Cash Fund, 0.164% (d)(e)	20,397,115	$20,397,115
Total Money Market Funds (Cost: $20,397,115)		$20,397,115

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.5%
	Repurchase Agreements 25.5%
	Citibank NA dated 08/31/12, matures 09/04/12, repurchase price $5,000,111 (f)
	0.200%	5,000,000	$5,000,000
	Citigroup Global Markets, Inc. (f)
	dated 08/31/12, matures 09/04/12,
	repurchase price $1,000,023
	0.210%	1,000,000	1,000,000
repurchase price $2,000,047
	0.210%	2,000,000	2,000,000
	Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $10,000,267 (f)
	0.240%	10,000,000	10,000,000
	Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $50,001,333 (f)
	0.240%	50,000,000	50,000,000
	Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $5,000,128 (f)
	0.230%	5,000,000	5,000,000
	Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $3,000,107 (f)
	0.320%	3,000,000	3,000,000
	Societe Generale dated 08/31/12, matures 09/04/12, repurchase price $5,124,513 (f)
	0.180%	5,124,411	5,124,411
Total			81,124,411
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $81,124,411)			$81,124,411
Total Investments
(Cost: $377,471,436) (g)			$397,865,027(h)
Other Assets & Liabilities, Net			(79,709,816)
Net Assets			$318,155,211

Notes to Portfolio of Investments

(a)	At August 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	At August 31, 2012, there was no capital committed to the LLC or LP for future investment.
(d)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	24,107,875	25,350,481	(29,061,241)	—	20,397,115	—	8,627	20,397,115

(f)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.200%)

Security Description	Value ($)
Fannie Mae REMICS	2,230,694
Fannie Mae-Aces	587,887
Freddie Mac REMICS	1,799,323
Government National Mortgage Association	482,096
Total Market Value of Collateral Securities	5,100,000

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	327,085
Fannie Mae-Aces	112,242
Freddie Mac REMICS	435,978
Government National Mortgage Association	144,695
Total Market Value of Collateral Securities	1,020,000

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	654,169
Fannie Mae-Aces	224,485
Freddie Mac REMICS	871,955
Government National Mortgage Association	289,391
Total Market Value of Collateral Securities	2,040,000

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value ($)
Freddie Mac REMICS	234,803
Ginnie Mae I Pool	8,258,260
Ginnie Mae II Pool	228,241
Government National Mortgage Association	1,478,696
Total Market Value of Collateral Securities	10,200,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value ($)
Fannie Mae Pool	6,008,615
Fannie Mae REMICS	15,645,058
Freddie Mac Non Gold Pool	1,703,739
Freddie Mac Reference REMIC	422
Freddie Mac REMICS	9,072,278
Ginnie Mae I Pool	47,496
Ginnie Mae II Pool	547,051
Government National Mortgage Association	17,976,701
Total Market Value of Collateral Securities	51,001,360

Nomura Securities (0.230%)

Security Description	Value ($)
Fannie Mae Pool	3,501,334
Freddie Mac Gold Pool	1,598,666
Total Market Value of Collateral Securities	5,100,000

Pershing LLC (0.320%)

Security Description	Value ($)
Fannie Mae REMICS	719,163
Federal Home Loan Banks	14,286
Freddie Mac Reference REMIC	2
Freddie Mac REMICS	176,143
Ginnie Mae I Pool	428,574
Ginnie Mae II Pool	997,659
Government National Mortgage Association	44,421
United States Treasury Note/Bond	679,752
Total Market Value of Collateral Securities	3,060,000

Societe Generale (0.180%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	5,226,899

(g)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $377,471,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$48,431,000
Unrealized Depreciation	(28,037,000)
Net Unrealized Appreciation	$20,394,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt
REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	45,825,188	—	—	45,825,188
Consumer Staples	6,673,778	—	—	6,673,778
Energy	15,703,586	—	—	15,703,586
Financials	76,291,825	—	—	76,291,825
Health Care	16,719,174	—	—	16,719,174
Industrials	62,766,049	—	—	62,766,049
Information Technology	50,859,350	—	—	50,859,350
Materials	12,773,749	—	—	12,773,749
Telecommunication Services	926,036	—	—	926,036
Utilities	7,458,982	—	—	7,458,982
Total Equity Securities	295,997,717	—	—	295,997,717
Other
Limited Partnerships	345,784	—	—	345,784
Money Market Funds	20,397,115	—	—	20,397,115
Investments of Cash Collateral Received for Securities on Loan	—	81,124,411	—	81,124,411
Total Other	20,742,899	81,124,411	—	101,867,310
Total	316,740,616	81,124,411	—	397,865,027

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Select Large-Cap Value Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.1%
CONSUMER DISCRETIONARY 7.8%
Multiline Retail 2.3%
Nordstrom, Inc. (a)	195,000	$11,276,850
Specialty Retail 5.5%
Gap, Inc. (The)	360,000	12,895,200
Lowe’s Companies, Inc. (a)	480,000	13,670,400
Total		26,565,600
TOTAL CONSUMER DISCRETIONARY		37,842,450
CONSUMER STAPLES 13.2%
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	120,000	11,744,400
Food Products 5.8%
General Mills, Inc. (a)	310,000	12,192,300
Tyson Foods, Inc., Class A	1,010,000	15,816,600
Total		28,008,900
Tobacco 5.0%
Altria Group, Inc.	380,000	12,904,800
Philip Morris International, Inc.	130,000	11,609,000
Total		24,513,800
TOTAL CONSUMER STAPLES		64,267,100
ENERGY 19.1%
Oil, Gas & Consumable Fuels 19.1%
Anadarko Petroleum Corp.	190,000	13,161,300
Chevron Corp.	106,000	11,888,960
ConocoPhillips (a)	105,000	5,962,950
Marathon Oil Corp.	500,000	13,910,000
Marathon Petroleum Corp.	240,000	12,420,000
Valero Energy Corp.	700,000	21,882,000
Williams Companies, Inc. (The) (a)	410,000	13,230,700
Total		92,455,910
TOTAL ENERGY		92,455,910
FINANCIALS 30.3%
Capital Markets 2.5%
Morgan Stanley	805,000	12,075,000
Commercial Banks 7.6%
U.S. Bancorp	440,000	14,700,400
Wells Fargo & Co.	650,000	22,119,500
Total		36,819,900

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 11.7%
Bank of America Corp.	2,605,000	$20,813,950
Citigroup, Inc.	465,000	13,815,150
JPMorgan Chase & Co.	600,000	22,284,000
Total		56,913,100
Insurance 8.5%
MetLife, Inc.	310,000	10,580,300
Prudential Financial, Inc.	205,000	11,174,550
Unum Group (a)	1,005,000	19,607,550
Total		41,362,400
TOTAL FINANCIALS		147,170,400
HEALTH CARE 7.5%
Health Care Equipment & Supplies 2.3%
Baxter International, Inc. (a)	190,000	11,149,200
Health Care Providers & Services 2.7%
Humana, Inc.	190,000	13,315,200
Pharmaceuticals 2.5%
Bristol-Myers Squibb Co.	360,000	11,883,600
TOTAL HEALTH CARE		36,348,000
INDUSTRIALS 11.5%
Aerospace & Defense 6.3%
General Dynamics Corp. (a)	125,000	8,188,750
Honeywell International, Inc.	220,000	12,859,000
United Technologies Corp.	120,000	9,582,000
Total		30,629,750
Road & Rail 5.2%
CSX Corp. (a)	615,000	13,812,900
Union Pacific Corp.	95,000	11,536,800
Total		25,349,700
TOTAL INDUSTRIALS		55,979,450
INFORMATION TECHNOLOGY 3.0%
Communications Equipment 3.0%
Juniper Networks, Inc. (b)	820,000	14,300,800
TOTAL INFORMATION TECHNOLOGY		14,300,800

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 3.5%
Chemicals 3.5%
EI du Pont de Nemours & Co. (a)	210,000	$10,447,500
Praxair, Inc.	60,000	6,330,000
Total		16,777,500
TOTAL MATERIALS		16,777,500
UTILITIES 4.2%
Independent Power Producers & Energy Traders 4.2%
AES Corp. (The) (b)	1,800,000	20,502,000
TOTAL UTILITIES		20,502,000
Total Common Stocks (Cost: $402,722,358)		$485,643,610

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 4.8%
Repurchase Agreements 4.8%
Citibank NA dated 08/31/12, matures 09/04/12, repurchase price $5,000,111 (c)
	0.200%	5,000,000	$5,000,000
Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $5,000,133 (c)
	0.240%	$5,000,000	$5,000,000
Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $5,000,133 (c)
	0.240%	5,000,000	5,000,000
Societe Generale dated 08/31/12, matures 09/04/12, repurchase price $8,447,821 (c)
	0.200%	8,447,633	8,447,633
Total			23,447,633
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $23,447,633)			$23,447,633
Total Investments
(Cost: $426,169,991) (d)			$509,091,243(e)(f)
Other Assets & Liabilities, Net			(23,797,316)
Net Assets			$485,293,927

Notes to Portfolio of Investments

(a)	At August 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.200%)

Security Description	Value ($)
Fannie Mae REMICS	2,230,694
Fannie Mae-Aces	587,887
Freddie Mac REMICS	1,799,323
Government National Mortgage Association	482,096
Total Market Value of Collateral Securities	5,100,000

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value ($)
Freddie Mac REMICS	117,402
Ginnie Mae I Pool	4,129,130
Ginnie Mae II Pool	114,120
Government National Mortgage Association	739,348
Total Market Value of Collateral Securities	5,100,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value ($)
Fannie Mae Pool	600,862
Fannie Mae REMICS	1,564,506
Freddie Mac Non Gold Pool	170,373
Freddie Mac Reference REMIC	42
Freddie Mac REMICS	907,228
Ginnie Mae I Pool	4,750
Ginnie Mae II Pool	54,705
Government National Mortgage Association	1,797,670
Total Market Value of Collateral Securities	5,100,136

Societe Generale (0.200%)

Security Description	Value ($)
Ginnie Mae II Pool	8,616,586
Total Market Value of Collateral Securities	8,616,586

(d)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $426,170,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$111,202,000
Unrealized Depreciation	(28,281,000)
Net Unrealized Appreciation	$82,921,000

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended  August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	356,744	18,411,323	(18,768,067)	—	265	—

(f)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(s) – Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with member s of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market of specific news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description		Level 2
	Level 1 Quoted Prices in	Other Significant	Level 3 Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	37,842,450	—	—	37,842,450
Consumer Staples	64,267,100	—	—	64,267,100
Energy	92,455,910	—	—	92,455,910
Financials	147,170,400	—	—	147,170,400
Health Care	36,348,000	—	—	36,348,000
Industrials	55,979,450	—	—	55,979,450
Information Technology	14,300,800	—	—	14,300,800
Materials	16,777,500	—	—	16,777,500
Utilities	20,502,000	—	—	20,502,000
Total Equity Securities	485,643,610	—	—	485,643,610

Other
Investments of Cash Collateral Received for Securities on Loan	—	23,447,633	—	23,447,633
Total Other	—	23,447,633	—	23,447,633
Total	485,643,610	23,447,633	—	509,091,243

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Select Smaller-Cap Value Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.1%
CONSUMER DISCRETIONARY 18.4%
Auto Components 2.1%
American Axle & Manufacturing Holdings, Inc. (a)(b)	700,000	$7,819,000
Diversified Consumer Services 2.8%
Sotheby’s (a)	330,000	10,315,800
Hotels, Restaurants & Leisure 6.2%
Penn National Gaming, Inc. (a)(b)	270,000	10,608,300
Texas Roadhouse, Inc. (a)	700,000	12,019,000
Total		22,627,300
Household Durables 4.1%
Lennar Corp., Class A (a)	460,000	14,917,800
Textiles, Apparel & Luxury Goods 3.2%
Hanesbrands, Inc. (a)(b)	360,000	11,674,800
TOTAL CONSUMER DISCRETIONARY		67,354,700
CONSUMER STAPLES 8.0%
Food Products 5.3%
Dean Foods Co. (b)	620,000	10,180,400
Smithfield Foods, Inc. (a)(b)	470,000	9,080,400
Total		19,260,800
Personal Products 2.7%
Herbalife Ltd. (a)	205,000	9,919,950
TOTAL CONSUMER STAPLES		29,180,750
ENERGY 6.2%
Energy Equipment & Services 6.2%
Exterran Holdings, Inc. (a)(b)	375,000	6,896,250
Superior Energy Services, Inc. (a)(b)	460,000	9,554,200
Tetra Technologies, Inc. (a)(b)	950,000	6,089,500
Total		22,539,950
TOTAL ENERGY		22,539,950
FINANCIALS 13.0%
Insurance 13.0%
Aspen Insurance Holdings Ltd. (a)	390,000	11,341,200
Endurance Specialty Holdings Ltd. (a)	260,000	9,830,600
Hanover Insurance Group, Inc. (The)	240,000	8,565,600
Infinity Property & Casualty Corp. (a)	160,000	8,976,000

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Insurance (continued)
Lincoln National Corp. (a)	380,000	$8,823,600
Total		47,537,000
TOTAL FINANCIALS		47,537,000
HEALTH CARE 12.8%
Health Care Equipment & Supplies 2.5%
Analogic Corp. (a)	105,000	7,298,550
Sirona Dental Systems, Inc. (b)	35,000	1,859,900
Total		9,158,450
Health Care Providers & Services 4.5%
WellCare Health Plans, Inc. (b)	290,034	16,442,027
Pharmaceuticals 5.8%
Impax Laboratories, Inc. (a)(b)	481,000	11,385,270
Salix Pharmaceuticals Ltd. (a)(b)	220,000	9,671,200
Total		21,056,470
TOTAL HEALTH CARE		46,656,947
INDUSTRIALS 26.5%
Aerospace & Defense 4.0%
Cubic Corp. (a)	290,006	14,642,403
Airlines 2.4%
United Continental Holdings, Inc. (a)(b)	470,000	8,671,500
Commercial Services & Supplies 3.8%
Brink’s Co. (The)	170,000	3,784,200
Waste Connections, Inc.	345,000	9,987,750
Total		13,771,950
Construction & Engineering 3.8%
Shaw Group, Inc. (The) (b)	330,000	13,886,400
Electrical Equipment 7.3%
Belden, Inc. (a)	360,000	12,286,800
EnerSys, Inc. (a)(b)	390,000	14,527,500
Total		26,814,300
Machinery 3.6%
Mueller Industries, Inc. (a)	265,000	11,421,500
Wabash National Corp. (a)(b)	230,000	1,538,700
Total		12,960,200

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Road & Rail 1.6%
Swift Transportation Co. (b)	724,400	$5,903,860
TOTAL INDUSTRIALS		96,650,613
INFORMATION TECHNOLOGY 11.1%
IT Services 2.5%
CACI International, Inc., Class A (a)(b)	170,784	9,118,158
Semiconductors & Semiconductor Equipment 5.6%
Cypress Semiconductor Corp. (a)	849,989	9,868,372
ON Semiconductor Corp. (b)	1,690,000	10,528,700
Total		20,397,072
Software 3.0%
Comverse Technology, Inc. (b)	20	120
Quest Software, Inc. (b)	400,000	11,180,000
Total		11,180,120
TOTAL INFORMATION TECHNOLOGY		40,695,350
MATERIALS 4.1%
Chemicals 2.6%
Minerals Technologies, Inc.	140,000	9,493,400
Containers & Packaging 1.5%
Owens-Illinois, Inc. (b)	315,000	5,506,200
TOTAL MATERIALS		14,999,600
Total Common Stocks (Cost: $258,839,459)		$365,614,910

	Shares	Value

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.164% (c)(d)	136,050	$136,050
Total Money Market Funds (Cost: $136,050)		$136,050

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 25.7%
Asset-Backed Commercial Paper 0.8%
Barton Capital Corporation
09/04/12	0.200%	$2,999,867	$2,999,867
Certificates of Deposit 2.2%
Pohjola Bank PLC
09/21/12	0.280%	3,000,000	3,000,000
Skandinaviska Enskilda Banken
10/31/12	0.350%	3,000,000	3,000,000
Union Bank of Switzerland
10/10/12	0.350%	2,000,000	2,000,000
Total			8,000,000
Commercial Paper 1.1%
HSBC, Inc.
11/16/12	0.310%	3,996,831	3,996,831
Other Short-Term Obligations 0.5%
Natixis Financial Products LLC
09/04/12	0.500%	2,000,000	2,000,000
Repurchase Agreements 21.1%
Citibank NA dated 08/31/12, matures 09/04/12, repurchase price $2,000,044 (e)
	0.200%	2,000,000	2,000,000
Citigroup Global Markets, Inc. dated 08/31/12, matures 09/04/12, repurchase price $2,000,047 (e)
	0.210%	2,000,000	2,000,000
Credit Suisse Securities (USA) LLC dated 08/28/12, matures 09/04/12, repurchase price $5,000,078 (e)
	0.140%	5,000,000	5,000,000
Mizuho Securities USA, Inc. (e)
dated 08/31/12, matures 09/04/12,
repurchase price $10,000,256
	0.230%	10,000,000	10,000,000
repurchase price $5,000,133
	0.240%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 08/31/12, matures 09/04/12, repurchase price $40,001,067 (e)
	0.240%	40,000,000	40,000,000
Nomura Securities dated 08/31/12, matures 09/04/12, repurchase price $10,000,256 (e)
	0.230%	10,000,000	10,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $1,000,036 (e)
	0.320%	$1,000,000	$1,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements (continued)
Societe Generale dated 08/31/12, matures 09/04/12, repurchase price $1,927,435 (e)
	0.200%	$1,927,392	$1,927,392
Total			76,927,392
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $93,924,090)			$93,924,090
Total Investments
(Cost: $352,899,599) (f)			$459,675,050(g)
Other Assets & Liabilities, Net			(94,226,749)
Net Assets			$365,448,301

Notes to Portfolio of Investments

(a)	At August 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Realized Gain/Loss ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	—	8,167,758	(8,031,708)	—	136,050	—	161	136,050

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.200%)

Security Description	Value ($)
Fannie Mae REMICS	892,278
Fannie Mae-Aces	235,155
Freddie Mac REMICS	719,729
Government National Mortgage Association	192,838
Total Market Value of Collateral Securities	2,040,000

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	654,169
Fannie Mae-Aces	224,485
Freddie Mac REMICS	871,955
Government National Mortgage Association	289,391
Total Market Value of Collateral Securities	2,040,000

Credit Suisse Securities (USA) LLC (0.140%)

Security Description	Value ($)
United States Treasury Bill	106,335
United States Treasury Inflation Indexed Bonds	227,289
United States Treasury Note/Bond	4,766,454
Total Market Value of Collateral Securities	5,100,078

Mizuho Securities USA, Inc. (0.230%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	1,709,281
United States Treasury Note/Bond	7,364,116
United States Treasury Strip Coupon	923,545
United States Treasury Strip Principal	203,058
Total Market Value of Collateral Securities	10,200,000

Mizuho Securities USA, Inc. (0.240%)

Security Description	Value ($)
Freddie Mac REMICS	117,402
Ginnie Mae I Pool	4,129,130
Ginnie Mae II Pool	114,120
Government National Mortgage Association	739,348
Total Market Value of Collateral Securities	5,100,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value ($)
Fannie Mae Pool	4,806,892
Fannie Mae REMICS	12,516,046
Freddie Mac Non Gold Pool	1,362,992
Freddie Mac Reference REMIC	338
Freddie Mac REMICS	7,257,822
Ginnie Mae I Pool	37,997
Ginnie Mae II Pool	437,640
Government National Mortgage Association	14,381,361
Total Market Value of Collateral Securities	40,801,088

Nomura Securities (0.230%)

Security Description	Value ($)
Fannie Mae Pool	7,002,669
Freddie Mac Gold Pool	3,197,331
Total Market Value of Collateral Securities	10,200,000

Pershing LLC (0.320%)

Security Description	Value ($)
Fannie Mae REMICS	239,721
Federal Home Loan Banks	4,762
Freddie Mac Reference REMIC	1
Freddie Mac REMICS	58,714
Ginnie Mae I Pool	142,858
Ginnie Mae II Pool	332,553
Government National Mortgage Association	14,807
United States Treasury Note/Bond	226,584
Total Market Value of Collateral Securities	1,020,000

Societe Generale (0.200%)

Security Description	Value ($)
Ginnie Mae II Pool	1,965,940
Total Market Value of Collateral Securities	1,965,940

(f)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $352,900,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$125,626,000
Unrealized Depreciation	(18,851,000)
Net Unrealized Appreciation	$106,775,000

(g)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	67,354,700	—	—	67,354,700
Consumer Staples	29,180,750	—	—	29,180,750
Energy	22,539,950	—	—	22,539,950
Financials	47,537,000	—	—	47,537,000
Health Care	46,656,947	—	—	46,656,947
Industrials	96,650,613	—	—	96,650,613
Information Technology	40,695,350	—	—	40,695,350
Materials	14,999,600	—	—	14,999,600
Total Equity Securities	365,614,910	—	—	365,614,910

Other
Money Market Funds	136,050	—	—	136,050
Investments of Cash Collateral Received for Securities on Loan	—	93,924,090	—	93,924,090
Total Other	136,050	93,924,090	—	94,060,140
Total	365,750,960	93,924,090	—	459,675,050

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Portfolio of Investments

Columbia Seligman Communications and Information Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.7%

HEALTH CARE 1.4%
Health Care Equipment & Supplies 0.4%
St. Jude Medical, Inc.	397,100	$14,994,496
Life Sciences Tools & Services 1.0%
Agilent Technologies, Inc.	658,000	24,451,280
Thermo Fisher Scientific, Inc.	222,600	12,766,110
Total		37,217,390
TOTAL HEALTH CARE		52,211,886
INDUSTRIALS 0.2%
Commercial Services & Supplies 0.2%
Performant Financial Corp. (a)	621,169	6,739,684
TOTAL INDUSTRIALS		6,739,684
INFORMATION TECHNOLOGY 94.1%
Communications Equipment 5.9%
Cisco Systems, Inc.	4,493,300	85,732,164
Flashpoint Technology, Inc. (b)(c)(d)	246,914	—
Nortel Networks Corp. (a)	819	7
QUALCOMM, Inc.	1,948,984	119,784,557
Radware, Ltd. (a)	370,796	12,106,489
Total		217,623,217
Computers & Peripherals 18.2%
Apple, Inc.	458,900	305,278,636
Dell, Inc. (a)	3,212,900	34,024,611
Electronics for Imaging, Inc. (a)(e)	4,675,900	72,242,655
EMC Corp. (a)(f)	4,275,500	112,402,895
NCR Corp. (a)	1,656,400	37,086,796
NetApp, Inc. (a)	3,085,400	106,508,008
Total		667,543,601
Electronic Equipment, Instruments & Components 3.8%
Arrow Electronics, Inc. (a)	544,800	19,749,000
Avnet, Inc. (a)	2,472,900	79,652,109
Flextronics International Ltd. (a)	3,591,300	24,169,449
Murata Manufacturing Co., Ltd. (f)	173,500	8,635,122
Vishay Intertechnology, Inc. (a)(f)	917,900	8,775,124
Total		140,980,804
Internet Software & Services 0.2%
Dena Co., Ltd. (f)	232,000	6,465,696
IT Services 4.7%
Amdocs Ltd. (a)	3,445,446	111,081,179
Global Payments, Inc.	401,700	16,730,805

Issuer	Shares	Value

Common Stocks (continued)

INFORMATION TECHNOLOGY (CONTINUED)
IT Services (continued)
VeriFone Systems, Inc. (a)(f)	299,700	$10,411,578
Visa, Inc., Class A	281,900	36,153,675
Total		174,377,237
Office Electronics 1.5%
Xerox Corp.	7,585,600	55,905,872
Semiconductors & Semiconductor Equipment 22.0%
Advanced Micro Devices, Inc. (a)(f)	34,695,145	129,065,940
Broadcom Corp., Class A	2,085,400	74,094,262
KLA-Tencor Corp.	3,296,104	169,123,096
Lam Research Corp. (a)	3,963,125	135,261,456
LSI Corp. (a)	1,997,100	15,557,409
Marvell Technology Group Ltd.	4,475,049	45,555,999
Microchip Technology, Inc. (f)	805,800	28,001,550
Microsemi Corp. (a)(f)	2,663,100	53,022,321
NXP Semiconductor NV (a)	461,100	10,752,852
Samsung Electronics Co., Ltd.	17,100	18,660,926
Semtech Corp. (a)(f)	884,100	21,678,132
Spansion, Inc., Class A (a)	2,066,223	23,616,929
Teradyne, Inc. (a)(f)	5,341,200	83,429,544
Total		807,820,416
Software 37.8%
Cadence Design Systems, Inc. (a)(f)	2,595,600	34,261,920
Check Point Software Technologies Ltd. (a)(f)	1,871,843	86,273,244
Citrix Systems, Inc. (a)	483,400	37,555,346
Fortinet, Inc. (a)	141,200	3,743,212
Informatica Corp. (a)	416,700	13,584,420
Mentor Graphics Corp. (a)(f)	611,100	10,101,483
Microsoft Corp.	6,100,900	188,029,738
Nuance Communications, Inc. (a)(f)	6,951,600	165,795,660
Oracle Corp.	4,114,700	130,230,255
Parametric Technology Corp. (a)(f)	5,598,470	118,967,487
Rovi Corp. (a)	3,004,600	46,090,564
Symantec Corp. (a)	11,777,000	209,983,910
Synopsys, Inc. (a)(e)	9,728,803	321,342,363
VMware, Inc., Class A (a)(f)	248,700	22,144,248
Total		1,388,103,850
TOTAL INFORMATION TECHNOLOGY		3,458,820,693
UTILITIES —%
Independent Power Producers & Energy Traders —%
Miasole (b)(d)	805,620	1

Issuer	Shares	Value

Common Stocks (continued)

UTILITIES (CONTINUED)
TOTAL UTILITIES		1
Total Common Stocks (Cost: $3,193,272,135)		$3,517,772,264

Convertible Preferred Stocks 0.1%
INFORMATION TECHNOLOGY 0.1%
Computers & Peripherals 0.1%
Silver Peak Systems, Inc. (a)(b)(d)	2,620,545	$2,148,847
TOTAL INFORMATION TECHNOLOGY		2,148,847
UTILITIES —%
Independent Power Producers & Energy Traders —%
Miasole (a)(b)(c)(d)	62,288	—
TOTAL UTILITIES		—
Total Convertible Preferred Stocks (Cost: $10,310,464)		$2,148,847

Warrants —%
UTILITIES —%
Independent Power Producers & Energy Traders —%
Miasole Promissory Note (a)(b)(c)(d)	1	$—
TOTAL UTILITIES		—
Total Warrants (Cost: $21)		$—

Issuer	Shares	Value

Money Market Funds 4.3%
Columbia Short-Term Cash Fund, 0.164% (e)(g)	159,343,907	$159,343,907
Total Money Market Funds (Cost: $159,343,907)		$159,343,907

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 10.2%

Asset-Backed Commercial Paper 2.0%
Antalis SA
09/06/12	0.270%	$14,999,212	$14,999,212
Atlantis One
10/17/12	0.541%	4,986,275	4,986,275
12/03/12	0.350%	4,993,971	4,993,971
Kells Funding LLC
10/12/12	0.612%	4,984,581	4,984,581
10/17/12	0.451%	5,991,975	5,991,975
11/26/12	0.330%	4,995,875	4,995,875
Manhattan Asset Funding Co. LLC
09/12/12	0.210%	4,999,329	4,999,329
Scaldis Capital LLC
09/19/12	0.390%	5,997,725	5,997,725
Suncorp Metway Ltd.
10/09/12	0.450%	9,992,125	9,992,125
Surrey Funding Corp.
10/03/12	0.290%	9,995,006	9,995,006
Total			71,936,074

Certificates of Deposit 4.9%
Australia and New Zealand Banking Group Ltd.
10/09/12	0.460%	12,000,000	12,000,000
Credit Suisse
11/08/12	0.403%	2,000,000	2,000,000
DZ Bank AG
09/07/12	0.330%	5,000,000	5,000,000
10/17/12	0.420%	5,000,000	5,000,000
11/23/12	0.360%	4,995,404	4,995,404
Deutsche Bank AG
10/09/12	0.750%	10,000,000	10,000,000
Development Bank of Singapore Ltd.
09/24/12	0.250%	10,000,000	10,000,000
Hong Kong Shanghai Bank Corp., Ltd.
09/04/12	0.250%	10,000,000	10,000,000
Mitsubishi UFJ Trust and Banking Corp.
10/12/12	0.530%	5,000,000	5,000,000
Mizuho Corporate Bank Ltd.
10/25/12	0.340%	15,000,000	15,000,000
National Australia Bank
10/29/12	0.291%	4,999,889	4,999,889
Norinchukin Bank
11/19/12	0.370%	10,000,000	10,000,000
11/21/12	0.370%	10,000,000	10,000,000
Pohjola Bank PLC
09/21/12	0.280%	15,000,000	15,000,000
Rabobank
10/26/12	0.515%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)

Certificates of Deposit (continued)
Skandinaviska Enskilda Banken
10/31/12	0.350%	$10,000,000	$10,000,000
Standard Chartered Bank PLC
10/05/12	0.315%	15,000,181	15,000,181
Sumitomo Mitsui Banking Corp.
10/24/12	0.330%	10,000,000	10,000,000
Sumitomo Trust & Banking Co., Ltd.
09/17/12	0.470%	5,000,000	5,000,000
11/01/12	0.486%	5,000,000	5,000,000
Union Bank of Switzerland
10/11/12	0.350%	12,000,000	12,000,000
Total			180,995,474

Commercial Paper 1.3%
Caisse d’Amortissement de la Dette Sociale
09/19/12	0.300%	4,996,125	4,996,125
Credit Suisse
09/10/12	0.340%	4,995,750	4,995,750
DnB NOR
10/10/12	0.511%	11,968,890	11,968,890
HSBC, Inc.
11/16/12	0.310%	11,990,493	11,990,493
PB Capital Corp.
09/10/12	0.751%	4,993,646	4,993,646
Suncorp Metway Ltd.
10/09/12	0.450%	9,992,250	9,992,250
Total			48,937,154

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Repurchase Agreements 2.0%
Citigroup Global Markets, Inc. dated 08/31/12, matures 09/04/12, repurchase price $3,000,070 (h)
	0.210%	$3,000,000	$3,000,000
Credit Suisse Securities (USA) LLC dated 08/28/12, matures 09/04/12, repurchase price $5,000,078 (h)
	0.140%	5,000,000	5,000,000
Mizuho Securities USA, Inc. dated 08/31/12, matures 09/04/12, repurchase price $15,000,383 (h)
	0.230%	15,000,000	15,000,000
Natixis Financial Products, Inc. (h)
dated 08/31/12, matures 09/04/12,
repurchase price $15,000,400
	0.240%	15,000,000	15,000,000
repurchase price $8,000,196
	0.220%	8,000,000	8,000,000
Pershing LLC dated 08/31/12, matures 09/04/12, repurchase price $3,000,107 (h)
	0.320%	3,000,000	3,000,000
Societe Generale dated 08/31/12, matures 09/04/12, repurchase price $25,068,153 (h)
	0.200%	25,067,596	25,067,596
Total			74,067,596
Total Investments of Cash Collateral Received for Securities on Loan (Cost: $375,936,298)			$375,936,298
Total Investments
(Cost: $3,738,862,825) (i)			$4,055,201,316(j)
Other Assets & Liabilities, Net			(377,248,596)
Net Assets			$3,677,952,720

Notes to Portfolio of Investments

(a)	Non-income producing.
(b)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2012 was $2,148,848, representing 0.06% of net assets. Information concerning such security holdings at August 31, 2012 was as follows:

Security Description	Acquisition Dates	Cost ($)
Flashpoint Technology, Inc.	09-10-99	1,000,844
Miasole	07-10-08	10,032,163
Miasole Convertible Preferred	09-10-10-10-07-10	268,690
Miasole Promissory Note	09-10-10	21
Silver Peak Systems, Inc.	01-14-08	10,041,774

(c)	Negligible market value.

(d)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2012, the value of these securities amounted to $2,148,848, which represents 0.06% of net assets.

(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	209,192,452	274,535,549	(324,384,094)	159,343,907	72,669	159,343,907
Electronics for Imaging, Inc.	111,963,946	—	—	111,963,946	—	72,242,655
Synopsys, Inc.	237,362,032	—	—	237,362,032	—	321,342,363
Total	558,518,430	274,535,549	(324,384,094)	508,669,885	72,669	552,928,925

(f)	At August 31, 2012, security was partially or fully on loan.
(g)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(h)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citigroup Global Markets, Inc. (0.210%)

Security Description	Value ($)
Fannie Mae REMICS	981,254
Fannie Mae-Aces	336,727
Freddie Mac REMICS	1,307,933
Government National Mortgage Association	434,086
Total Market Value of Collateral Securities	3,060,000

Credit Suisse Securities (USA) LLC (0.140%)

Security Description	Value ($)
United States Treasury Bill	106,335
United States Treasury Inflation Indexed Bonds	227,289
United States Treasury Note/Bond	4,766,454
Total Market Value of Collateral Securities	5,100,078

Mizuho Securities USA, Inc. (0.230%)

Security Description	Value ($)
United States Treasury Inflation Indexed Bonds	2,563,922
United States Treasury Note/Bond	11,046,173
United States Treasury Strip Coupon	1,385,318
United States Treasury Strip Principal	304,587
Total Market Value of Collateral Securities	15,300,000

Natixis Financial Products, Inc. (0.240%)

Security Description	Value ($)
Fannie Mae Pool	1,802,585
Fannie Mae REMICS	4,693,517
Freddie Mac Non Gold Pool	511,122
Freddie Mac Reference REMIC	127
Freddie Mac REMICS	2,721,683
Ginnie Mae I Pool	14,249
Ginnie Mae II Pool	164,115
Government National Mortgage Association	5,393,010
Total Market Value of Collateral Securities	15,300,408

Natixis Financial Products, Inc. (0.220%)

Security Description	Value ($)
United States Treasury Bill	704,696
United States Treasury Note/Bond	7,455,504
Total Market Value of Collateral Securities	8,160,200

Pershing LLC (0.320%)

Security Description	Value ($)
Fannie Mae REMICS	719,163
Federal Home Loan Banks	14,286
Freddie Mac Reference REMIC	2
Freddie Mac REMICS	176,143
Ginnie Mae I Pool	428,574
Ginnie Mae II Pool	997,659
Government National Mortgage Association	44,421
United States Treasury Note/Bond	679,752
Total Market Value of Collateral Securities	3,060,000

Societe Generale (0.200%)

Security Description	Value ($)
Ginnie Mae II Pool	25,568,948
Total Market Value of Collateral Securities	25,568,948

(i)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $3,738,863,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$609,407,000
Unrealized Depreciation	(293,069,000)
Net Unrealized Appreciation	$316,338,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

REMIC(S)	Real Estate Mortgage Investment Conduit(s)

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated May 31, 2012.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Health Care	52,211,886	—	—	52,211,886
Industrials	6,739,684	—	—	6,739,684
Information Technology	3,425,058,949	33,761,744	—	3,458,820,693
Utilities	—	—	1	1
Convertible Preferred Stocks
Information Technology	—	—	2,148,847	2,148,847
Total Equity Securities	3,484,010,519	33,761,744	2,148,848	3,519,921,111

Other
Money Market Funds	159,343,907	—	—	159,343,907
Investments of Cash Collateral Received for Securities on Loan	—	375,936,298	—	375,936,298
Total Other	159,343,907	375,936,298	—	535,280,205
Total	3,643,354,426	409,698,042	2,148,848	4,055,201,316

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Common Stocks ($)	Convertible Preferred Stocks ($)	Total ($)
Balance as of May 31, 2012	1	2,070,231	2,070,232
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)(a)	—	78,616	78,616
Sales	—	—	—
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of August 31, 2012	1	2,148,847	2,148,848

(a)Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2012 was $78,616, which is comprised of Convertible Preferred Stocks.

The Fund does not hold any significant investments with unobservable inputs which are categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Common Stock and Convertible Preferred Stocks classified as Level 3 are valued using a market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the Fund’s pro-rata interest in the Company’s capital balance, estimated earnings of the respective company, and the position of the security within the respective company’s capital structure.

Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in the fund’s pro-rata interest would result in a change to the limited partnership’s capital balance.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia U.S. Government Mortgage Fund

August 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency(a) 105.9%

Federal Home Loan Mortgage Corp. (b)
01/01/42- 07/01/42	3.500%	$79,994,634	$85,665,269
03/01/41- 11/01/41	4.000%	42,641,998	45,947,423
07/01/39- 07/01/41	4.500%	51,185,616	56,358,114
11/01/17- 09/01/41	5.000%	112,998,436	124,017,780
01/01/30- 08/01/38	5.500%	49,618,276	54,266,035
04/01/33- 03/01/38	6.000%	49,041,003	54,024,184
12/01/16- 08/01/34	6.500%	1,791,518	2,014,991
04/01/17- 08/01/29	7.000%	172,367	188,244
06/01/15	7.500%	139,135	146,703
10/01/17- 06/01/31	8.000%	267,470	323,630
01/01/20	10.500%	17,515	17,604
CMO IO Series 4093 Class C
01/15/38	6.479%	24,000,000	6,815,983
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO Series 3913 Class SW
09/15/40	6.361%	13,123,349	2,102,070
CMO IO Series 2008-36 Class YI
07/25/36	6.965%	14,056,557	2,566,106
CMO IO Series 2136 Class S
03/15/29	7.411%	1,871,008	300,006
CMO IO Series 2471 Class SI
03/15/32	7.711%	115,602	26,122
CMO IO Series 2936 Class AS
02/15/35	5.861%	4,838,906	688,951
CMO IO Series 2950 Class SM
03/15/35	6.461%	2,783,975	296,437
CMO IO Series 2957 Class SW
04/15/35	5.761%	6,933,793	1,162,633
CMO IO Series 3122 Class IS
03/15/36	6.461%	14,818,556	2,249,626
CMO IO Series 3280 Class SI
02/15/37	6.201%	7,671,943	1,061,505
CMO IO Series 3453 Class W
12/15/32	7.151%	16,653,506	3,804,377
CMO IO Series 3550 Class EI
07/15/39	6.161%	24,527,339	4,243,799
CMO IO Series 3588 Class WI
10/15/12	6.054%	6,685,329	507
CMO IO Series 3600 Class DI
01/15/13	1.718%	3,846,757	14,794
CMO IO Series 3630 Class AI
03/15/17	1.931%	1,253,025	48,029
CMO IO Series 3708 Class SA
05/15/40	6.211%	7,135,101	930,955
CMO IO Series 3761 Class KS
06/15/40	5.761%	4,908,542	714,259
CMO IO Series 3922 Class SH
09/15/41	5.661%	36,176,953	7,472,455

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)

CMO IO Series 3960 Class SL
11/15/41	6.261%	$9,574,491	$2,622,583
CMO IO Series 3984 Class QS
12/15/39	6.361%	21,515,603	4,108,105
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO Series 4073 Class AS
08/15/38	5.811%	20,801,657	4,432,351
Federal Home Loan Mortgage Corp. (b)(d)
CMO IO Series 2639 Class UI
03/15/22	5.000%	221,992	7,265
CMO IO Series 3759 Class LI
11/15/34	4.000%	12,847,615	929,124
CMO IO Series 3786 Class PI
12/15/37	4.500%	12,066,740	1,674,388
CMO IO Series 3800 Class HI
01/15/40	4.500%	10,683,308	1,558,024
CMO IO Series 3807 Class NI
11/15/35	4.500%	35,871,114	4,513,429
CMO IO Series 3907 Class AI
05/15/40	5.000%	30,084,553	6,222,448
Federal Home Loan Mortgage Corp. (b)(c)(d)
CMO IO Series 4066 Class SC
12/15/38	6.411%	26,920,865	6,614,357
Federal Home Loan Mortgage Corp. (b)(e)
09/01/27	2.500%	49,250,000	51,096,875
09/01/42	3.500%	25,000,000	26,449,220
09/01/42	4.000%	10,000,000	10,695,312
Federal National Mortgage Association (b)
05/01/27	2.500%	27,916,084	29,043,038
02/01/27- 04/01/27	3.000%	46,234,781	49,245,121
10/01/14	3.380%	2,400,680	2,503,561
03/01/42- 09/01/42	3.500%	66,411,815	71,287,019
07/01/19- 06/13/42	4.000%	251,363,808	272,478,833
06/01/25- 09/01/41	4.500%	202,111,762	222,482,037
02/01/18- 09/01/41	5.000%	191,935,495	212,699,443
03/01/23- 04/01/41	5.500%	106,821,220	118,741,022
03/01/17- 09/01/38	6.000%	16,525,301	18,365,520
08/01/16- 10/01/37	6.500%	23,671,809	26,905,117
10/01/12- 01/01/33	7.000%	4,539,172	5,340,978
01/01/17- 09/01/28	7.500%	433,071	515,956
03/01/13- 04/01/25	8.000%	261,420	300,724
11/01/37	8.500%	62,871	72,793
10/01/31	9.500%	94,235	102,712
Federal National Mortgage Association (b)(c)(d)
CMO IO Series 2002-60 Class SA
02/25/31	8.015%	3,477,683	605,252
CMO IO Series 2003-32 Class VS

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)

01/25/33	7.365%	$4,806,443	$650,547
CMO IO Series 2004-46 Class SI
05/25/34	5.765%	9,831,879	1,426,120
CMO IO Series 2004-54 Class SW
06/25/33	5.765%	7,355,129	757,847
CMO IO Series 2005-57 Class NI
07/25/35	6.465%	8,605,580	1,631,335
CMO IO Series 2005-7 Class SC
02/25/35	6.465%	11,220,206	1,196,153
CMO IO Series 2005-99 Class AI
12/25/35	6.415%	29,866,401	4,522,323
CMO IO Series 2006-5 Class N2
02/25/35	2.119%	78,739,127	5,589,076
CMO IO Series 2006-60 Class UI
07/25/36	6.915%	6,005,429	1,225,537
CMO IO Series 2007-102 Class ST
11/25/37	6.205%	6,240,846	1,186,938
CMO IO Series 2007-5 Class SC
02/25/37	5.875%	3,463,984	508,000
CMO IO Series 2007-54 Class DI
06/25/37	5.865%	40,270,602	6,853,799
CMO IO Series 2008-7 Class SA
02/25/38	7.315%	3,886,464	834,428
CMO IO Series 2010-149 Class SJ
01/25/41	6.265%	19,301,098	3,767,132
CMO IO Series 2011-51 Class CI
06/25/41	5.765%	26,595,578	6,472,207
CMO IO Series 2012-74 Class AS
03/25/39	5.815%	13,424,858	2,728,417
CMO IO Series 2012-80 Class AS
02/25/39	5.815%	14,468,017	3,632,365
CMO IO Series 2012-80 Class DS
06/25/39	6.415%	13,493,854	3,825,884
CMO IO Series 2012-87 Class NS
02/25/39	5.815%	21,082,086	4,912,499
CMO IO Series 2012-87 SQ
08/25/42	6.065%	8,704,579	2,511,533
CMO IO Series 2012-89 Class SD
04/25/39	5.815%	21,179,159	5,187,699
CMO IO Series 2012-9 Class CS
02/25/42	6.315%	49,745,759	9,456,480
Federal National Mortgage Association (b)(d)
CMO IO Series 2003-119 Class GI
12/25/33	4.500%	318,973	47,580
CMO IO Series 2009-7 Class LI
02/25/39	7.000%	9,432,386	1,853,604
CMO IO Series 2011-142 Class CI
07/25/41	5.500%	39,119,044	4,953,113
Federal National Mortgage Association (b)(c)(d)
CMO IO Series 2012-101 Class SC
09/25/42	5.759%	40,796,009	11,543,802
Federal National Mortgage Association (b)(e)
09/01/27	2.500%	286,750,000	297,861,562
10/01/27- 09/01/42	3.000%	187,500,000	195,872,588
09/01/42	3.500%	14,000,000	14,842,187
Federal National Mortgage Association (b)(f)

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (a) (continued)

01/01/33- 05/01/33	5.500%	$2,296,622	$2,562,887
06/01/29- 09/01/36	6.000%	7,796,623	8,711,042
05/01/32	6.500%	51,459	59,550
Government National Mortgage Association (b)
09/15/33- 05/15/40	5.000%	16,204,997	18,038,393
12/15/32	6.000%	182,493	208,677
12/15/31- 02/15/32	6.500%	624,383	741,039
02/15/30- 03/15/30	7.000%	156,381	187,638
11/15/14	8.000%	1,827	1,854
Government National Mortgage Association (b)(c)(d)
CMO IO Series 2004-32 Class HS
05/16/34	6.362%	4,906,400	981,053
CMO IO Series 2012-41 Class SA
03/20/42	6.363%	16,168,254	4,261,659
CMO IO Series 2012-48 Class SA
04/16/42	6.412%	26,081,576	5,471,855
CMO IO Series 2012-94 Class SB
07/20/42	6.363%	38,210,898	12,207,885
Government National Mortgage Association (b)(d)
CMO IO Series 2007-17 Class CI
04/16/37	7.500%	1,983,363	468,863
CMO IO Series 2010-116 Class IL
06/20/38	4.500%	9,506,108	1,045,118
CMO IO Series 2010-133 Class QI
09/16/34	4.000%	27,443,628	2,286,340
CMO IO Series 2010-152 Class KI
07/20/36	4.000%	20,662,542	1,806,803
CMO IO Series 2010-165 Class IL
08/20/36	4.000%	10,043,314	874,414
CMO IO Series 2010-167 Class GI
02/20/38	4.000%	8,134,138	964,326
CMO IO Series 2012-94 Class BI
05/20/37	4.000%	22,926,141	4,490,603
Government National Mortgage Association (b)(e)
09/01/42	4.000%	8,000,000	8,773,750
Vendee Mortgage Trust (b)(c)(d)
CMO IO Series 1998-1 Class 2IO
03/15/28	0.410%	3,431,094	28,386
CMO IO Series 1998-3 Class IO
03/15/29	0.262%	4,141,301	19,443
Total Residential Mortgage-Backed Securities - Agency (Cost: $2,227,844,200)			$2,279,123,531

Residential Mortgage-Backed Securities - Non-Agency 9.9%

American General Mortgage Loan Trust (b)(c)(g)
CMO Series 2010-1A Class A1
03/25/58	5.150%	12,129,080	12,247,448
CMO Series 2010-1A Class A3
03/25/58	5.650%	12,000,000	12,546,024
CMO Series 2010-1A Class A4

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

03/25/58	5.650%	$8,000,000	$8,222,824
BCAP LLC Trust CMO Series 2010-RR6 Class 6A1 (b)(c)(g)
07/26/37	4.000%	451,829	452,636
BNPP Mortgage Securities LLC CMO Series 2009-1 Class A1 (b)(g)
08/27/37	6.000%	3,631,620	3,813,432
Banc of America Funding Corp. CMO Series 2005-1 Class 1A7 (b)
02/25/35	5.500%	52,982	52,886
Baron Capital Enterprises, Inc. (b)(g)
02/15/30	2.613%	9,121,129	9,020,897
Castle Peak Loan Trust (b)(c)(g)
CMO Series 2011-1 Class 22A2
05/25/52	9.533%	4,182,000	4,166,318
CMO Series 2012-1A Class A2
05/25/52	9.909%	17,200,000	17,200,000
Castle Peak Loan Trust (b)(h)
CMO Series 2010-NPL1 Class B
12/25/50	8.000%	12,788,866	12,773,520
CMO Series 2012-1A Class A1
05/25/52	5.000%	21,498,017	21,498,017
Cendant Mortgage Corp. CMO Series 2003-9 Class 2A1 (b)(c)
11/25/18	4.827%	1,122,491	1,140,414
Chase Mortgage Finance Corp. CMO Series 2003-S13 Class A9 (b)
11/25/33	6.000%	3,805,709	3,905,715
Citicorp Mortgage Securities, Inc. CMO Series 2005-8 Class 1A3 (b)
11/25/35	5.500%	5,224,694	5,209,187
Citigroup Mortgage Loan Trust, Inc. (b)(c)(g)
CMO Series 2009-7 Class 4A2
09/25/35	2.613%	5,600,980	3,625,756
CMO Series 2009-10 Class 1A2
09/25/33	2.449%	1,191,958	663,238
CMO Series 2009-11 Class 1A2
02/25/37	2.951%	710,201	400,792
CMO Series 2009-3 Class 4A3
10/25/33	2.438%	1,445,000	897,062
CMO Series 2009-9 Class 1A3
04/25/34	4.941%	2,489,441	1,645,849
CMO Series 2010-7 Class 3A4
12/25/35	6.927%	3,000,000	3,192,840
Citigroup Mortgage Loan Trust, Inc. (b)(g)
CMO Series 2009-12 Class 1A2
11/25/35	5.750%	1,642,355	1,551,259
CMO Series 2009-2 Class 4A2
03/25/36	5.500%	5,276,022	5,058,316
CMO Series 2009-4 Class 10A2
02/25/36	5.500%	2,019,061	1,896,369
CMO Series 2010-6 Class 1A1
05/25/35	4.750%	1,517,034	1,526,799

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

Countrywide Asset-Backed Certificates CMO Series 2005-IM1 Class A2 (b)(c)
11/25/35	0.516%	$7,858,752	$7,850,618
Countrywide Home Loan Mortgage Pass-Through Trust CMO Series 2002-31 Class A1 (b)
01/25/33	5.750%	2,030,045	2,134,650
Credit Suisse Mortgage Capital Certificates (b)(c)
CMO Series 2012-6R Class 1A1
11/26/37	6.011%	4,894,892	4,891,527
Credit Suisse Mortgage Capital Certificates (b)(c)(g)
CMO Series 2009-12R Class 30A1
12/27/36	6.109%	25,363	25,407
CMO Series 2009-2R Class 1A16
09/26/34	2.616%	20,000,000	16,188,924
CMO Series 2010-1R Class 37A1
02/27/37	5.000%	208,155	207,878
Credit Suisse Mortgage Capital Certificates (b)(g)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	464,176	471,293
CMO Series 2010-1R Class 47A1
04/27/37	5.000%	50,313	50,192
Deutsche Mortgage Securities, Inc. CMO Series 2003-1 Class 1A7 (b)
04/25/33	5.500%	1,094,550	1,132,073
First Horizon Asset Securities, Inc. CMO Series 2005-8 Class 1A7 (b)
03/25/18	5.750%	304,543	303,676
GSAA Trust Series 2005-9 Class 2A2 (b)(c)
08/25/35	0.486%	405,427	406,693
JPMorgan Reremic (b)(c)(g)
CMO Series 2009-13 Class 2A2
09/26/35	2.613%	2,843,299	1,291,973
CMO Series 2009-3 Class 1A2
02/26/35	2.608%	1,449,242	762,971
Jefferies & Co., Inc. (b)(c)(g)
CMO Series 2009-R6 Class 4A2
04/26/35	4.867%	5,125,699	3,745,539
Jefferies & Co., Inc. (b)(g)
CMO Series 2010-R4 Class 2A2
10/26/35	5.500%	3,226,336	3,346,746
PennyMac Loan Trust Series 2011-NPL1 Class A (b)(c)(g)
09/25/51	5.250%	5,505,563	5,509,262
Prime Mortgage Trust CMO Series 2004-CL1 Class 3A1 (b)(c)
02/25/34	6.814%	5,674,567	6,199,884
RBSSP Resecuritization Trust (b)(c)(g)
CMO Series 2009-12 Class 9A1
03/25/36	5.482%	4,227,870	3,810,224
RBSSP Resecuritization Trust (b)(g)
CMO Series 2009-1 Class 4A1
10/26/35	5.500%	412,319	412,930
RBSSP Resecurization Trust (b)(c)(g)
CMO Series 2012-5 Class 2A1

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)

10/26/36	5.750%	$8,589,900	$8,654,324
Vericrest Opportunity Loan Transferee CMO Series 2011-NL2A Class A1 (b)(c)(g)
06/25/51	5.682%	369,624	369,967
Wells Fargo Mortgage-Backed Securities Trust (b)
CMO Series 2005-12 Class 1A3
11/25/35	5.500%	6,619,980	6,660,932
CMO Series 2005-14 Class 2A1
12/25/35	5.500%	278,601	283,203
CMO Series 2005-18 Class 2A6
01/25/36	5.500%	3,141,430	3,168,330
CMO Series 2007-12 Class A9
09/25/37	5.500%	44,978	44,844
Wells Fargo Mortgage-Backed Securities Trust (b)(c)
CMO Series 2004-Q Class 1A2
09/25/34	2.608%	2,470,905	2,521,995

Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $192,815,058)			$213,153,653

Commercial Mortgage-Backed Securities - Agency 1.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates CMO Series K001 Class A2 (b)(c)
04/25/16	5.651%	1,072,940	1,200,050
Federal National Mortgage Association (b)
05/01/24	5.030%	3,490,069	3,998,191
10/01/19	4.430%	4,823,323	5,554,033
10/01/19	4.420%	4,252,260	4,894,259
01/01/20	4.570%	1,086,721	1,260,889
01/01/20	4.600%	1,787,341	2,076,923
CMO Series 2010-M4 Class A1
06/25/20	2.520%	2,094,603	2,202,546

Total Commercial Mortgage-Backed Securities - Agency (Cost: $18,598,949)			$21,186,891

Commercial Mortgage-Backed Securities - Non-Agency 1.9%

Commercial Mortgage Pass-Through Certificates Series 2011-STRT Class A (b)(g)
12/10/24	2.555%	5,000,000	5,006,785
Greenwich Capital Commercial Funding Corp. Series 2005-GG5 Class AM (b)(c)
04/10/37	5.277%	10,000,000	10,230,970
Merrill Lynch Mortgage Investors, Inc. CMO IO Series 1998-C3 Class IO (b)(c)(d)
12/15/30	0.499%	1,863,857	16,464
Morgan Stanley Capital I, Inc. Series 2003-IQ6 Class A4 (b)
12/15/41	4.970%	2,660,000	2,771,725

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)

Morgan Stanley Reremic Trust Series 2009-GG10 Class A4 (b)(c)(g)
08/12/45	5.983%	$9,750,000	$10,284,817
S2 Hospitality LLC Series 2012-LV1 Class A (b)(g)
04/15/25	4.500%	11,634,476	11,688,783

Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $39,833,904)			$39,999,544

Asset-Backed Securities - Non-Agency 2.4%
Aames Mortgage Investment Trust Series 2005-3 Class A2 (c)(g)
08/25/35	0.496%	8,841,006	8,587,578
American Credit Acceptance Receivables Trust Series 2012-2 Class A (g)
07/15/16	1.890%	11,944,141	11,943,216
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (c)
05/25/36	0.336%	133,213	132,318
Castle Peak Loan Trust CMO Series 2011-1 Class 1A (g)
06/25/49	7.125%	7,930,359	7,950,185
Deutsche Mortgage Securities, Inc. CMO Series 2009-RS2 Class 4A1 (c)(g)
04/26/37	0.376%	740,025	728,540
HSBC Home Equity Loan Trust (c)
Series 2006-2 Class M2
03/20/36	0.527%	11,260,242	9,895,445
Series 2007-2 Class M1
07/20/36	0.547%	4,220,000	3,125,627
Series 2007-3 Class M1
11/20/36	2.487%	13,800,000	9,460,880
Home Equity Asset Trust Series 2005-5 Class 1A2 (c)
11/25/35	0.516%	359,331	358,133
MASTR Asset-Backed Securities Trust Series 2005-FRE1 Class A4 (c)
10/25/35	0.486%	192,104	184,208
Renaissance Home Equity Loan Trust Series 2005-2 Class AF3 (c)
08/25/35	4.499%	560,006	539,926

Total Asset-Backed Securities - Non-Agency (Cost: $52,421,253)			$52,906,056

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts 0.5%
Put - OTC 2-Year Interest Rate Swap (h)

Issuer	Contracts	Exercise Price	Expiration Date	Value

Options Purchased Puts (continued)
	1	2.10	11/28/2014	$246,265
	1	2.50	01/26/2015	249,340
Put - OTC 3-Year Interest Rate Swap(h)
	1	2.25	03/06/2015	907,500
Put - OTC 5-Year Interest Rate Swap (h)
	1	3.00	05/17/2017	2,896,590
	1	2.75	05/31/2017	4,996,785
	1	4.00	08/17/2017	960,745
Total Options Purchased Puts (Cost: $13,691,200)				$10,257,225

	Shares	Value

Money Market Funds 6.3%

Columbia Short-Term Cash Fund, 0.164% (i)(j)	135,888,456	$135,888,456
Total Money Market Funds (Cost: $135,888,456)		$135,888,456
Total Investments
(Cost: $2,681,093,020) (k)		$2,752,515,356(l)
Other Assets & Liabilities, Net		(600,707,902)
Net Assets		$2,151,807,454

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2012

	Number of	Notional
Contract	Contracts	Market	Expiration	Unrealized	Unrealized
Description	Long (Short)	Value ($)	Date	Appreciation ($)	Depreciation ($)
U.S. Treasury Long Bond, 20-year	(88)	(13,323,750)	Dec. 2012	—	(180,257)
U.S. Treasury Note, 2-year	(116)	(25,587,063)	Dec. 2012	—	(20,111)
U.S. Treasury Note, 5-year	(1,089)	(135,759,161)	Dec. 2012	—	(657,625)
U.S. Treasury Note, 10-year	(1,298)	(173,566,938)	Dec. 2012	—	(1,191,662)
Total				—	(2,049,655)

Notes to Portfolio of Investments

(a)	Represents comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at August 31, 2012:

Security	Principal	Settlement	Proceeds
Description	Amount ($)	Date	Receivable ($)	Value ($)
Federal National Mortgage Association
09/01/42 4.000%	102,000,000	09/13/12	109,089,375	109,347,182
09/01/42 4.500%	50,000,000	09/13/12	53,917,813	54,101,560
09/01/27 4.500%	15,000,000	09/18/12	16,164,844	16,192,968
10/01/42 5.000%	72,500,000	10/11/12	78,945,703	79,160,934
10/01/42 5.500%	55,000,000	10/11/12	60,250,781	60,319,529
Federal 30 Year Gold
09/01/42 5.000%	50,000,000	09/13/12	54,140,625	54,210,940

(b)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(c)	Variable rate security. The interest rate shown reflects the rate as of August 31, 2012.

(d)	Interest Only (IO) security. The actual effective yield of this security is different than the stated coupon rate.
(e)	Represents a security purchased on a when-issued or delayed delivery basis.
(f)

At August 31, 2012, investments in securities included securities valued at $3,226,768 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(g)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the value of these securities amounted to $223,436,930 or 10.38% of net assets.

(h)	Purchased swaptions outstanding at August 31, 2012:

Description	Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Exercise Rate (%)	Expiration Date	Notional Amount ($)	Premium Paid ($)	Market Value ($)
Put - OTC 3-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.25	March 6, 2015	150,000,000	2,321,250	907,500
Put - OTC 2-Year Interest Rate Swap	Barclays	3-Month USD LIBOR	Receive	2.10	Nov. 2, 2016	92,000,000	1,205,200	246,265
Put - OTC 2-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.50	Jan. 28, 2017	100,000,000	657,500	249,340
Put - OTC 5-Year Interest Rate Swap	Morgan Stanley	3-Month USD LIBOR	Receive	3.00	May 17, 2017	100,000,000	3,516,000	2,896,590
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	2.75	May 31, 2017	150,000,000	4,890,000	4,996,785
Put - OTC 5-Year Interest Rate Swap	JPMorgan	3-Month USD LIBOR	Receive	4.00	March 20, 2043	50,000,000	1,101,250	960,745
Total							13,691,200	10,257,225

(i)	The rate shown is the seven-day current annualized yield at August 31, 2012.
(j)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2012, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends or Interest Income ($)	Value ($)
Columbia Short-Term Cash Fund	116,505,539	389,810,351	(370,427,434)	135,888,456	52,180	135,888,456

(k)

At August 31, 2012, the cost of securities for federal income tax purposes was approximately $2,681,093,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$85,247,000
Unrealized Depreciation	(13,825,000)
Net Unrealized Appreciation	$71,422,000

(l)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

CMO	Collateralized Mortgage Obligation

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2012:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Residential Mortgage-Backed Securities - Agency	—	2,279,123,531	—	2,279,123,531
Residential Mortgage-Backed Securities - Non-Agency	—	145,235,719	67,917,934	213,153,653
Commercial Mortgage-Backed Securities - Agency	—	21,186,891	—	21,186,891
Commercial Mortgage-Backed Securities - Non-Agency	—	39,999,544	—	39,999,544
Asset-Backed Securities - Non-Agency	—	44,955,871	7,950,185	52,906,056
Total Bonds	—	2,530,501,556	75,868,119	2,606,369,675

Other
Options Purchased Puts	—	10,257,225	—	10,257,225
Money Market Funds	135,888,456	—	—	135,888,456
Total Other	135,888,456	10,257,225	—	146,145,681
Investments in Securities	135,888,456	2,540,758,781	75,868,119	2,752,515,356
Forward Sale Commitments Liability	—	(373,333,113)	—	(373,333,113)
Derivatives
Liabilities
Futures Contracts	(2,049,655)	—	—	(2,049,655)
Total	133,838,801	2,167,425,668	75,868,119	2,377,132,588

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and/or unobservable inputs were used to determine fair value.

	Residential
	Mortgage-Backed	Asset-Backed
	Securities -	Securities -
	Non-Agency ($)	Non-Agency ($)	Total ($)
Balance as of May 31, 2012	117,569,397	9,646,484	127,215,881
Accrued discounts/premiums	9,019	(3,197)	5,822
Realized gain (loss)	11,720	—	11,720
Change in unrealized appreciation (depreciation)(a)	(127,402)	4,970	(122,432)
Sales	(58,134,700)	(1,698,072)	(59,832,772)
Purchases	8,589,900	—	8,589,900
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of August 31, 2012	67,917,934	7,950,185	75,868,119

(a)Change in unrealized appreciation (depreciation) relating to securities held at August 31, 2012 was $(122,432), which is comprised of Residential Mortgage-Backed Non-Agency Securities of $(127,402) and Asset-Backed Securities - Non-Agency of $4,970.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.  Certain Residential and Asset Backed Securities classified as Level 3 are valued using the market approach and utilize single market quotations from broker dealers which may have included, but not limited to, the distressed nature of the security and observable transactions for similar assets in the market. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 22, 2012